UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 215-564

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund — Schedule of investments

September 30, 2006 (unaudited)

	Shares	Value

International Equities — 20.48%
Austria — 0.13%
Telekom Austria AG	144,520	$3,646,846

Belgium — 0.46%
Dexia	109,916	2,847,513
Fortis	228,499	9,274,838
KBC Groep NV S.A.	11,889	1,252,049
		13,374,400
Bermuda — 0.04%
Catlin Group Ltd.	88,986	796,410
Lancashire Holdings Ltd. (a)	48,660	315,008
		1,111,418
Denmark — 0.08%
A.P. Moller - Maersk A/S	286	2,451,491

Finland — 0.49%
Fortum Oyj	104,600	2,786,725
Nokia Oyj	576,950	11,456,879
		14,243,604
France — 3.09%
Assurance Generale de France	24,581	3,095,175
AXA S.A.	307,341	11,333,167
BNP Paribas	72,110	7,758,606
Capgemini S.A.	50,481	2,677,640
Carrefour S.A.	35,209	2,224,749
Credit Agricole S.A.	77,903	3,421,909
France Telecom S.A.	542,087	12,441,821
Sanofi-Aventis	98,217	8,742,993
Suez S.A.	316,295	13,909,381
Total S.A.	234,042	15,358,207
Unibail REIT	43,694	9,180,803
		90,144,451
Germany — 1.70%
Allianz AG	78,991	13,670,456
Bayerische Motoren Werke AG	34,434	1,844,369
Celesio AG	33,892	1,766,774
Deutsche Lufthansa AG	156,681	3,319,932
Deutsche Postbank AG	46,091	3,497,974
Deutsche Telekom AG	242,365	3,853,930
E.ON AG	45,301	5,369,859
Fraport AG Frankfurt Airport Services Worldwide	49,210	3,385,864
Heidelberger Druckmaschinen	39,002	1,607,830
Henkel KGAA (b)	27,256	3,790,066
Metro AG	8,566	500,635
Muenchener Rueckversicherungs-Gesellschaft AG	9,432	1,491,562
Preussag AG	102,734	2,120,826
Stada Arzneimittel AG	66,228	3,383,571
		49,603,648
Ireland — 0.39%
Anglo Irish Bank Corp. PLC	182,988	3,004,891
Bank of Ireland	285,178	5,576,180
Depfa Bank PLC	135,391	2,503,131
EcoSecurities Group PLC (a)	130,580	408,301
		11,492,503
Italy — 0.40%
Banca Popolare di Verona e Novara Scrl	48,534	1,341,034
ENI SpA	183,723	5,444,508
UniCredito Italiano SpA	585,280	4,857,465
		11,643,007
Luxembourg — 0.11%
SES Global S.A.	222,316	3,312,417

Netherlands — 2.27%
ABN AMRO Holding NV	516,889	15,075,145
Aegon NV	776,107	14,555,467
ASML Holding NV (a)	241,552	5,648,172
ING Groep NV	267,847	11,782,229
Ordina NV	10,299	192,499
Royal Dutch Shell PLC	246,351	8,362,559
Royal KPN NV	341,957	4,362,203
TNT NV	160,327	6,080,783
		66,059,057
Norway — 0.10%
Telenor ASA	212,800	2,774,688

	Shares	Value
Spain — 0.75%
Altadis S.A.	48,315	$2,293,793
Banco Santander Central Hispano S.A.	875,894	13,850,147
Repsol YPF S.A.	194,885	5,799,998
		21,943,938
Sweden — 0.32%
Electrolux AB, B Shares	163,700	2,658,284
Husqvarna AB, B Shares (a)	163,700	1,926,697
Telefonaktiebolaget LM Ericsson, B Shares	1,373,000	4,758,936
		9,343,917
Switzerland — 1.75%
Credit Suisse Group	277,478	16,054,647
Holcim Ltd.	45,220	3,695,857
Nestle S.A.	54,807	19,109,802
Roche Holding AG	70,690	12,222,142
		51,082,448
United Kingdom — 8.40%
Aberdeen Asset Management PLC	509,267	1,561,399
ACP Capital Ltd. (a)	244,193	539,513
Anite Group PLC (a)	336,873	455,713
AstraZeneca PLC	111,306	6,956,518
Aviva PLC	158,302	2,320,787
Barclays PLC (d)	1,267,520	15,995,645
BP PLC (d)	2,142,412	23,346,028
BPP Holdings PLC	61,268	505,033
British American Tobacco PLC	124,157	3,356,800
British Polythene Industries	43,639	339,495
BT Group PLC	877,865	4,405,037
Cadbury Schweppes PLC	90,125	959,318
Carillion PLC	145,543	997,377
Cattles PLC	278,409	1,979,557
Centaur Media PLC	229,206	562,192
Centrica PLC	268,105	1,632,711
Chemring Group PLC	25,093	704,743
Chesnara PLC	153,492	510,837
Compass Group PLC	521,369	2,618,617
Computacenter PLC	38,747	181,550
Daily Mail & General Trust	240,120	2,726,755
Davis Service Group PLC	38,491	346,290
Diageo PLC	515,560	9,107,688
Dignity PLC	40,036	431,778
Dimension Data Holdings PLC (a)	908,728	591,256
DSG International PLC	415,315	1,702,977
Electrocomponents PLC	255,304	1,330,086
Elementis PLC	316,013	525,122
Enodis PLC	208,065	677,853
Evolution Group PLC	132,531	346,161
Fenner PLC	129,205	487,463
Foseco PLC	147,290	514,327
Future PLC	515,518	311,287
Gallaher Group PLC	279,494	4,573,735
Galliford Try PLC	225,824	515,842
Georgica PLC (a)	218,005	604,109
GlaxoSmithKline PLC	395,980	10,542,895
GUS PLC	229,786	4,156,117
Gyrus Group PLC (a)	31,707	215,501
Hanson PLC	313,716	4,543,432
HBOS PLC (d)	957,527	18,950,167
Helphire Group PLC	49,425	360,447
Highway Insurance Holdings PLC	249,497	294,302
HSBC Holdings PLC	171,031	3,120,640
ICAP PLC	66,364	641,164
Innovata PLC (a)	704,234	273,604
Invensys PLC (a)	532,288	2,070,498
ITV PLC	1,231,184	2,230,288
Kesa Electricals PLC	182,581	1,113,594
Kingfisher PLC	715,338	3,284,788
Land Securities Group PLC	56,392	2,077,924
LogicaCMG PLC	935,661	2,715,422
London Scottish Bank PLC	283,312	636,551
Lookers PLC	191,225	608,668
Majestic Wine PLC	85,274	477,392
Meggitt PLC	202,153	1,180,924
Misys PLC	234,809	994,696
National Grid PLC	375,767	4,696,312
Northgate Information Solutions PLC (a)	178,612	270,884

	Shares	Value
Old Mutual PLC	368,016	$1,154,167
Phoenix IT Group Ltd.	62,494	339,038
Premier Farnell PLC (b)	29,509	821,861
Prudential PLC (d)	989,063	12,287,171
Psion ORD	97,606	213,821
Quintain Estates & Development PLC	47,193	618,533
Reed Elsevier PLC	385,378	4,275,258
Rentokil Initial PLC	686,973	1,884,362
Rexam PLC	62,219	665,773
Royal Bank of Scotland Group PLC (d)	515,115	17,736,706
Scottish & Southern Energy PLC	168,718	4,163,551
Southern Cross Healthcare Ltd. (a)	96,009	564,454
Speedy Hire PLC	30,233	531,254
SSL International PLC	225,292	1,476,389
Sterling Energy PLC (a)	289,434	100,255
Taylor Nelson Sofres PLC	184,136	737,801
Telent PLC	47,957	453,451
Tesco PLC	765,666	5,160,941
Tomkins PLC	301,659	1,337,191
Travis Perkins PLC	17,995	584,909
Ultra Electronics Holdings PLC	23,548	463,387
Vanco PLC (a)	67,432	636,332
Vodafone Group PLC (d)	9,091,676	20,810,373
Wolseley PLC	322,831	6,806,137
Yule Catto & Co. PLC	107,881	443,875
Zetar PLC (a)	62,943	530,331
		244,975,130
Total International Equities (Cost $553,539,139)		597,202,963

	Face
	amount
Bonds — 0.63%
US Bonds — 0.46%
US Corporate Bonds — 0.46%
Ford Motor Credit Co.
7.875%, due 06/15/10	$8,500,000		8,277,963
Nomura Asset Acceptance Corp., 144A
8.000%, due 09/25/36	6,474,000		4,993,052
Total US Corporate Bonds (Cost $13,449,371)			13,271,015

International Bonds — 0.17%
International Collateralized Debt Obligations — 0.17%
Cayman Islands — 0.08%
Avenue CLO Fund Ltd., 06-4I, Class SUB (e)
due 11/07/18	2,625,000		2,441,250

Netherlands — 0.09%
Regent’s Park CDO BV, (f)
due 01/26/23	EUR	2,000,000	2,536,100
Total International Collateralized Debt Obligations (Cost $4,980,350)			4,977,350
Total Bonds (Cost $18,429,721)			18,248,365

	Shares
Investment Companies*— 70.28%
UBS Emerging Markets Equity Relationship Fund	8,429,413	205,053,051
UBS International Equity Relationship Fund	46,050,101	806,710,268
UBS Opportunistic High Yield Relationship Fund	1,798,270	23,181,323
UBS Opportunistic Emerging Markets Debt Relationship Fund	1,371,433	13,914,011
UBS Small-Cap Equity Relationship Fund	4,024,500	171,011,086
UBS U.S. Equity Alpha Relationship Fund	26,550,685	304,172,613
UBS U.S. Large Cap Equity Relationship Fund	17,639,574	340,965,913
UBS U.S. Large Cap Growth Equity Relationship Fund	17,917,764	184,302,119
Total Investment Companies (Cost $1,847,103,659)		2,049,310,384

Short-Term Investments — 5.22%
Investment Company* — 4.16%
UBS U.S. Cash Management Prime Relationship Fund,
yield of 5.34%	121,267,259	121,267,259

	Face
	amount
US Government Obligation — 1.06%
US Treasury Bills,
yield of 4.96%, due 01/04/07 (c)	$31,300,000	30,910,972
Total Short-Term Investments (Cost $152,162,609)		152,178,231

	Number of
	contracts	Value
Options Purchased (a) — 0.09%
Call Options — 0.07%
5 Year US Treasury Note Futures,
strike @ 105, expires
December 2006	2,771	$2,078,250
Put Options — 0.02%
5 Year US Treasury Note Futures,
strike @ 105, expires
December 2006	2,771	649,453
Total Options Purchased (Cost $2,835,079)		2,727,703

Total Investments Before Investment
Sold Short —96.70% (Cost $2,574,070,207)		2,819,667,646

	Face
	amount
Investment Sold Short— (3.63)%
US Bond — (3.63)%
Mortgage & Agency Debt Security — (3.63)%
Federal National Mortgage Association, TBA
5.000%
Total Investment Sold Short (Proceeds $105,290,680)	$(110,000,000)	(105,703,180)

Total Investments, Net of Investment
Sold Short — 93.07% (Cost $2,468,779,527)		2,713,964,466
Cash and other assets, less liabilities — 6.93%		201,956,272
Net Assets — 100.00%		$2,915,920,738

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $2,574,070,207; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$250,464,518
Gross unrealized depreciation	(4,867,079)
Net unrealized appreciation	$245,597,439

†	Floating rate security — The interest rate shown is the current rate as of September 30,2006.
(a)	Non-income producing security.
(b)	Preferred Stock
(c)	All or a portion of this security was pledged to cover margin requirements for futures contracts.
(d)	All or a portion of these securities have been pledged to cover open short positions.
(e)	Security is illiquid. This security amounted to $2,441,250 or 0.08% of net assets at September 30, 2006.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents $2,536,100 or 0.09% of net assets as of September 30, 2006 is considered illiquid and restricted.

*	Investment in affiliated mutual funds.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $4,993,052 or 0.17% of net assets.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approxmiate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

EUR	Euro

Restricted Security

Security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Market value	Market value as a percentage of net assets
Regent’s Park CDO BV, due 01/26/23	09/13/06	$2,539,100	0.09%	$2,536,100	0.09%

Forward foreign currency contracts

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of September 30, 2006:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)

Australian Dollar	21,975,000	USD	16,777,913	11/27/06	$418,258
Brazilian Real	67,400,000	USD	30,988,506	11/24/06	345,165
Canadian Dollar	269,550,000	USD	242,128,252	11/27/06	577,930
Czech Koruna	2,285,290,000	EUR	80,533,185	11/27/06	(396,780)
Euro	84,526,335	JPY	12,193,600,000	11/27/06	(3,479,386)
Euro	598,535,000	USD	770,415,815	11/27/06	9,079,292
Great Britain Pound	234,820,000	USD	444,795,185	11/27/06	4,848,175
Great Britain Pound	138,842,894	USD	253,230,000	11/27/06	(6,899,103)
Japanese Yen	19,609,800,000	USD	180,077,853	11/27/06	12,763,313
Mexican Peso	66,920,000	USD	5,915,690	11/27/06	(154,135)
South African Rand	70,180,000	USD	10,848,160	11/27/06	1,882,343
South Korean Won	142,430,000,000	USD	147,925,430	11/24/06	(2,794,424)
Swiss Franc	47,030,000	USD	38,596,002	11/27/06	774,778
Thai Baht	3,507,310,000	USD	92,945,806	11/27/06	94,309
United States Dollar	127,942,267	CHF	151,760,000	11/27/06	(5,897,852)
United States Dollar	170,305,562	SEK	1,227,290,000	11/27/06	(2,136,695)
United States Dollar	76,356,366	SGD	119,345,000	11/27/06	(1,000,383)
United States Dollar	91,910,639	THB	3,507,310,000	11/27/06	940,858
United States Dollar	197,427,335	TWD	6,384,800,000	11/24/06	(4,087,954)
Net unrealized appreciation on forward foreign currency contracts					$4,877,709

Currency type abbreviations:
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of September 30, 2006:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
US Treasury futures buy contracts:
US Treasury Long Bond, 170 contracts (USD)	December 2006	$18,785,638	$19,109,063	$323,425
5 Year US Treasury Notes, 390 contracts (USD)	December 2006	40,933,183	41,151,094	217,911
10 Year US Treasury Notes, 330 contracts (USD)	December 2006	35,342,175	35,660,625	318,450

US Treasury futures sale contracts:
5 Year US Treasury Notes, 831 contracts (USD)	December 2006	87,888,580	87,683,484	205,096
10 Year US Treasury Notes, 535 contracts (USD)	December 2006	57,911,744	57,813,438	98,306

Index futures buy contracts:
Amsterdam Exchanges Index, 446 contracts (EUR)	October 2006	52,640,896	54,807,479	2,166,583
MSCI Taiwan Index, 702 contracts (USD)	October 2006	20,368,940	20,140,380	(228,560)
S&P 500 Index, 435 contracts (USD)	December 2006	142,568,800	146,312,250	3,743,450

Interest rate futures buy contracts:
Australian 10 Year Bond, 1,550 contracts (AUD)	December 2006	839,830,790	840,547,719	716,929
Long Gilt, 827 contracts (GBP)	December 2006	169,989,230	170,389,616	400,386

Index futures sale contracts:
CAC 40 Euro Index, 2,563 contracts (EUR)	December 2006	165,391,589	171,486,890	(6,095,301)
Dax Index, 929 contracts (EUR)	December 2006	173,318,291	178,028,037	(4,709,746)
DJ Euro STOXX 50 Index, 6,658 contracts (EUR)	December 2006	318,855,342	330,361,946	(11,506,604)
FTSE 100 Index, 147 contracts (GBP)	December 2006	16,217,503	16,476,970	(259,467)
Hang Seng Index, 282 contracts (HKD)	October 2006	31,973,253	31,779,364	193,889
IBEX 35 Index, 367 contracts (EUR)	October 2006	56,225,632	60,261,324	(4,035,692)
NIKKEI 225 Index, 2,489 contracts (JPY)	December 2006	342,341,093	339,241,481	3,099,612
OMXS 30 Index, 4,876 contracts (SEK)	October 2006	68,988,740	69,249,360	(260,620)
Russell 2000 Index, 432 contracts (USD)	December 2006	158,019,900	158,133,600	(113,700)
S&P MIB Index, 179 contracts (EUR)	December 2006	43,093,498	43,670,000	(576,502)

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
S&P Toronto Stock Exchange 60 Index, 1,449 contracts (CAD)	December 2006	$172,170,135	$175,422,662	$(3,252,527)
SPI 200 Index, 892 contracts (AUD)	December 2006	84,190,461	86,092,584	(1,902,123)

Interest rate futures sale contract:
Canadian 10 Year Bond, 131 contracts (CAD)	December 2006	13,285,560	13,494,377	(208,817)
Euro-Bund, 317 contracts (EUR)	December 2006	47,573,436	47,472,875	100,561
Japanese 10 Year Bond, 75 contracts (JPY)	December 2006	85,369,705	85,587,301	(217,596)
Net unrealized depreciation on futures contracts				$(21,782,657)

The segregated aggregate market value of investments and cash collateral pledged to cover margin requirements for the open futures contracts at September 30, 2006 was $68,928,563.

Currency Type Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Industry diversification (unaudited)(a)

As a percentage of net assets

As of September 30, 2006

International Equities
Aerospace & Defense	0.04%
Air Freight & Logistics	0.21
Airlines	0.11
Auto Parts & Equipment	0.02
Autombiles	0.06
Beverages	0.31
Capital Markets	0.58
Chemicals	0.05
Commercial Banks	4.16
Commercial Services & Supplies	0.08
Communications Equipment	0.57
Computers & Peripherals	0.03
Construction & Engineering	0.05
Construction Materials	0.28
Consumer Finance	0.07
Consumer Service	0.03
Containers & Packaging	0.03
Diversified Capital Markets	0.05
Diversified Financial Services	0.74
Diversified Telecommunication Services	1.08
Electric Utilities	0.90
Electronic Equipment & Instruments	0.05
Electronics	0.07
Food & Staples Retailing	0.27
Food Products	0.69
Gas Utilities	0.06
Health Care Equipment & Supplies	0.07
Health Care Providers & Services	0.08
Hotels, Restaurants & Leisure	0.18
Household Durables	0.09
Household Products	0.20
Industrial Conglomerates	0.05
Insurance	2.12
Internet & Catalog Retail	0.14
Investment Companies	0.04
IT Services	0.18
Machinery	0.17
Marine	0.08
Media	0.49
Multi-Utilities & Unregulated power	0.16
Oil & Gas	2.00
Pharmaceuticals	1.44
Real Estate	0.02
Real Estate Management & Development	0.39
Retail/Apparel	0.04
Road & Rail	0.01
Semiconductors & Semiconductor Equipment	0.19
Software	0.09
Specialty Retail	0.23
Telecommunications Services	0.02
Tobacco	0.35
Trading Companies & Distributors	0.23
Transportation Infrastructure	0.12
Wireless Telecommunication Services	0.71
Total International Equities	20.48
Bonds
US Bonds
US Corporate Bonds
Asset-Backed Securities	0.18
Consumer Finance	0.28
Total US Bonds	0.46

International Bonds
International Collateralized Debt Obligations	0.17%
Total Bonds	0.63
Investment Companies	70.28
Short-Term Investments	5.22
Options Purchased	0.09
Total Investments Before Investment Sold Short	96.70
Investment Sold Short
US Bond
Mortgage & Agency Debt Security	(3.63)
Total Investments, Net of Investment Sold Short	93.07
Cash and other assets, less liabilities	6.93
Net Assets	100.00%

(a)          Figures represent the industry breakdown of direct investments of the UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification were included.

UBS Global Allocation Fund — Schedule of investments

September 30, 2006 (unaudited)

	Shares	Value
Equities — 60.82%
US Equities — 41.24%
Allergan, Inc.	392,000	$44,143,120
Allstate Corp.	328,800	20,625,624
American Electric Power Co., Inc.	419,500	15,257,215
American International Group, Inc.	663,600	43,970,136
Analog Devices, Inc.	588,900	17,307,771
Anheuser-Busch Cos., Inc.	294,200	13,977,442
AT&T, Inc.	834,600	27,174,576
Borg-Warner, Inc.	259,200	14,818,464
Bristol-Myers Squibb Co.	936,100	23,327,612
Burlington Northern Santa Fe Corp.	493,200	36,220,608
Caremark Rx, Inc.	322,000	18,247,740
Cephalon, Inc. (a)	169,700	10,478,975
Citigroup, Inc.	1,650,007	81,955,848
City National Corp.	132,800	8,905,568
Constellation Brands, Inc., Class A (a)	20,300	584,234
Costco Wholesale Corp.	520,300	25,848,504
Dell, Inc. (a)	817,100	18,662,564
DIRECTV Group, Inc. (a)	1,356,800	26,701,824
Embarq Corp.	107,602	5,204,709
ENSCO International, Inc.	371,100	16,265,313
EOG Resources, Inc.	252,500	16,425,125
Exelon Corp.	850,700	51,501,378
ExxonMobil Corp.	276,300	18,539,730
FedEx Corp.	263,900	28,680,652
Fifth Third Bancorp	903,600	34,409,088
Freddie Mac	434,800	28,840,284
Genzyme Corp. (a)	443,200	29,902,704
H & R Block, Inc.	398,500	8,663,390
Halliburton Co.	565,600	16,091,320
Harley-Davidson, Inc.	303,100	19,019,525
Hartford Financial Services Group, Inc.	226,800	19,674,900
Illinois Tool Works, Inc.	785,600	35,273,440
Intel Corp.	1,723,200	35,446,224
Johnson & Johnson	651,338	42,297,890
Johnson Controls, Inc.	476,700	34,198,458
JPMorgan Chase & Co.	802,700	37,694,792
Kohl’s Corp. (a)	148,400	9,634,128
Kroger Co.	818,700	18,944,718
Marathon Oil Corp.	136,500	10,496,850
Masco Corp.	1,358,600	37,252,812
McAfee, Inc. (a)	26,700	653,082
Medco Health Solutions, Inc. (a)	404,100	24,290,451
Medtronic, Inc.	424,300	19,704,492
Mellon Financial Corp.	956,100	37,383,510
Microsoft Corp.	2,663,700	72,798,921
Millennium Pharmaceuticals, Inc. (a)	630,700	6,275,465
Morgan Stanley	991,250	72,272,037
News Corp., Inc., Class A	723,400	14,214,810
NiSource, Inc.	500,400	10,878,696
Northeast Utilities	218,100	5,075,187
Northrop Grumman Corp.	244,400	16,636,308
Omnicom Group, Inc.	414,200	38,769,120
Oracle Corp. (a)	514,500	9,127,230
PACCAR, Inc.	151,900	8,661,338
Pepco Holdings, Inc.	327,900	7,925,343
PNC Financial Services Group, Inc.	376,400	27,266,416
R.H. Donnelley Corp.	275,692	14,584,107
Realogy Corp. (a)(b)	248,575	5,637,681
Salesforce.com, Inc. (a)	243,600	8,740,368
Sempra Energy	398,000	19,999,500
Sprint Nextel Corp.	2,153,252	36,928,272
Symantec Corp. (a)	1,368,772	29,127,468
Sysco Corp.	550,000	18,397,500
UnitedHealth Group, Inc.	862,400	42,430,080
Univision Communications, Inc. (a)	181,000	6,215,540
Waters Corp. (a)	374,300	16,948,304
Wells Fargo & Co.	1,708,700	61,820,766
Wyeth	1,235,100	62,792,484
Wyndham Worldwide Corp. (a)	147,880	4,136,203
Xilinx, Inc.	555,600	12,195,420
Total US Equities (Cost $1,540,556,994)		1,714,551,354

	Shares	Value
International Equities — 19.58%
Australia — 0.50%
National Australia Bank Ltd.	216,113	$5,911,233
Qantas Airways Ltd.	2,161,012	6,297,455
QBE Insurance Group Ltd.	460,988	8,417,571
		20,626,259
Austria — 0.10%
Telekom Austria AG	172,712	4,358,248

Belgium — 0.28%
KBC Groep NV S.A.	80,892	8,518,862
Solvay S.A.	23,988	3,102,634
		11,621,496
Bermuda — 0.37%
Accenture Ltd., Class A	479,800	15,214,458

Canada — 0.74%
Alcan, Inc.	84,920	3,384,644
Canadian Pacific Railway Ltd. (b)	140,800	6,998,746
Cott Corp. (a)	165,600	2,829,756
Inco Ltd.	18,700	1,425,567
Magna International, Inc., Class A (b)	35,900	2,606,383
Manulife Financial Corp. (b)	123,300	3,971,192
Toronto-Dominion Bank (b)	162,500	9,656,229
		30,872,517
Cayman Islands — 0.43%
GlobalSantaFe Corp.	361,400	18,066,386

Finland — 0.28%
Nokia Oyj	228,557	4,538,608
UPM-Kymmene Oyj	300,440	7,139,433
		11,678,041
France — 1.44%
AXA S.A.	371,687	13,705,918
France Telecom S.A.	556,438	12,771,201
Sanofi-Aventis S.A.	102,329	9,109,032
Total S.A.	323,150	21,205,616
Unibail REIT	14,816	3,113,077
		59,904,844
Germany — 1.33%
Allianz AG	91,609	15,854,171
Bayerische Motoren Werke AG	70,236	3,762,011
Deutsche Postbank AG	107,087	8,127,132
E.ON AG	94,952	11,255,355
Hannover Rueckversicherung AG (a)(b)	48,255	2,029,664
IKB Deutsche Industriebank AG	67,313	2,337,054
MAN AG	37,898	3,207,295
Metro AG	68,755	4,018,346
Premiere AG (a)(b)	66,439	886,289
Siemens AG	42,360	3,695,564
		55,172,881
Hong Kong — 0.32%
Esprit Holdings Ltd.	442,000	4,030,999
Hutchison Telecommunications International Ltd. (a)	1,980,000	3,502,198
Sun Hung Kai Properties Ltd.	325,000	3,548,003
Yue Yuen Industrial Holdings	666,500	2,070,341
		13,151,541
Ireland — 0.52%
Bank of Ireland	589,853	11,533,591
CRH PLC	149,356	5,043,479
Depfa Bank PLC	269,606	4,984,521
		21,561,591
Italy — 0.30%
ENI SpA (b)	194,708	5,770,041
UniCredito Italiano SpA	804,835	6,679,637
		12,449,678
Japan — 3.60%
Aeon Co. Ltd.	192,200	4,710,425
Aiful Corp.	83,400	3,226,565
Asahi Breweries Ltd.	345,800	5,040,995
Bank of Yokohama Ltd.	561,000	4,416,762
Bridgestone Corp.	320,900	6,479,124
Canon, Inc.	162,900	8,494,933
East Japan Railway Co. (b)	727	5,083,615
Funai Electric Co. Ltd. (b)	28,300	2,666,489
Honda Motor Co. Ltd. (b)	209,900	7,054,417

	Shares	Value
Japan Tobacco, Inc.	856	$3,326,171
KDDI Corp.	449	2,797,579
Mitsubishi Corp.	332,800	6,254,527
Mitsui Fudosan Co. Ltd.	145,000	3,295,873
Mitsui Sumitomo Insurance Co. Ltd.	526,000	6,576,948
Nissan Motor Co. Ltd. (b)	647,400	7,250,880
Nitto Denko Corp.	101,900	6,038,518
NOK Corp. (b)	120,400	2,971,141
Nomura Holdings, Inc.	204,800	3,606,214
NTN Corp. (b)	336,000	2,656,711
NTT DoCoMo, Inc. (b)	4,063	6,260,030
Rohm Co. Ltd.	64,800	6,017,829
Shin-Etsu Chemical Co. Ltd.	87,400	5,578,802
SMC Corp.	23,800	3,149,155
Sompo Japan Insurance, Inc.	279,000	3,653,867
Sumitomo Mitsui Financial Group, Inc.	877	9,206,180
Sumitomo Trust & Banking Co. Ltd.	391,000	4,091,225
Takefuji Corp. (b)	68,540	3,144,862
Tanabe Seiyaku Co., Ltd.	167,000	2,092,360
Tokyo Gas Co., Ltd.	682,000	3,417,939
Toyota Motor Corp.	141,000	7,663,238
Yokogawa Electric Corp. (b)	265,800	3,492,246
		149,715,620
Netherlands — 1.77%
ABN AMRO Holding NV	890,562	25,973,374
Aegon NV	562,225	10,544,226
ASML Holding NV (a)	264,889	6,193,858
ING Groep NV	91,922	4,043,525
Koninklijke (Royal) Philips Electronics NV	212,344	7,450,502
Reed Elsevier NV	475,013	7,920,774
Royal KPN NV	464,563	5,926,236
TNT NV	150,867	5,721,989
		73,774,484
Norway — 0.09%
Telenor ASA	282,800	3,687,415

Panama — 0.78%
Carnival Corp.	686,100	32,267,283

Singapore — 0.01%
Jardine Cycle & Carriage Ltd.	80,545	608,557

Spain — 0.55%
Banco Santander Central Hispano S.A.	1,075,077	16,999,745
Repsol YPF S.A.	192,790	5,737,649
		22,737,394
Sweden — 0.34%
Electrolux AB, B Shares	176,000	2,858,020
Husqvarna AB, B Shares (a)	174,100	2,049,102
Sandvik AB	411,800	4,720,318
Telefonaktiebolaget LM Ericsson, B Shares	1,270,000	4,401,930
		14,029,370
Switzerland — 1.75%
Clariant AG (a)	166,515	2,250,473
Credit Suisse Group	359,620	20,807,315
Holcim Ltd.	86,736	7,088,983
Nestle S.A.	21,876	7,627,603
Novartis AG	199,076	11,621,854
Roche Holding AG	91,481	15,816,860
Straumann Holding AG	14,038	3,022,697
Swiss Reinsurance Co.	56,854	4,351,176
		72,586,961
United Kingdom — 4.08%
AstraZeneca PLC	52,485	3,280,262
Balfour Beatty PLC	261,800	2,018,321
Barclays PLC	1,461,754	18,446,808
BP PLC	1,915,858	20,877,252
Cadbury Schweppes PLC	297,200	3,163,489
Diageo PLC	647,835	11,444,408
Gallaher Group PLC	599,246	9,806,265
GlaxoSmithKline PLC	230,369	6,133,532
GUS PLC	185,990	3,363,983
ITV PLC	825,463	1,495,325
Kesa Electricals PLC	582,918	3,555,322
Kingfisher PLC	1,261,960	5,794,842
Prudential PLC	1,130,655	14,046,175
Rentokil Initial PLC	592,762	1,625,942

	Shares	Value
Royal Bank of Scotland Group PLC	516,915	$17,798,684
Scottish & Southern Energy PLC	184,430	4,551,285
Taylor Nelson Sofres PLC	708,125	2,837,336
Tesco PLC	1,583,376	10,672,683
Vodafone Group PLC	8,027,452	18,374,420
Wolseley PLC	337,359	7,112,425
WPP Group PLC	276,427	3,426,301
		169,825,060
Total International Equities (Cost $705,949,581)		813,910,084
Total Equities (Cost $2,246,506,575)		2,528,461,438

		Face
		amount
Bonds — 22.13%
US Bonds — 15.24%
US Corporate Bonds — 2.03%
Allstate Corp.
7.200%, due 12/01/09		$525,000	556,418
American General Finance Corp.
5.375%, due 10/01/12		630,000	627,909
AT&T Corp.
8.000%, due 11/15/31		450,000	550,015
AT&T, Inc.
6.450%, due 06/15/34		540,000	542,298
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09		275,000	291,216
Avon Products, Inc.
7.150%, due 11/15/09		195,000	205,613
Bank of America Corp.
7.400%, due 01/15/11		2,000,000	2,164,552
BellSouth Corp.
6.550%, due 06/15/34		675,000	676,117
Boeing Capital Corp.
7.375%, due 09/27/10		700,000	754,635
Bristol-Myers Squibb Co.
5.750%, due 10/01/11		600,000	611,180
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29		660,000	751,256
C.S. First Boston USA, Inc.
6.500%, due 01/15/12		450,000	474,083
Capital One Financial Corp.
5.500%, due 06/01/15		685,000	671,702
Citigroup, Inc.
5.000%, due 09/15/14		1,275,000	1,242,202
5.500%, due 11/18/15	GBP	270,000	517,904
5.625%, due 08/27/12		$3,775,000	3,843,694
Comcast Cable Communications Holdings, Inc.
6.750%, due 01/30/11		2,250,000	2,363,800
Computer Sciences Corp. (b)
3.500%, due 04/15/08		325,000	315,518
ConAgra Foods, Inc.
6.750%, due 09/15/11		1,355,000	1,430,436
Coors Brewing Co.
6.375%, due 05/15/12		925,000	961,875
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08		3,325,000	3,246,892
Devon Financing Corp. ULC
6.875%, due 09/30/11		1,050,000	1,117,411
Dominion Resources, Inc.
5.950%, due 06/15/35		520,000	504,916
EOP Operating LP, REIT
7.250%, due 06/15/28		1,000,000	1,088,905
Erac USA Finance Co., 144A
8.000%, due 01/15/11		700,000	766,091
Exelon Generation Co. LLC
5.350%, due 01/15/14		1,000,000	984,952
FirstEnergy Corp., Series B
6.450%, due 11/15/11		700,000	730,223
Ford Motor Credit Co.
5.800%, due 01/12/09		12,750,000	12,138,204
General Electric Capital Corp.
6.000%, due 06/15/12		5,325,000	5,532,664
6.750%, due 03/15/32		1,250,000	1,428,800
General Motors Acceptance Corp.
6.875%, due 09/15/11		2,170,000	2,158,503
Goldman Sachs Group, Inc.
6.875%, due 01/15/11		3,425,000	3,630,062

	Face
	amount	Value
HSBC Bank USA N.A.
5.625%, due 08/15/35	$1,355,000	$1,298,099
HSBC Finance Corp.
6.750%, due 05/15/11	1,925,000	2,040,115
ICI Wilmington, Inc.
4.375%, due 12/01/08	600,000	586,409
International Lease Finance Corp.
3.500%, due 04/01/09	1,775,000	1,702,145
John Deere Capital Corp.
7.000%, due 03/15/12	700,000	755,539
JPMorgan Chase & Co.
6.750%, due 02/01/11	2,000,000	2,115,060
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35	890,000	809,650
Kraft Foods, Inc.
5.625%, due 11/01/11	975,000	985,086
Lockheed Martin Corp., 144A
6.150%, due 09/01/36	250,000	261,974
MBNA Corp.
7.500%, due 03/15/12	550,000	607,757
Metlife, Inc.
5.000%, due 11/24/13	700,000	680,568
Miller Brewing Co., 144A
5.500%, due 08/15/13	1,000,000	990,574
Morgan Stanley
6.750%, due 04/15/11	3,475,000	3,673,895
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	375,000	479,400
News America, Inc.
6.200%, due 12/15/34	550,000	525,320
PPL Energy Supply LLC
6.400%, due 11/01/11	825,000	855,640
Progress Energy, Inc.
7.000%, due 10/30/31	300,000	335,848
Qwest Capital Funding, Inc. (b)
7.900%, due 08/15/10	95,000	97,613
Sprint Capital Corp.
8.750%, due 03/15/32	1,375,000	1,676,811
TXU Energy Co. LLC
7.000%, due 03/15/13	700,000	734,922
US Bank N.A.
6.375%, due 08/01/11	625,000	655,964
Valero Energy Corp.
7.500%, due 04/15/32	745,000	863,015
Verizon New York, Inc., Series B
7.375%, due 04/01/32	975,000	1,016,278
Wachovia Bank N.A.
7.800%, due 08/18/10	1,550,000	1,684,524
Washington Mutual, Inc.
5.625%, due 01/15/07	2,000,000	2,000,932
Waste Management, Inc.
7.375%, due 08/01/10	650,000	696,697
Wells Fargo Bank N.A.
6.450%, due 02/01/11	2,625,000	2,756,683
Wyeth
5.500%, due 03/15/13	750,000	753,455
Total US Corporate Bonds (Cost $85,792,149)		84,520,019

Asset-Backed Securities — 0.46%
Conseco Finance Corp., 01-D, Class M2 †
7.080%, due 11/15/32	1,440,831	1,411,205
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	294,576	295,372
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A (c)
5.750%, due 12/25/32	23,585	23,670
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A (c)
5.670%, due 06/25/33	228,839	229,703
Green Tree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	275,681	286,786
GSAMP Trust, 06-S5, Class A2 (c)
5.658%, due 09/25/36	2,000,000	2,004,434
Home Equity Mortgage Trust, 06-3, Class A2 (c)
5.594%, due 09/25/36	1,250,000	1,254,126
Home Equity Mortgage Trust, 06-4, Class A2 (c)
5.730%, due 11/25/36	3,000,000	3,023,337
Metris Master Trust, 04-2, Class C, 144A †
6.680%, due 10/20/10	2,500,000	2,501,173

	Face
	amount	Value
Providian Gateway Master Trust, 04-AA, Class C, 144A †
6.230%, due 03/15/11	$400,000	$401,500
Providian Gateway Master Trust, 04-AA, Class D, 144A †
7.180%, due 03/15/11	460,000	463,378
Providian Gateway Master Trust, 04-EA, Class C, 144A †
5.910%, due 11/15/11	3,000,000	3,015,939
Rutland Rated Investments, DRYD-1A, Class A6F1, 144A
6.957%, due 06/20/13	1,645,000	1,680,213
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	208,377	194,614
Terwin Mortgage Trust, 06-1, Class 2M2, 144A (c)
4.250%, due 01/25/37	2,500,000	2,341,250
Total Asset-Backed Securities (Cost $19,105,203)		19,126,700

Collateralized Debt Obligations — 0.29%
Abacus Ltd., 06-13A, Class J, (d) †
6.924%, due 09/28/46	5,000,000	5,000,000
G-Force CDO, Ltd., 06-1A, Class A3 (d)
5.600%, due 09/27/46	7,000,000	7,042,656
Total Collateralized Debt Obligations (Cost $11,900,093)		12,042,656

Commercial Mortgage-Backed Securities — 1.34%
Asset Securitization Corp., 95-MD4, Class A3 †
7.384%, due 08/13/29	3,250,000	3,304,465
Asset Securitization Corp., 95-MD4, Class A5 †
7.384%, due 08/13/29	5,000,000	5,100,331
Asset Securitization Corp., 97-D4, Class B1
7.525%, due 04/14/29	5,000,000	5,540,997
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class H, 144A †
6.530%, due 09/15/18	3,500,000	3,502,980
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33	1,265,850	1,343,417
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	627,861	632,417
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	6,000,000	6,525,626
GS Mortgage Securities Corp., II, 06-RR2, Class A1, 144A †
5.816%, due 06/23/46	9,025,000	9,125,911
GS Mortgage Securities Corp., II, 98-GLII, Class A1
6.312%, due 04/13/31	802,029	804,357
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	195,188	199,931
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	750,000	797,714
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	5,300,000	5,664,049
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	460,000	492,370
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31	911,131	950,206
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	32,541	32,533
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	2,535,321	2,493,428
Morgan Stanley Capital I, 03-T11, Class A4
5.150%, due 06/13/41	5,065,000	5,031,610
Nomura Asset Securities Corp., 96-MD5, Class A4 †
7.915%, due 04/13/39	631,617	638,366
Nomura Asset Securities Corp., 98-D6, Class A1A
6.280%, due 03/15/30	19,582	19,578
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10	1,794,705	1,898,586
Prudential Mortgage Capital Funding LLC, 01-ROCK, Class A2
6.605%, due 05/10/34	1,055,000	1,113,010
Salomon Brothers Mortgage Securities VII, 00-C3, Class A2
6.592%, due 12/18/33	540,000	564,183
Total Commercial Mortgage-Backed Securities (Cost $57,074,011)		55,776,065

Mortgage & Agency Debt Securities — 6.37%
Bear Stearns Alt-A Trust, 05-3, Class B1 †
5.332%, due 04/25/35	7,378,493	7,275,886
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1 †
7.363%, due 11/25/31	78,408	78,135
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	17,588	17,768
C.S. First Boston Mortgage Securities Corp., 03-27, Class 9A1
7.000%, due 11/25/33	231,563	237,266
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	482,001	483,593
C.S. First Boston Mortgage Securities Corp., 05-10, Class 10A3
6.000%, due 11/25/35	1,223,011	1,235,135

	Face
	amount	Value
C.S. First Boston Mortgage Securities Corp., 05-11, Class 4A1
7.000%, due 12/25/35	$4,771,567	$4,869,874
C.S. First Boston Mortgage Securities Corp., 05-12, Class 1A1
6.500%, due 01/25/36	6,430,865	6,519,433
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1
6.000%, due 10/25/35	4,527,813	4,526,365
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 12/25/34	1,520,696	1,535,243
Countrywide Home Loan Mortgage Pass Through Trust, 03-20, Class 3A2
4.750%, due 07/25/18	394,901	391,214
Countrywide Home Loan Mortgage Pass Through Trust, 06-HYB1, Class 1A1 †
5.398%, due 03/20/36	6,202,517	6,182,310
Federal Home Loan Bank
5.000%, due 10/02/09	5,280,000	5,287,392
Federal Home Loan Bank of Chicago
5.625%, due 06/13/16	3,300,000	3,401,901
Federal Home Loan Mortgage Corp.
5.750%, due 06/27/16	3,300,000	3,438,960
Federal Home Loan Mortgage Corp., REMIC, 2148, Class ZA
6.000%, due 04/15/29	791,955	789,758
Federal Home Loan Mortgage Corp., REMIC, 2426, Class GH
6.000%, due 08/15/30	424,679	426,384
Federal Home Loan Mortgage Corp., REMIC, 3149, Class PC
6.000%, due 10/15/31	9,825,000	9,975,183
Federal Home Loan Mortgage Corp., REMIC, 3164, Class NC
6.000%, due 12/15/32	7,875,000	8,003,096
Federal Home Loan Mortgage Corp., Gold
5.500%, due 09/01/17	55,019	55,126
5.500%, due 01/01/18	104,476	104,679
5.500%, due 04/01/18	339,021	339,562
5.500%, due 01/01/19	1,660,299	1,662,947
5.500%, due 09/01/23	2,536,660	2,527,138
5.500%, due 02/01/24	4,800,651	4,778,354
6.000%, due 12/01/17	265,150	268,986
6.000%, due 10/01/29	28,603	28,914
6.000%, due 12/01/30	346,489	350,054
6.000%, due 03/01/31	474,919	479,860
6.000%, due 07/01/34	1,487,270	1,497,316
6.500%, due 02/01/17	110,061	112,396
6.500%, due 10/01/17	559,388	571,298
6.500%, due 01/01/29	1,901,166	1,948,703
6.500%, due 04/01/29	60,916	62,429
6.500%, due 11/01/29	1,175,675	1,205,142
7.000%, due 06/01/28	182,204	188,001
7.000%, due 04/01/32	1,612,588	1,661,355
Federal National Mortgage Association
5.000%, TBA	8,100,000	7,958,250
3.875%, due 07/15/08 (e)	8,100,000	7,947,242
4.125%, due 05/15/10	6,900,000	6,724,285
4.230%, due 03/01/34 † (e)	382,971	377,272
4.250%, due 08/15/10	8,075,000	7,891,625
4.276%, due 01/01/35 †	3,125,053	3,044,608
4.375%, due 03/15/13	13,170,000	12,752,498
4.625%, due 06/01/10	2,970,000	2,935,875
4.646%, due 01/01/35 †	4,539,696	4,490,819
5.200%, due 11/08/10	6,450,000	6,424,232
5.500%, due 03/15/11	5,670,000	5,803,426
5.500%, due 02/01/18	7,744,076	7,761,273
5.500%, due 11/01/23	162,020	160,300
5.500%, due 04/01/24	5,464,307	5,433,244
5.500%, due 09/01/24	3,342,732	3,326,704
5.500%, due 05/01/33	5,555,139	5,488,359
5.500%, due 06/01/33	6,882,572	6,815,597
5.500%, due 07/01/33	5,585,615	5,518,469
5.948%, due 05/01/33 †	252,127	256,605
6.000%, due 09/01/08	926,150	926,458
6.000%, due 06/01/14	1,026,084	1,041,834
6.000%, due 07/01/17	2,814,161	2,857,357
6.000%, due 08/01/17	668,636	679,049
6.000%, due 04/01/18	285,424	289,903
6.000%, due 03/01/20	2,776,431	2,820,062
6.000%, due 03/01/20	2,520,759	2,560,372
6.000%, due 11/01/28	129,560	130,898
6.000%, due 03/01/29	807,814	816,108
6.000%, due 07/01/29	606,356	612,610

	Face
	amount	Value
6.000%, due 06/01/31	$10,429	$10,532
6.000%, due 01/01/33	2,203,884	2,220,143
6.070%, due 05/12/16	3,790,000	3,830,614
6.222%, due 04/01/36 †	1,445,917	1,462,086
6.250%, due 02/01/11	5,535,000	5,787,064
6.500%, due 12/01/10	1,149,055	1,153,605
6.500%, due 03/01/17	512,822	524,265
6.500%, due 06/01/17	568,294	580,989
6.500%, due 03/01/28	134,046	137,337
6.500%, due 05/01/28	1,552,044	1,590,196
6.500%, due 07/01/28	3,525,577	3,612,242
6.500%, due 10/01/28	855,828	876,866
6.500%, due 12/01/28	139,876	143,314
6.500%, due 04/01/29	308,723	316,329
6.500%, due 04/01/29	233,298	239,033
6.500%, due 06/01/29	593,105	607,718
6.500%, due 08/01/29	195,512	200,329
6.500%, due 10/01/29	1,434,384	1,469,644
6.500%, due 12/01/29	1,729,762	1,772,235
6.500%, due 05/01/30	128,992	132,163
6.500%, due 11/01/31	8,344	8,532
6.500%, due 07/01/32	3,572,953	3,651,793
7.000%, due 08/01/32	845,254	869,961
7.000%, due 01/01/34	496,358	509,977
7.500%, due 05/01/31	18,064	18,689
7.500%, due 02/01/33	300,374	311,745
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	331,474	343,623
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	1,446,606	1,502,428
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3 †
7.500%, due 06/19/30	70,883	73,665
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	1,797,537	1,834,087
Federal National Mortgage Association Whole Loan, 01-W3, Class A
7.000%, due 09/25/41	74,698	76,644
Federal National Mortgage Association Whole Loan, 04-W11, Class 1A3
7.000%, due 05/25/44	2,067,693	2,133,286
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	918	998
Federal National Mortgage Association Whole Loan, REMIC, 03-W6, Class 6A †
5.564%, due 08/25/42	255,493	262,050
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1 †
5.325%, due 09/25/34	1,117,898	1,117,359
First Horizon Asset Securities, Inc., 04-FL1, Class 1A1 †
5.600%, due 02/25/35	461,654	461,954
Government National Mortgage Association
5.125%, due 10/20/29 †	182,672	183,912
6.000%, due 11/20/28	36,427	36,894
6.000%, due 01/15/29	46,961	47,629
6.000%, due 02/20/29	32,643	33,036
6.000%, due 05/20/29	79,726	80,685
6.000%, due 07/15/29	781,269	792,375
6.500%, due 03/15/26	346,287	355,957
6.500%, due 04/15/31	1,178,133	1,210,491
6.500%, due 01/20/34	598,198	612,067
8.000%, due 12/15/22	10,288	10,907
Government National Mortgage Association, REMIC, 01-35, Class AZ
6.500%, due 08/20/31	3,420,755	3,512,021
JPMorgan Alternative Loan Trust, 06-A4, Class A7 †
6.300%, due 09/25/36	8,000,000	8,127,520
Residential Asset Securitization Trust, 04-IP2, Class B1 †
5.434%, due 12/25/34	5,308,088	5,228,467
Structured Asset Securities Corp., 02-23XS, Class A7 (c)
6.080%, due 11/25/32	5,170,000	5,130,171
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	3,453,504	3,321,193
Total Mortgage & Agency Debt Securities (Cost $266,689,067)		264,889,310

Stripped Mortgage-Backed Securities (f) — 0.09%
Federal National Mortgage Association ††
0.000%, due 08/01/34	2,662,819	1,997,585
Federal National Mortgage Association †††
5.500%, due 02/01/36	2,773,761	648,668
MLCC Mortgage Investors, Inc., 03-D, Class XA1 †††
1.000%, due 08/25/28	5,931,801	36,147

	Face
	amount		Value
Sequoia Mortgage Trust, 04-11, Class XAI †††
0.763%, due 12/20/34	$31,940,605		$425,459
Structured Adjustable Rate Mortgage Loan Trust, 05-17, Class 4AX †††
5.500%, due 08/25/35	3,578,570		581,518
Total Stripped Morgage-Backed Securities (Cost $4,964,075)			3,689,377

US Government Obligations — 4.66%
US Treasury Bonds
4.500%, due 02/15/36 (b)	10,640,000		10,195,280
6.250%, due 08/15/23	12,960,000		15,046,767
8.500%, due 02/15/20	5,130,000		6,990,825
US Treasury Inflation Indexed Bonds (TIPS)
2.000%, due 07/15/14	13,152,245		12,890,226
US Treasury Notes
4.500%, due 02/15/16	19,460,000		19,264,641
4.625%, due 02/29/08 (b)	30,650,000		30,575,766
4.875%, due 05/31/08 (b)	33,320,000		33,382,475
4.875%, due 05/15/09	9,570,000		9,625,324
4.875%, due 04/30/11	55,170,000		55,784,208
Total US Government Obligations (Cost $192,056,885)			193,755,512
Total US Bonds (Cost $637,581,483)			633,799,639

International Bonds — 6.89%
International Corporate Bonds — 0.17%
Canada — 0.02%
Bombardier, Inc., 144A
6.300%, due 05/01/14	$900,000		807,750

Germany — 0.06%
Kreditanstalt fuer Wiederaufbau
4.750%, due 12/07/10	GBP	1,245,000	2,305,415

Luxembourg — 0.03%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	$325,000		307,736
6.375%, due 11/15/33	925,000		865,075
			1,172,811
United Kingdom — 0.06%
Abbey National PLC
7.950%, due 10/26/29	$295,000		371,280
Lloyds TSB Bank PLC
6.625%, due 03/30/15	GBP	330,000	676,606
Royal Bank of Scotland Group PLC (g)
9.118%, due 03/31/10	$675,000		753,403
Royal Bank of Scotland PLC
9.625%, due 06/22/15	GBP	370,000	900,260
			2,701,549
Total International Corporate Bonds (Cost $6,964,653)			6,987,525

International Asset-Backed Securities — 0.12%
United Kingdom — 0.12%
Mound Financing PLC, 5A, Class 2C, 144A †
5.949%, due 02/08/42	$1,200,000		1,195,734
Paragon Mortgages PLC, 7A, Class B1A, 144A †
6.155%, due 05/15/43	1,040,000		1,041,651
Permanent Financing PLC, 04, Class 2C (c)
6.110%, due 06/10/42	2,700,000		2,710,566
Total International Asset-Backed Securities (Cost $4,941,012)			4,947,951

Foreign Government Bonds — 6.60%
Australia — 0.30%
Government of Australia
7.500%, due 09/15/09	AUD	16,000,000	12,478,373

Austria — 0.42%
Republic of Austria
5.000%, due 01/15/08	EUR	10,750,000	13,867,090
5.250%, due 01/04/11	2,590,000		3,491,880
			17,358,970
Belgium — 0.17%
Government of Belgium
5.750%, due 03/28/08	EUR	5,480,000	7,156,714

	Face
	amount		Value
Canada — 0.21%
Government of Canada
3.000%, due 06/01/07	CAD	7,530,000	$6,688,917
4.500%, due 09/01/07	2,150,000		1,930,912
			8,619,829
France — 0.92%
French Treasury Note
3.500%, due 07/12/09	EUR	3,885,000	4,914,600
Government of France
3.750%, due 04/25/21	3,920,000		4,915,084
4.750%, due 04/25/35	755,000		1,088,902
5.500%, due 04/25/07	5,820,000		7,457,246
5.500%, due 04/25/10	7,090,000		9,549,233
5.500%, due 04/25/29	6,525,000		10,197,158
			38,122,223
Germany — 2.04%
Bundesobligation
3.500%, due 10/10/08	EUR	4,400,000	5,573,339
Bundesschatzanweisungen
2.500%, due 03/23/07	4,400,000		5,554,926
Deutsche Bundesrepublik
3.750%, due 01/04/09	1,230,000		1,566,018
4.500%, due 07/04/09	18,160,000		23,561,802
4.750%, due 07/04/34	6,805,000		9,829,126
5.000%, due 07/04/12	3,650,000		4,948,574
5.250%, due 07/04/10	5,510,000		7,382,487
6.000%, due 01/04/07	10,290,000		13,131,091
6.250%, due 01/04/24	1,430,000		2,347,876
6.500%, due 07/04/27	6,445,000		11,137,350
			85,032,589
Italy — 0.22%
Republic of Italy
4.500%, due 05/01/09	EUR	3,585,000	4,640,697
5.250%, due 08/01/11	3,450,000		4,669,545
			9,310,242
Japan — 1.25%
Government of Japan
0.500%, due 03/20/07	JPY	320,000,000	2,711,874
0.500%, due 06/20/07	2,520,000,000		21,341,184
1.300%, due 06/20/11	680,000,000		5,816,661
1.900%, due 06/20/25	305,000,000		2,493,363
2.300%, due 06/20/35	200,000,000		1,646,244
2.600%, due 03/20/19	25,700,000		235,348
Government of Japan CPI Linked Bond
0.500%, due 12/10/14	1,125,000,000		9,178,953
1.000%, due 06/10/16	1,010,000,000		8,474,680
			51,898,307
Netherlands — 0.25%
Government of Netherlands
4.000%, due 01/15/37	EUR	3,070,000	3,948,971
5.000%, due 07/15/11	4,945,000		6,643,352
			10,592,323
Sweden — 0.08%
Government of Sweden
6.750%, due 05/05/14	SEK	17,625,000	2,897,435
8.000%, due 08/15/07	2,950,000		419,022
			3,316,457
United Kingdom — 0.74%
UK Gilts
4.750%, due 09/07/15	GBP	4,145,000	7,872,485
4.750%, due 03/07/20	2,870,000		5,532,274
5.000%, due 03/07/12	9,100,000		17,305,888
			30,710,647
Total Foreign Government Bonds (Cost $273,469,037)			274,596,674
Total International Bonds (Cost $285,374,702)			286,532,150
Total Bonds (Cost $922,956,185)			920,331,789

	Shares
Investment Companies* — 12.23%
UBS Corporate Bond Relationship Fund	4,617,769	53,375,408
UBS Emerging Markets Equity Relationship Fund	7,238,101	176,073,333
UBS High Yield Relationship Fund	1,595,260	32,734,419
UBS Small-Cap Equity Relationship Fund	2,816,127	119,664,291
UBS U.S. Securitized Mortgage Relationship Fund	10,169,785	126,402,297
Total Investment Companies (Cost $414,560,638)		508,249,748

	Shares	Value
Short-Term Investments — 4.90%
Other* — 4.86%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35%	202,247,042	$202,247,042

	Face
	amount
US Government Obligation — 0.04%
US Treasury Bills, yield of 5.15%, due 01/04/07 (h)	$1,600,000	1,580,114

Total Short-Term Investments (Cost $203,825,570)		203,827,156

	Shares
Investment of Cash Collateral for Securities Loaned* — 2.26%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35% (Cost $94,032,642)	94,032,642	94,032,642

Total Investments — 102.34% (Cost $3,881,881,610)		4,254,902,773
Liabilities, in excess of cash and other assets — (2.34)%		(97,466,435)
Net Assets — 100.00%		$4,157,436,338

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book puposes, was $3,881,881,610; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$434,498,562
Gross unrealized depreciation	(61,477,399)
Net unrealized appreciation	$373,021,163

†	Floating rate securities — The interest rates shown are the current rates as of September 30, 2006.
††

Principal Only Security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slowly than expected and cause the yield to decrease.

†††

Interest Only Security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

*	Investments in affiliated mutual funds.
(a)	Non-income producing security.
(b)	Securities, or portion thereof, were on loan at September 30, 2006.
(c)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities which represent $12,042,656 or 0.29% of net assets as of September 30, 2006 are considered illiquid and restricted.

(e)	All or a portion of this security is segregated for “To Be Announced” (“TBA”) securities.
(f)	Security is illiquid. These securities amounted to $3,689,377 or 0.09% of net assets.
(g)	Perpetual bond security. The maturity date reflects the next call date.
(h)	A portion of this security was pledged to cover margin requirements for futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $44,717,223 or 1.08% of net assets.

CPI	Consumer Price Index
CDO	Collateralized Debt Obligations
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the US Treasury. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on a changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona

Restricted Securities

Securities	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Market value	Market value as a percentage of net assets
Abacus Ltd., 06-13A, Class J, 6.924%, due 09/28/46	08/09/06	$5,000,000	0.12%	$5,000,000	0.12%
G-Force CDO, Ltd., Class A3, 5.600%, due 09/27/46	08/03/06	6,900,093	0.17	7,042,656	0.17

Forward foreign currency contracts

UBS Global Allocation Fund had the following open forward foreign currency contracts as of September 30, 2006:

					Unrealized
	Contracts	In exchange		Maturity	appreciation/
	to deliver	for		dates	(depreciation)
Canadian Dollar	29,075,000	USD	26,505,310	11/20/06	$455,939
Euro	68,283,885	JPY	9,843,600,000	11/20/06	(2,910,664)
Euro	158,485,000	USD	204,364,039	11/20/06	2,848,776
Great Britain Pound	83,910,000	USD	158,171,595	11/20/06	973,762
Great Britain Pound	11,580,000	USD	21,385,018	11/20/06	(309,070)
Japanese Yen	2,310,300,000	USD	21,526,807	11/20/06	1,832,371
Singapore Dollar	590,000	USD	371,712	10/03/06	234
Swiss Franc	24,960,000	USD	20,584,294	11/20/06	525,906
Thai Baht	4,476,270,000	USD	119,284,496	11/20/06	751,734
United States Dollar	22,487,332	AUD	29,075,000	11/20/06	(839,250)
United States Dollar	29,904	AUD	40,000	10/03/06	(92)
United States Dollar	990,551	AUD	1,325,000	10/04/06	(3,051)
United States Dollar	163,924,627	CHF	196,085,000	11/20/06	(6,346,545)
United States Dollar	346,014	HKD	2,695,000	10/03/06	(87)
United States Dollar	4,936,208	JPY	581,700,000	10/03/06	(11,763)
United States Dollar	253,925,766	JPY	27,693,000,000	11/20/06	(17,853,381)
United States Dollar	199,634,743	SEK	1,437,450,000	11/20/06	(2,767,523)
United States Dollar	119,136,399	SGD	184,995,000	11/20/06	(2,369,414)
United States Dollar	118,592,396	THB	4,476,270,000	11/20/06	(59,634)
Net unrealized depreciation on forward foreign currency contracts					$(26,081,752)

Currency Type Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
JPY	Japanese Yen
HKD	Hong Kong Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Futures contracts

UBS Global Allocation Fund had the following open futures contracts as of September 30, 2006:

				Unrealized
	Expiration	Cost/	Current	appreciation/
	dates	proceeds	value	(depreciation)
US Treasury Notes Futures Buy Contracts:
5 Year US Treasury Notes, 181 contracts	December 2006	$18,968,914	$19,098,328	$129,414
10 Year US Treasury Notes, 90 contracts	December 2006	9,623,307	9,725,625	102,318

Index Futures Buy Contracts:
Amsterdam Exchanges Index, 508 contracts (EUR)	October 2006	59,958,689	62,426,456	2,467,767
FTSE 100 Index, 901 contracts (GBP)	December 2006	101,468,356	100,991,497	(476,859)

Index Future Sale Contracts:
DAX Index, 217 contracts (EUR)	December 2006	40,484,466	41,584,590	(1,100,124)
Nikkei 225 index, 293 contracts (JPY)	December 2006	40,365,754	39,934,815	430,939
S&P Toronto Stock Exchange, 329 contracts (CAD)	December 2006	39,096,103	39,830,266	(734,163)
S&P 500 Index, 68 contracts (USD)	December 2006	22,300,260	22,871,800	(571,540)
SPI 200 Index, 427 contracts (AUD)	December 2006	40,328,993	41,212,481	(883,488)
Net unrealized depreciation on futures contracts				$(635,736)

The segregated aggregate market value of investments and cash collateral pledged to cover margin requirements for the open futures positions at September 30, 2006 was $1,481,355.

Currency Type Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

Equities
US Equities
Aerospace & Defense	0.40%
Air Freight & Logistics	0.69
Auto Components	1.18
Automobiles	0.46
Beverages	0.35
Biotechnology	1.12
Building Products	0.90
Capital Markets	2.64
Commercial Banks	3.18
Computers & Peripherals	0.45
Diversified Consumer Services	0.21
Diversified Financial Services	2.88
Diversified Telecommunication Services	0.78
Electric Utilities	1.92
Energy Equipment & Services	0.78
Food & Staples Retailing	1.52
Health Care Equipment & Supplies	0.47
Health Care Providers & Services	2.04
Hotel, Restaurants & Leisure	0.10
Insurance	2.03
Life Sciences Tools & Services	0.41
Machinery	1.05
Media	2.42
Multi-Utilities & Unregulated Power	0.74
Multiline Retail	0.23
Oil & Gas	1.09
Pharmaceuticals	4.15
Real Estate	0.14
Road & Rail	0.87
Semiconductors & Semiconductor Equipment	1.56
Software	2.90
Thrifts & Mortgage Finance	0.69
Wireless Telecommunication Services	0.89
Total US Equities	41.24

International Equities
Air Freight & Logistics	0.14
Airlines	0.15
Auto Components	0.29
Automobiles	0.62
Beverages	0.46
Capital Markets	0.59
Chemicals	0.41
Commercial Banks	3.72
Commercial Services & Supplies	0.04
Communications Equipment	0.22
Construction & Engineering	0.05
Construction Materials	0.29
Consumer Finance	0.15
Distributors	0.01
Diversified Financial Services	0.10
Diversified Telecommunication Services	0.64
Electric Utilities	0.38
Electronic Equipment & Instruments	0.08
Energy Equipment & Services	0.43
Food & Staples Retailing	0.47
Food Products	0.26
Gas Utilities	0.08
Health Care Equipment & Supplies	0.07
Hotels, Restaurants & Leisure	0.78
Household Durables	0.31
Household Products	0.05
Industrial Conglomerates	0.09
Insurance	2.00
Internet & Catalog Retail	0.08
IT Services	0.37
Machinery	0.33
Media	0.40

Metals & Mining	0.12%
Office Electronics	0.20
Oil & Gas	1.29
Paper & Forest Products	0.17
Pharmaceuticals	1.16
Real Estate	0.23
Road & Rail	0.29
Semiconductors & Semiconductor Equipment	0.29
Specialty Retail	0.32
Textiles, Apparel & Luxury Goods	0.06
Tobacco	0.33
Trading Companies & Distributors	0.32
Wireless Telecommunication Services	0.74
Total International Equities	19.58
Total Equities	60.82

Bonds
US Bonds
US Corporate Bonds
Aerospace & Defense	0.01
Automobiles	0.08
Beverages	0.05
Capital Markets	0.18
Chemicals	0.01
Commercial Banks	0.21
Commercial Services & Supplies	0.02
Consumer Finance	0.21
Diversified Financial Services	0.67
Diversified Telecommunication Services	0.11
Electric Utilities	0.06
Food Products	0.06
Insurance	0.03
IT Services	0.01
Media	0.06
Multi-Utilities & Unregulated Power	0.03
Oil & Gas	0.07
Pharmaceuticals	0.03
Real Estate	0.03
Road & Rail	0.04
Thrifts & Mortgage Finance	0.05
Wireless Telecommunication Services	0.01
Total US Corporate Bonds	2.03

Asset-Backed Securities	0.46
Collateralized Debt Obligations	0.29
Commercial Mortgage-Backed Securities	1.34
Mortgage & Agency Debt Securities	6.37
Stripped Mortgage-Backed Securities	0.09
US Government Obligations	4.66
Total US Bonds	15.24
International Corporate Bonds
Aerospace & Defense	0.02
Commercial Banks	0.12
Diversified Telecommunication Services	0.03
Total International Corporate Bonds	0.17
International Asset-Backed Securities	0.12
Foreign Government Bonds	6.60
Total International Bonds	6.89

Total Bonds	22.13
Investment Companies	12.23
Short-Term Investments	4.90
Investment of Cash Collateral for Securities Loaned	2.26
Total Investments	102.34
Liabilities, in excess of cash and other assets	(2.34)
Net Assets	100.00%

UBS Global Equity Fund — Schedule of investments

September 30, 2006 (unaudited)

	Shares	Value
Equities — 95.92%
US Equities — 52.48%
Allergan, Inc.	58,100	$6,542,641
American Electric Power Co., Inc.	48,000	1,745,760
American International Group, Inc.	88,600	5,870,636
Analog Devices, Inc.	89,000	2,615,710
Anheuser-Busch Cos., Inc.	91,600	4,351,916
AT&T, Inc.	107,600	3,503,456
Bristol-Myers Squibb Co.	78,500	1,956,220
Burlington Northern Santa Fe Corp.	83,500	6,132,240
Caremark Rx, Inc.	39,800	2,255,466
Cephalon, Inc. (a)	26,100	1,611,675
Citigroup, Inc.	260,700	12,948,969
Constellation Brands, Inc., Class A (a)	1,800	51,804
Costco Wholesale Corp.	108,700	5,400,216
Dell, Inc. (a)	207,600	4,741,584
DIRECTV Group, Inc. (a)	137,900	2,713,872
ENSCO International, Inc.	24,500	1,073,835
EOG Resources, Inc.	26,100	1,697,805
Exelon Corp.	70,400	4,262,016
FedEx Corp.	39,200	4,260,256
Fifth Third Bancorp	137,600	5,239,808
Freddie Mac	58,100	3,853,773
Genzyme Corp. (a)	47,100	3,177,837
GlobalSantaFe Corp.	27,300	1,364,727
H&R Block, Inc.	50,500	1,097,870
Halliburton Co.	73,100	2,079,695
Harley-Davidson, Inc.	30,000	1,882,500
Hartford Financial Services Group, Inc.	22,800	1,977,900
Illinois Tool Works, Inc.	158,500	7,116,650
Intel Corp.	382,300	7,863,911
Johnson & Johnson	83,102	5,396,644
Johnson Controls, Inc.	63,600	4,562,664
JPMorgan Chase & Co.	82,500	3,874,200
Kohl’s Corp. (a)	42,100	2,733,132
Kroger Co.	97,500	2,256,150
Masco Corp.	163,800	4,491,396
McAfee, Inc. (a)	5,200	127,192
Medco Health Solutions, Inc. (a)	74,100	4,454,151
Medtronic, Inc.	34,700	1,611,468
Mellon Financial Corp.	177,200	6,928,520
Microsoft Corp.	372,000	10,166,760
Morgan Stanley	117,100	8,537,761
News Corp., Inc., Class A	92,400	1,815,660
NiSource, Inc.	57,000	1,239,180
Northeast Utilities	50,700	1,179,789
Northrop Grumman Corp.	34,100	2,321,187
Omnicom Group, Inc.	57,900	5,419,440
Oracle Corp. (a)	131,300	2,329,262
PACCAR, Inc.	10,600	604,412
Pepco Holdings, Inc.	66,100	1,597,637
PNC Financial Services Group, Inc.	56,100	4,063,884
R.H. Donnelley Corp.	37,700	1,994,330
Realogy Corp. (a)	27,600	625,968
Salesforce.com, Inc. (a)	30,200	1,083,576
Sempra Energy	56,300	2,829,075
Sprint Nextel Corp.	269,453	4,621,119
Symantec Corp. (a)	267,765	5,698,039
Sysco Corp.	135,400	4,529,130
UnitedHealth Group, Inc.	81,800	4,024,560
Univision Communications, Inc. (a)	24,100	827,594
Waters Corp. (a)	28,100	1,272,368
Wells Fargo & Co.	210,800	7,626,744
Wyeth	166,100	8,444,524
Wyndham Worldwide Corp. (a)	16,880	472,133
Xilinx, Inc.	101,500	2,227,925
Total US Equities (Cost $184,634,712)		231,378,322

International Equities — 43.44%
Australia — 1.62%
National Australia Bank Ltd.	82,321	2,251,686
Qantas Airways Ltd.	339,140	988,296
QBE Insurance Group Ltd.	212,739	3,884,582
		7,124,564
Austria — 0.66%
Telekom Austria AG	115,302	2,909,553

Bermuda — 0.47%
Accenture Ltd., Class A	65,700	2,083,347

	Shares	Value
Canada — 1.55%
Canadian Pacific Railway Ltd.	73,600	$3,658,435
Jean Coutu Group, Inc., Class A	111,900	1,190,330
Magna International, Inc., Class A	27,500	1,996,533
		6,845,298
France — 5.04%
AXA S.A.	133,079	4,907,274
France Telecom S.A.	304,168	6,981,174
Sanofi-Aventis	29,222	2,601,258
Total S.A.	96,284	6,318,309
Unibail REIT	6,746	1,417,442
		22,225,457
Germany — 1.55%
Allianz AG	28,566	4,943,731
Cash.Life AG (a)	5,414	204,584
QSC AG (a)	50,511	298,475
Rhoen-Klinikum AG	13,212	593,241
United Internet AG	58,896	810,311
		6,850,342
Hong Kong — 0.33%
Esprit Holdings Ltd.	158,500	1,445,505

Ireland — 1.78%
Bank of Ireland	321,252	6,281,547
Depfa Bank PLC	84,599	1,564,080
		7,845,627
Italy — 1.05%
ENI SpA	66,521	1,971,305
UniCredito Italiano SpA	322,557	2,677,026
		4,648,331
Japan — 9.35%
Aiful Corp.	40,100	1,551,382
Canon, Inc.	44,300	2,310,163
Funai Electric Co. Ltd.	7,700	725,511
Honda Motor Co. Ltd.	71,400	2,399,645
Hoya Corp.	30,300	1,141,460
Japan Tobacco, Inc.	1,161	4,511,314
Mitsui Sumitomo Insurance Co. Ltd.	121,000	1,512,948
Nissan Motor Co. Ltd.	208,100	2,330,720
Nitto Denko Corp.	27,200	1,611,852
Nomura Holdings, Inc.	152,100	2,678,248
NTN Corp.	187,000	1,478,586
NTT DoCoMo, Inc.	3,665	5,646,815
Rohm Co. Ltd.	18,800	1,745,913
Sompo Japan Insurance, Inc.	153,000	2,003,733
Sumitomo Mitsui Financial Group, Inc.	189	1,984,000
Takefuji Corp.	27,640	1,268,223
Toyota Motor Corp.	102,500	5,570,794
West Japan Railway Co.	177	756,698
		41,228,005
Netherlands — 3.52%
ABN AMRO Holding NV	212,788	6,205,994
Aegon NV	182,108	3,415,337
ASML Holding NV (a)	72,281	1,690,135
ING Groep NV CVA	46,495	2,045,253
Reed Elsevier NV	130,013	2,167,948
		15,524,667
Norway — 0.27%
Telenor ASA	91,100	1,187,848

Panama — 1.32%
Carnival Corp.	123,700	5,817,611

Spain — 0.88%
Banco Bilbao Vizcaya Argentaria S.A.	64,230	1,486,405
Banco Santander Central Hispano S.A.	150,655	2,382,245
		3,868,650
Sweden — 0.74%
Svenska Cellulosa AB, B Shares	39,200	1,797,343
Telefonaktiebolaget LM Ericsson, B Shares	427,000	1,480,019
		3,277,362
Switzerland — 2.59%
Holcim Ltd.	43,943	3,591,486
Novartis AG	29,394	1,715,992
Roche Holding AG	35,338	6,109,861
		11,417,339

	Shares	Value
United Kingdom — 10.72%
Associated British Foods	78,737	$1,223,613
Barclays PLC	494,745	6,243,503
BP PLC	944,828	10,295,864
Diageo PLC	74,712	1,319,834
Gallaher Group PLC	335,778	5,494,785
GUS PLC	75,826	1,371,457
Kingfisher PLC	427,198	1,961,667
Prudential PLC	256,146	3,182,113
Rentokil Initial PLC	598,215	1,640,899
Royal Bank of Scotland Group PLC	148,558	5,115,226
Tullow Oil PLC	79,767	563,056
Vodafone Group PLC	3,863,900	8,844,265
		47,256,282
Total International Equities (Cost $146,978,386)		191,555,788
Total Equities (Cost $331,613,098)		422,934,110

Investment Company * — 3.97%
UBS Emerging Markets Equity
Completion Relationship Fund
(Cost $16,300,000)	1,728,068	$17,523,299

Number of
warrants
Warrants — 0.00% †
Lucent Technologies, Inc. (a)
expires 12/10/07 (Cost $0)	1,067	203

	Shares
Short-Term Investment — 0.16%
Other * — 0.16%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35% (Cost $700,882)	700,882	700,882

Total Investments — 100.05% (Cost $348,613,980)		441,158,494
Liabilities, in excess of cash and other assets — (0.05)%		(210,284)
Net Assets — 100.00%		$440,948,210

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $348,613,980; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$99,826,109
Gross unrealized depreciation	(7,281,595)
Net unrealized appreciation	$92,544,514

(a)	Non-income producing security.
†	Amount is less than 0.005%
*	Investment in affiliated mutual fund.
CVA	Dutch Certification-Depository Certificate
REIT	Real Estate Investment Trust

Forward foreign currency contracts

UBS Global Equity Fund had the following open forward foreign currency contracts as of September 30, 2006:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)
Canadian Dollar	6,210,000	USD	5,670,350	11/20/06	$106,581
Euro	26,045,000	USD	33,637,118	11/20/06	520,639
Euro	5,804,782	JPY	836,800,000	11/20/06	(247,434)
Great Britain Pound	14,485,000	USD	27,264,755	11/20/06	128,411
Great Britain Pound	1,300,000	USD	2,392,410	11/20/06	(43,023)
Japanese Yen	304,600,000	USD	2,774,387	11/20/06	177,787
Swedish Krona	18,760,000	USD	2,616,374	11/20/06	47,081
Swiss Franc	2,635,000	USD	2,203,546	11/20/06	86,004
United States Dollar	2,153,773	AUD	2,890,000	11/20/06	(1,994)
United States Dollar	442,662	CAD	490,000	11/20/06	(3,653)
United States Dollar	22,603,892	CHF	27,140,000	11/20/06	(793,610)
United States Dollar	12,721,850	EUR	9,925,000	11/20/06	(102,113)
United States Dollar	2,723,464	EUR	2,145,000	11/20/06	3,925
United States Dollar	5,917,552	GBP	3,205,000	11/20/06	86,728
United States Dollar	2,203,482	HKD	17,075,000	11/20/06	(8,506)
United States Dollar	22,933,202	JPY	2,492,600,000	11/20/06	(1,684,726)
United States Dollar	27,691,517	SEK	199,390,000	11/20/06	(383,886)
United States Dollar	12,042,761	SGD	18,700,000	11/20/06	(239,509)
Net unrealized depreciation on forward foreign currency contracts					$(2,351,298)

Currency Type Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

Equities
US Equities
Aerospace & Defense	0.53%
Air Freight & Logistics	0.97
Auto Components	1.03
Automobiles	0.43
Beverages	1.00
Biotechnology	1.09
Building Products	1.02
Capital Markets	3.51
Commercial Banks	3.84
Computers & Peripherals	1.08
Diversified Consumer Services	0.25
Diversified Financial Services	3.82
Diversified Telecommunication Services	0.79
Electric Utilities	1.99
Energy Equipment & Services	1.02
Food & Staples Retailing	2.76
Health Care Equipment & Supplies	0.37
Health Care Providers & Services	2.43
Hotels, Restaurants & Leisure	0.11
Insurance	1.78
Machinery	1.75
Media	2.90
Multi-Utilities & Unregulated Power	0.92
Multiline Retail	0.63
Oil & Gas	0.39
Pharmaceuticals	5.34
Real Estate	0.14
Road & Rail	1.39
Semiconductors & Semiconductor Equipment	2.88
Software	4.40
Thrifts & Mortgage Finance	0.87
Wireless Telecommunication Services	1.05
Total US Equities	52.48

International Equities
Airlines	0.22
Auto Components	0.45
Automobiles	2.34
Beverages	0.30
Capital Markets	0.65
Chemicals	0.37
Commercial Banks	8.21
Commercial Services & Supplies	0.37
Communications Equipment	0.34
Construction Materials	0.81
Consumer Finance	0.64
Diversified Financial Services	0.46
Diversified Telecommunication Services	2.58
Electronic Equipment & Instruments	0.26
Food & Staples Retailing	0.55
Hotels, Restaurants & Leisure	1.32
Household Durables	0.16
Insurance	5.41
Internet & Catalog Retail	0.31
Internet Software & Services	0.18
IT Services	0.48
Machinery	0.34
Media	0.49
Office Electronics	0.52
Oil & Gas	4.34
Paper & Forest Products	0.41
Pharmaceuticals	2.50
Real Estate	0.32
Road & Rail	1.00
Semiconductors & Semiconductor Equipment	0.78
Specialty Retail	0.77
Tobacco	2.27
Wireless Telecommunication Services	3.29
Total International Equities	43.44
Total Equities	95.92
Investment Company	3.97
Warrants	0.00 †
Short-Term Investment	0.16
Total Investments	100.05
Liabilities, in excess of cash and other assets	(0.05)
Net Assets	100.00%

†           Amount represents less than 0.005%

UBS International Equity Fund — Schedule of investments

September 30, 2006 (unaudited)

	Shares	Value
International Equities — 90.25%
Australia — 2.55%
National Australia Bank Ltd.	51,407	$1,406,111
Qantas Airways Ltd.	566,984	1,652,261
QBE Insurance Group Ltd.	107,943	1,971,023
		5,029,395
Austria — 0.53%
Telekom Austria AG	41,054	1,035,965

Belgium — 1.40%
KBC Groep NV	19,253	2,027,563
Solvay S.A., Class A	5,696	736,727
		2,764,290
Canada — 3.74%
Alcan, Inc.	20,140	802,717
Canadian Pacific Railway Ltd. (a)	33,500	1,665,184
Cott Corp. (b)	40,700	695,478
Inco Ltd.	4,300	327,804
Magna International, Inc., Class A (a)	8,800	638,891
Manulife Financial Corp. (a)	29,300	943,681
Toronto-Dominion Bank (a)	38,700	2,299,668
		7,373,423
Finland — 1.41%
Nokia Oyj	54,342	1,079,105
UPM-Kymmene Oyj	71,478	1,698,550
		2,777,655
France — 7.24%
AXA S.A.	88,256	3,254,431
France Telecom S.A.	135,320	3,105,825
Sanofi-Aventis	23,802	2,118,785
Total S.A.	76,199	5,000,299
Unibail REIT	3,757	789,405
		14,268,745
Germany — 6.74%
Allianz AG	21,814	3,775,206
Bayerische Motoren Werke AG	16,688	893,850
Deutsche Postbank AG	25,485	1,934,128
E.ON AG	22,605	2,679,536
Hannover Rueckversicherung AG (b)	11,850	498,426
IKB Deutsche Industriebank AG	18,974	658,762
MAN AG	9,714	822,093
Metro AG	16,341	955,040
Premiere AG (a)(b)	14,170	189,026
Siemens AG	10,065	878,089
		13,284,156
Hong Kong — 1.59%
Esprit Holdings Ltd.	105,000	957,590
Hutchison Telecommunications International Ltd. (b)	470,000	831,330
Sun Hung Kai Properties Ltd.	77,000	840,604
Yue Yuen Industrial Holdings	163,500	507,878
		3,137,402
Ireland — 2.64%
Bank of Ireland	140,419	2,745,659
CRH PLC	35,515	1,199,277
Depfa Bank PLC	68,130	1,259,599
		5,204,535
Italy — 1.52%
ENI SpA (a)	46,315	1,372,514
UniCredito Italiano SpA	195,748	1,624,588
		2,997,102
Japan — 17.96%
Aeon Co. Ltd.	42,900	1,051,391
Aiful Corp.	19,800	766,019
Asahi Breweries Ltd.	77,200	1,125,405
Bank of Yokohama Ltd.	133,000	1,047,111
Bridgestone Corp.	79,000	1,595,048
Canon, Inc.	38,700	2,018,133
East Japan Railway Co. (a)	162	1,132,800

	Shares	Value
Funai Electric Co. Ltd. (a)	6,700	$631,289
Honda Motor Co. Ltd.	49,900	1,677,062
Japan Tobacco, Inc.	203	788,800
KDDI Corp.	107	666,684
Mitsubishi Corp.	79,200	1,488,457
Mitsui Fudosan Co. Ltd.	33,000	750,095
Mitsui Sumitomo Insurance Co. Ltd.	125,000	1,562,963
Nissan Motor Co. Ltd.	154,000	1,724,800
Nitto Denko Corp.	24,200	1,434,074
NOK Corp. (a)	28,600	705,769
Nomura Holdings, Inc.	48,700	857,532
NTN Corp. (a)	80,000	632,550
NTT DoCoMo, Inc.	967	1,489,896
Rohm Co. Ltd.	15,900	1,476,597
Shin-Etsu Chemical Co. Ltd.	19,500	1,244,698
SMC Corp.	5,700	754,210
Sompo Japan Insurance, Inc.	66,000	864,356
Sumitomo Mitsui Financial Group, Inc.	209	2,193,947
Sumitomo Trust & Banking Co. Ltd.	93,000	973,105
Taiheiyo Cement Corp.	600	2,220
Takefuji Corp. (a)	16,280	746,985
Tanabe Seiyaku Co., Ltd.	43,000	538,751
Tokyo Gas Co., Ltd.	162,000	811,886
Toyota Motor Corp.	33,500	1,820,698
Yokogawa Electric Corp. (a)	63,200	830,361
		35,403,692
Netherlands — 8.94%
ABN AMRO Holding NV	217,568	6,345,403
Aegon NV	133,695	2,507,378
ASML Holding NV (a)(b)	63,004	1,473,213
ING Groep NV	21,732	955,961
Koninklijke Philips Electronics NV	50,525	1,772,768
Reed Elsevier NV	113,034	1,884,826
Royal KPN NV	110,498	1,409,577
TNT NV	33,678	1,277,318
		17,626,444
Norway — 0.45%
Telenor ASA	68,000	886,648

Singapore — 0.07%
Jardine Cycle & Carriage Ltd.	18,605	140,570

Spain — 2.75%
Banco Santander Central Hispano S.A.	256,006	4,048,116
Repsol YPF S.A.	45,852	1,364,608
		5,412,724
Sweden — 1.71%
Electrolux AB, B Shares	41,800	678,780
Husqvarna AB, B Shares (b)	41,700	490,796
Sandvik AB	97,900	1,122,193
Telefonaktiebolaget LM Ericsson, B Shares	308,000	1,067,554
		3,359,323
Switzerland — 8.74%
Clariant AG (b)	41,631	562,648
Credit Suisse Group	85,645	4,955,349
Holcim Ltd.	19,356	1,581,977
Nestle S.A.	5,205	1,814,851
Novartis AG	47,392	2,766,697
Roche Holding AG	21,784	3,766,405
Straumann Holding AG	3,333	717,670
Swiss Reinsurance Co.	13,826	1,058,137
		17,223,734
United Kingdom — 20.27%
AstraZeneca PLC	11,731	733,176
Balfour Beatty PLC	64,284	495,591
Barclays PLC	348,100	4,392,896
BP PLC	456,281	4,972,129
Cadbury Schweppes PLC	70,587	751,350
Diageo PLC	144,487	2,552,453
Gallaher Group PLC	142,641	2,334,226
GlaxoSmithKline PLC	54,803	1,459,120

	Shares	Value
GUS PLC	44,187	$799,206
Kesa Electricals PLC	138,496	844,712
Kingfisher PLC	300,158	1,378,307
Prudential PLC	269,189	3,344,146
Rentokil Initial PLC	145,568	399,292
Royal Bank of Scotland Group PLC	123,094	4,238,436
Scottish & Southern Energy PLC	43,842	1,081,914
Taylor Nelson Sofres PLC	174,039	697,345
Tesco PLC	384,973	2,594,895
Vodafone Group PLC	1,911,589	4,375,529
Wolseley PLC	80,270	1,692,305
WPP Group PLC	65,668	813,952
		39,950,980
Total International Equities (Cost $133,087,207)		177,876,783

Investment Companies — 8.28%
iShares MSCI EAFE Index Fund	129,800	8,790,056
UBS Emerging Markets Equity
Completion Relationship Fund *	742,115	7,525,343
Total Investment Companies (Cost $15,718,174)		16,315,399

Short-Term Investment — 0.48%
Other * — 0.48%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35% (Cost $940,575)	940,575	940,575

Investment of Cash Collateral for Securities Loaned * — 5.66%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35% (Cost $11,157,927)	11,157,927	11,157,927
Total Investments — 104.67% (Cost $160,903,883)		206,290,684
Liabilities, in excess of cash and other assets — (4.67)%		(9,210,695)
Net Assets — 100.00%		$197,079,989

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $160,903,883; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$47,598,298
Gross unrealized depreciation	(2,211,497)
Net unrealized appreciation	$45,386,801

(a)	Security, or portion thereof, was on loan at September 30, 2006.
(b)	Non-income producing security.
REIT	Real Estate Investment Trust
*	Investment in affiliated mutual fund.

Forward foreign currency contracts

UBS International Equity Fund had the following open forward foreign currency contracts as of September 30, 2006:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	Exchange for		dates	(depreciation)
Canadian Dollar	5,995,000	USD	5,465,153	11/20/06	$94,011
Euro	2,839,959	JPY	409,400,000	11/20/06	(121,056)
Euro	21,220,000	USD	27,364,497	11/20/06	383,055
Great Britain Pound	4,980,000	USD	9,386,136	11/20/06	56,554
Great Britain Pound	1,980,000	USD	3,666,012	11/20/06	(43,340)
Japanese Yen	402,800,000	USD	3,567,817	11/20/06	134,098
Swiss Franc	3,305,000	USD	2,732,968	11/20/06	77,000
Swedish Krona	7,540,000	USD	1,044,538	11/20/06	11,891
United States Dollar	1,497,474	CAD	1,675,000	11/20/06	3,220
United States Dollar	874,268	CAD	970,000	11/20/06	(5,209)
United States Dollar	5,065,224	CHF	6,115,000	11/20/06	(151,080)
United States Dollar	1,016,197	DKK	5,860,000	11/20/06	(16,982)
United States Dollar	5,706,613	EUR	4,425,000	11/20/06	(80,181)
United States Dollar	3,544,664	EUR	2,800,000	11/20/06	15,564
United States Dollar	3,619,625	GBP	1,970,000	11/20/06	70,993
United States Dollar	936,704	GBP	490,000	11/20/06	(18,733)
United States Dollar	16,105,277	JPY	1,787,300,000	11/20/06	(869,217)
United States Dollar	11,047,997	SEK	79,550,000	11/20/06	(153,158)
United States Dollar	5,164,863	SGD	8,020,000	11/20/06	(102,720)
Net unrealized depreciation on forward foreign currency contracts					$(715,290)

Currency Type Abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

International Equities
Air Freight & Logistics	0.65%
Airlines	0.84
Auto Components	1.49
Automobiles	3.10
Beverages	2.22
Capital Markets	2.95
Chemicals	2.02
Commercial Banks	18.85
Commercial Services & Supplies	0.20
Communications Equipment	1.09
Construction & Engineering	0.25
Construction Materials	1.41
Consumer Finance	0.77
Distributors	0.07
Diversified Financial Services	0.49
Diversified Telecommunication Services	3.28
Electric Utilities	1.91
Electronic Equipment & Instruments	0.42
Food & Staples Retailing	2.33
Food Products	1.30
Gas Utilities	0.41
Health Care Equipment & Supplies	0.36
Household Durables	1.56
Household Products	0.25
Industrial Conglomerates	0.45
Insurance	10.04
Internet & Catalog Retail	0.41
Machinery	1.69
Media	1.82
Metals & Mining	0.58
Office Electronics	1.02
Oil & Gas	6.45
Paper & Forest Products	0.86
Pharmaceuticals	5.77
Real Estate	0.40
Real Estate Management & Development	0.81
Road & Rail	1.41
Semiconductors & Semiconductor Equipment	1.50
Specialty Retail	1.62
Textiles, Apparel & Luxury Goods	0.26
Tobacco	1.58
Trading Companies & Distributors	1.62
Wireless Telecommunication Services	3.74
Total International Equities	90.25
Investment Companies	8.28
Short-Term Investment	0.48
Investment of Cash Collateral for Securities Loaned	5.66
Total Investments	104.67
Liabilities, in excess of cash and other assets	(4.67)
Net Assets	100.00%

UBS U.S. Equity Alpha Fund — Schedule of investments

September 30, 2006 (unaudited)

	Shares	Value
Equities — 116.28%
Aerospace & Defense — 1.58%
Lockheed Martin Corp. (a)	5,000	$430,300
Northrop Grumman Corp. (a)	12,400	844,068
		1,274,368
Air Freight & Logistics — 3.23%
FedEx Corp. (a)	24,000	2,608,320

Auto Components — 3.84%
Borg-Warner, Inc. (a)	18,600	1,063,362
Johnson Controls, Inc. (a)	28,400	2,037,416
		3,100,778
Automobiles — 1.38%
Harley-Davidson, Inc. (a)	17,700	1,110,675

Beverages — 0.78%
Anheuser-Busch Cos., Inc. (a)	12,600	598,626
Constellation Brands, Inc., Class A (b)	1,100	31,658
		630,284
Biotechnology — 2.99%
Cephalon, Inc. (a)(b)	6,300	389,025
Genzyme Corp. (a)(b)	20,300	1,369,641
Millennium Pharmaceuticals, Inc. (a)(b)	65,400	650,730
		2,409,396
Building Products — 2.19%
Masco Corp. (a)	64,300	1,763,106

Capital Markets — 6.35%
Morgan Stanley (a)	54,000	3,937,140
Northern Trust Corp. (a)	20,300	1,186,129
		5,123,269
Commercial Banks — 11.08%
City National Corp. (a)	8,000	536,480
Fifth Third Bancorp (a)	62,200	2,368,576
PNC Financial Services Group, Inc. (a)	29,100	2,108,004
Wells Fargo & Co. (a)	108,400	3,921,912
		8,934,972
Computers & Peripherals — 0.68%
Dell, Inc. (a)(b)	24,100	550,444

Construction Materials — 1.49%
Martin Marietta Materials, Inc. (a)	14,200	1,201,604

Diversified Consumer Services — 0.64%
H&R Block, Inc. (a)	23,700	515,238

Diversified Financial Services — 8.92%
Citigroup, Inc. (a)	78,400	3,894,128
JPMorgan Chase & Co. (a)	70,400	3,305,984
		7,200,112
Diversified Telecommunication Services — 2.42%
AT&T, Inc. (a)	51,700	1,683,352
Embarq Corp. (a)	5,500	266,035
		1,949,387
Electric Utilities — 3.14%
American Electric Power Co., Inc. (a)	18,400	669,208
Northeast Utilities (a)	19,200	446,784
Pepco Holdings, Inc. (a)	58,700	1,418,779
		2,534,771
Energy Equipment & Services — 1.79%
ENSCO International, Inc. (a)	15,700	688,131
Halliburton Co. (a)	26,700	759,615
		1,447,746
Food & Staples Retailing — 3.67%
Costco Wholesale Corp. (a)	24,300	1,207,224
Kroger Co. (a)	40,600	939,484
Sysco Corp. (a)	24,400	816,180
		2,962,888
Health Care Equipment & Supplies — 0.91%
Medtronic, Inc. (a)	15,800	733,752

Health Care Providers & Services — 6.60%
Caremark Rx, Inc. (a)	23,800	1,348,746
Medco Health Solutions, Inc. (a)(b)	22,900	1,376,519
UnitedHealth Group, Inc. (a)	52,900	2,602,680
		5,327,945

	Shares	Value
Hotels, Restaurants & Leisure — 3.60%
Carnival Corp. (a)	55,400	$2,605,462
Wyndham Worldwide Corp. (a)(b)	10,800	302,076
		2,907,538

Household Durables — 0.39%
Hovnanian Enterprises, Inc., Class A (b)	10,800	316,872

Insurance — 4.78%
American International Group, Inc. (a)	34,400	2,279,344
Hartford Financial Services Group, Inc. (a)	18,200	1,578,850
		3,858,194
IT Services — 0.81%
Accenture Ltd., Class A (a)	20,700	656,397

Life Sciences Tools & Services — 0.94%
Waters Corp. (a)(b)	16,800	760,704

Machinery — 3.41%
Illinois Tool Works, Inc. (a)	38,400	1,724,160
PACCAR, Inc. (a)	18,000	1,026,360
		2,750,520
Media — 4.65%
DIRECTV Group, Inc. (a)(b)	48,800	960,384
News Corp., Inc., Class A (a)	52,800	1,037,520
Omnicom Group, Inc. (a)	18,700	1,750,320
		3,748,224
Multiline Retail — 0.55%
Kohl’s Corp. (b)	6,800	441,456

Multi-Utilities — 1.61%
Sempra Energy (a)	25,800	1,296,450

Oil & Gas — 2.61%
EOG Resources, Inc. (a)	8,700	565,935
Marathon Oil Corp. (a)	20,000	1,538,000
		2,103,935
Pharmaceuticals — 10.15%
Allergan, Inc. (a)	16,800	1,891,848
Bristol-Myers Squibb Co. (a)	38,100	949,452
Johnson & Johnson (a)	35,100	2,279,394
Wyeth (a)	60,300	3,065,652
		8,186,346
Real Estate — 0.53%
Realogy Corp. (a)(b)	18,700	424,116

Road & Rail — 2.38%
Burlington Northern Santa Fe Corp. (a)	26,100	1,916,784

Semiconductors & Semiconductor Equipment — 3.81%
Analog Devices, Inc. (a)	30,700	902,273
Intel Corp. (a)	65,300	1,343,221
Xilinx, Inc. (a)	37,900	831,905
		3,077,399
Software — 7.50%
McAfee, Inc. (b)	1,200	29,352
Microsoft Corp. (a)	122,800	3,356,124
Oracle Corp. (b)	21,600	383,184
Salesforce.com, Inc. (b)	10,200	365,976
Symantec Corp. (a)(b)	90,100	1,917,328
		6,051,964

Thrifts & Mortgage Finance — 2.55%
Freddie Mac (a)	31,000	2,056,230

Wireless Telecommunication Services — 2.33%
Sprint Nextel Corp. (a)	109,800	1,883,070

Total Equities (Cost $93,805,740)		93,815,254

Investment Company — 3.16%
SPDR Trust, Series 1
(Cost $2,548,418)	19,100	2,550,423

Short-Term Investment — 0.01%
Investment Company * — 0.01%
UBS U.S. Cash Management Prime Relationship Fund, yield of 5.34% (Cost $7,839)	7,839	7,839

Total Investments Before Investments Sold Short — 119.45% (Cost $96,361,997)		96,373,516

	Shares	Value
Investments Sold Short — (21.03)%
Equities — (21.03)%
Air Freight & Logistics — (2.04)%
C.H. Robinson Worldwide, Inc.	(17,400)	$(775,692)
Expeditors International Washington, Inc.	(19,600)	(873,768)
		(1,649,460)
Automobiles — (0.87)%
Ford Motor Co.	(36,100)	(292,049)
General Motors Corp.	(12,300)	(409,098)
		(701,147)
Capital Markets — (0.92)%
Bear Stearns Cos., Inc.	(5,300)	(742,530)

Commercial Banks — (2.25)%
BB&T Corp.	(10,500)	(459,690)
Comerica, Inc.	(7,300)	(415,516)
Keycorp.	(12,700)	(475,488)
Regions Financial Corp.	(12,700)	(467,233)
		(1,817,927)
Communications Equipment — (0.57)%
QUALCOMM, Inc.	(12,700)	(461,645)

Computers & Peripherals — (0.60)%
Apple Computer, Inc. (b)	(6,300)	(485,289)

Construction Materials — (0.34)%
Vulcan Materials Co.	(3,500)	(273,875)

Food Products — (0.92)%
Hershey Co.	(6,400)	(342,080)
Kellogg Co.	(8,000)	(396,160)
		(738,240)
Health Care Providers & Services — (0.75)%
Cardinal Health, Inc.	(9,200)	(604,808)

Hotels, Restaurants & Leisure — (1.32)%
Darden Restaurants, Inc.	(12,700)	(539,369)
Royal Caribbean Cruises, Ltd.	(13,600)	(527,816)
		(1,067,185)
Household Durables — (1.87)%
KB Home	(4,600)	(201,480)
Lennar Corp., Class A	(5,600)	(253,400)
Pulte Homes, Inc.	(9,700)	(309,042)
Ryland Group, Inc.	(4,600)	(198,766)
Stanley Works	(10,900)	(543,365)
		(1,506,053)
IT Services — (1.07)%
Cognizant Technology Solutions Corp., Class A (b)	(11,600)	(859,096)

Machinery — (0.69)%
Caterpillar, Inc.	(8,400)	(552,720)

Metals & Mining — (1.42)%
Freeport-McMoRan Copper & Gold, Inc., Class B	(7,200)	(383,472)
Nucor Corp.	(15,400)	(762,146)
		(1,145,618)
Multiline Retail — (0.86)%
Sears Holdings Corp. (b)	(4,400)	(695,596)

Oil & Gas — (0.83)%
Devon Energy Corp.	(6,400)	(404,160)
Valero Energy Corp.	(5,200)	(267,644)
		(671,804)
Pharmaceuticals — (1.26)%
Medicis Pharmaceutical Corp., Class A	(6,100)	(197,335)
Pfizer, Inc.	(28,800)	(816,768)
		(1,014,103)
Software — (1.22)%
BMC Software, Inc. (b)	(20,900)	(568,898)
Novell, Inc. (b)	(67,000)	(414,324)
		(983,222)
Specialty Retail — (1.23)%
Best Buy Co., Inc.	(7,600)	(407,056)
Circuit City Stores, Inc.	(23,400)	(587,574)
		(994,630)

Total Investments Sold Short (Proceeds $17,071,151)		(16,964,948)

Value
Total Investments, Net of Investments
Sold Short — 98.42%
(Cost $79,290,846)	$79,408,568
Cash and other assets, less liabilities — 1.58%	1,273,179
Net Assets — 100.00%	$80,681,747

Note to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $96,361,997; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$575,316
Gross unrealized depreciation	(563,797)
Net unrealized appreciation	$11,519

(a)	All or a portion of these securities have been pledged to cover open short positions.
(b)	Non-income producing security.
*	Investment in affiliated mutual fund.

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

Equities
Aerospace & Defense	1.58%
Air Freight & Logistics	3.23
Auto Components	3.84
Automobiles	1.38
Beverages	0.78
Biotechnology	2.99
Building Products	2.19
Capital Markets	6.35
Commercial Banks	11.08
Computers & Peripherals	0.68
Construction Materials	1.49
Diversified Consumer Services	0.64
Diversified Financial Services	8.92
Diversified Telecommunication Services	2.42
Electric Utilities	3.14
Energy Equipment & Services	1.79
Food & Staples Retailing	3.67
Health Care Equipment & Supplies	0.91
Health Care Providers & Services	6.60
Hotels, Restaurants & Leisure	3.60
Household Durables	0.39
Insurance	4.78
IT Services	0.81
Life Sciences Tools & Services	0.94
Machinery	3.41
Media	4.65
Multiline Retail	0.55
Multi-Utilities	1.61
Oil & Gas	2.61
Pharmaceuticals	10.15
Real Estate	0.53
Road & Rail	2.38
Semiconductors & Semiconductor Equipment	3.81
Software	7.50
Thrifts & Mortgage Finance	2.55
Wireless Telecommunication Services	2.33
Total Equities	116.28
Investment Company	3.16
Short-Term Investment	0.01
Total Investments Before Investments Sold Short	119.45
Investments Sold Short
Equities Sold Short
Air Freight & Logistics	(2.04)
Automobiles	(0.87)
Capital Markets	(0.92)
Commercial Banks	(2.25)
Communications Equipment	(0.57)

Computers & Peripherals	(0.60)
Construction Materials	(0.34)
Food Products	(0.92)
Health Care Providers & Services	(0.75)
Hotels, Restaurants & Leisure	(1.32)
Household Durables	(1.87)
IT Services	(1.07)
Machinery	(0.69)
Metals & Mining	(1.42)
Multiline Retail	(0.86)
Oil & Gas	(0.83)
Pharmaceuticals	(1.26)
Software	(1.22)
Specialty Retail	(1.23)
Total Investments Sold Short	(21.03)
Total Investments, Net of Investments Sold Short	98.42
Cash and other assets, less liabilities	1.58
Net Assets	100.00%

UBS U.S. Large Cap Equity Fund — Schedule of investments

September 30, 2006 (unaudited)

	Shares	Value
Equities — 97.47%
Aerospace & Defense — 0.91%
Northrop Grumman Corp.	97,700	$6,650,439

Air Freight & Logistics — 1.57%
FedEx Corp.	105,500	11,465,740

Auto Components — 2.68%
Borg-Warner, Inc.	102,600	5,865,642
Johnson Controls, Inc.	190,600	13,673,644
		19,539,286
Automobiles — 1.04%
Harley-Davidson, Inc.	121,200	7,605,300

Beverages — 0.80%
Anheuser-Busch Cos., Inc.	117,600	5,587,176
Constellation Brands, Inc., Class A (a)	8,800	253,264
		5,840,440
Biotechnology — 2.59%
Cephalon, Inc. (a)	67,800	4,186,650
Genzyme Corp. (a)	177,200	11,955,684
Millennium Pharmaceuticals, Inc. (a)	274,000	2,726,300
		18,868,634
Building Products — 2.05%
Masco Corp.	543,200	14,894,544

Capital Markets — 5.74%
Mellon Financial Corp.	330,800	12,934,280
Morgan Stanley	396,300	28,894,233
		41,828,513
Commercial Banks — 7.56%
City National Corp.	53,100	3,560,886
Fifth Third Bancorp	381,200	14,516,096
PNC Financial Services Group, Inc.	169,800	12,300,312
Wells Fargo & Co.	683,200	24,718,176
		55,095,470
Computers & Peripherals — 1.02%
Dell, Inc. (a)	326,800	7,464,112

Diversified Consumer Services — 0.48%
H & R Block, Inc.	159,300	3,463,182

Diversified Financial Services — 6.57%
Citigroup, Inc.	659,761	32,770,329
JPMorgan Chase & Co.	320,900	15,069,464
		47,839,793
Diversified Telecommunication Services — 1.78%
AT&T, Inc.	333,700	10,865,272
Embarq Corp.	43,001	2,079,958
		12,945,230
Electric Utilities — 4.38%
American Electric Power Co., Inc.	167,700	6,099,249
Exelon Corp.	340,100	20,589,654
Northeast Utilities	87,200	2,029,144
Pepco Holdings, Inc.	131,100	3,168,687
		31,886,734
Energy Equipment & Services — 2.77%
ENSCO International, Inc.	148,400	6,504,372
GlobalSantaFe Corp.	144,500	7,223,555
Halliburton Co.	225,900	6,426,855
		20,154,782
Food & Staples Retailing — 3.47%
Costco Wholesale Corp.	208,000	10,333,440
Kroger Co.	327,300	7,573,722
Sysco Corp.	219,900	7,355,655
		25,262,817
Health Care Equipment & Supplies — 1.08%
Medtronic, Inc.	169,600	7,876,224

Health Care Providers & Services — 4.66%
Caremark Rx, Inc.	128,800	7,299,096
Medco Health Solutions, Inc. (a)	161,600	9,713,776
UnitedHealth Group, Inc.	344,800	16,964,160
		33,977,032

	Shares	Value
Hotels, Restaurants & Leisure — 2.00%
Carnival Corp.	274,300	$12,900,329
Wyndham Worldwide Corp. (a)	59,120	1,653,587
		14,553,916
Insurance — 4.63%
Allstate Corp.	131,500	8,248,995
American International Group, Inc.	265,300	17,578,778
Hartford Financial Services Group, Inc.	90,700	7,868,225
		33,695,998
IT Services — 0.84%
Accenture Ltd., Class A	191,800	6,081,978

Machinery — 2.42%
Illinois Tool Works, Inc.	314,100	14,103,090
PACCAR, Inc.	61,600	3,512,432
		17,615,522
Media — 5.49%
DIRECTV Group, Inc. (a)	542,500	10,676,400
News Corp., Class A	289,300	5,684,745
Omnicom Group, Inc.	163,600	15,312,960
R.H. Donnelley Corp.	110,195	5,829,316
Univision Communications, Inc.,
Class A (a)	72,400	2,486,216
		39,989,637
Multi-Utilities & Unregulated Power — 1.69%
NiSource, Inc.	200,100	4,350,174
Sempra Energy	159,100	7,994,775
		12,344,949
Multiline Retail — 0.31%
Kohl’s Corp. (a)	34,500	2,239,740

Oil & Gas — 2.47%
EOG Resources, Inc.	100,900	6,563,545
ExxonMobil Corp.	110,500	7,414,550
Marathon Oil Corp.	51,900	3,991,110
		17,969,205
Pharmaceuticals — 10.40%
Allergan, Inc.	156,800	17,657,248
Bristol-Myers Squibb Co.	374,300	9,327,556
Johnson & Johnson	260,444	16,913,233
Waters Corp. (a)	149,600	6,773,888
Wyeth	493,900	25,109,876
		75,781,801
Real Estate — 0.31%
Realogy Corp. (a)	99,450	2,255,526

Road & Rail — 1.99%
Burlington Northern Santa Fe Corp.	197,200	14,482,368

Semiconductors & Semiconductor Equipment — 3.57%
Analog Devices, Inc.	235,400	6,918,406
Intel Corp.	689,700	14,187,129
Xilinx, Inc.	222,100	4,875,095
		25,980,630
Software — 6.59%
McAfee, Inc. (a)	11,300	276,398
Microsoft Corp.	1,063,800	29,073,654
Oracle Corp. (a)	202,700	3,595,898
Salesforce.com, Inc. (a)	95,800	3,437,304
Symantec Corp. (a)	547,302	11,646,587
		48,029,841
Thrifts & Mortgage Finance — 1.58%
Freddie Mac	173,900	11,534,787

Wireless Telecommunication Services — 2.03%
Sprint Nextel Corp.	860,920	14,764,778

Total Equities (Cost $622,879,451)		709,978,948

Short-Term Investments — 3.09%
Other * — 2.86%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35%	20,828,835	20,828,835

	Face
	amount	Value
US Government Obligation — 0.23%
US Treasury Bills, yield of 5.06%, due 01/04/07 (b)	$1,675,000	$1,654,181

Total Short-Term Investments (Cost $22,481,737)		22,483,016

Total Investments — 100.56% (Cost $645,361,188)		732,461,964
Liabilities, in excess of cash and other assets — (0.56)%		(4,104,465)
Net Assets — 100.00%		$728,357,499

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $645,361,188; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$97,245,665
Gross unrealized depreciation	(10,144,889)
Net unrealized appreciation	$87,100,776

(a)	Non-income producing security.
(b)	A portion of this security was pledged to cover margin requirements for futures contracts.
*	Investment in affiliated mutual fund.

Futures contracts

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of September 30, 2006:

	Expiration		Current	Unrealized
	date	Cost	Value	appreciation
Index futures buy contract:
S&P 500 Index, 22 contracts	December 2006	$7,291,093	$7,399,700	$108,607

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at September 30, 2006 was $1,629,491.

Industry Diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

Equities
Aerospace & Defense	0.91%
Air Freight & Logistics	1.57
Auto Components	2.68
Automobiles	1.04
Beverages	0.80
Biotechnology	2.59
Building Products	2.05
Capital Markets	5.74
Commercial Banks	7.56
Computers & Peripherals	1.02
Diversified Consumer Services	0.48
Diversified Financial Services	6.57
Diversified Telecommunication Services	1.78
Electric Utilities	4.38
Energy Equipment & Services	2.77
Food & Staples Retailing	3.47
Health Care Equipment & Supplies	1.08
Health Care Providers & Services	4.66
Hotels, Restaurants & Leisure	2.00
Insurance	4.63
IT Services	0.84
Machinery	2.42
Media	5.49
Multi-Utilities & Unregulated Power	1.69
Multiline Retail	0.31
Oil & Gas	2.47
Pharmaceuticals	10.40
Real Estate	0.31
Road & Rail	1.99
Semiconductors & Semiconductor Equipment	3.57
Software	6.59
Thrifts & Mortgage Finance	1.58
Wireless Telecommunication Services	2.03
Total Equities	97.47
Short-Term Investments	3.09
Total Investments	100.56
Liabilities, in excess of cash and other assets	(0.56)
Net Assets	100.00%

UBS U.S. Large Cap Growth Fund — Schedule of investments

September 30, 2006 (unaudited)

	Shares	Value
Equities — 97.27%
Aerospace & Defense — 4.60%
General Dynamics Corp.	3,600	$258,012
United Technologies Corp.	5,100	323,085
		581,097
Air Freight & Logistics — 3.20%
Expeditors International Washington, Inc.	4,400	196,152
United Parcel Service, Inc., Class B	2,900	208,626
		404,778
Automobiles — 1.29%
Harley-Davidson, Inc.	2,600	163,150

Beverages — 2.84%
PepsiCo, Inc.	5,500	358,930

Biotechnology — 3.77%
Genzyme Corp. (a)	2,600	175,422
Medimmune, Inc. (a)	10,300	300,863
		476,285
Capital Markets — 4.39%
Goldman Sachs Group, Inc.	1,200	203,004
Merrill Lynch & Co., Inc.	4,500	351,990
		554,994
Chemicals — 2.76%
Praxair, Inc.	5,900	349,044

Commercial Services & Supplies — 1.75%
Monster Worldwide, Inc. (a)	6,100	220,759

Communications Equipment — 5.03%
Cisco Systems, Inc. (a)	16,100	370,300
QUALCOMM, Inc.	7,300	265,355
		635,655
Computers & Peripherals — 2.74%
Apple Computer, Inc. (a)	4,500	346,635

Consumer Finance — 1.73%
SLM Corp.	4,200	218,316

Diversified Financial Services — 5.34%
Bank of America Corp.	4,800	257,136
Chicago Mercantile Exchange Holdings, Inc.	300	143,475
Moody’s Corp.	4,200	274,596
		675,207
Energy Equipment & Services — 2.50%
Schlumberger Ltd.	5,100	316,353

Health Care Equipment & Supplies — 5.20%
Baxter International, Inc.	4,100	186,386
C.R. Bard, Inc.	3,600	270,000
St. Jude Medical, Inc. (a)	5,700	201,153
		657,539
Health Care Providers & Services — 4.05%
Express Scripts, Inc. (a)	3,400	256,666
UnitedHealth Group, Inc.	5,200	255,840
		512,506
Hotels, Restaurants & Leisure — 4.13%
Hilton Hotels Corp.	11,400	317,490
Wynn Resorts Ltd. (a)	3,000	204,030
		521,520
Household Products — 2.79%
Procter & Gamble Co.	5,700	353,286

Industrial Conglomerates — 4.66%
General Electric Co.	16,700	589,510

Internet Software & Services — 9.65%
Akamai Technologies, Inc. (a)	5,200	259,948
eBay, Inc. (a)	14,000	397,040
Google, Inc., Class A (a)	1,400	562,660
		1,219,648
Media — 2.34%
McGraw-Hill Cos., Inc.	5,100	295,953

Multiline Retail — 1.79%
Target Corp.	4,100	226,525

	Shares	Value
Oil & Gas — 2.00%
XTO Energy, Inc.	6,000	$252,780

Pharmaceuticals — 4.36%
Allergan, Inc.	3,800	427,918
Johnson & Johnson	1,900	123,386
		551,304
Road & Rail — 1.92%
Burlington Northern Santa Fe Corp.	3,300	242,352

Semiconductors & Semiconductor Equipment — 1.17%
Broadcom Corp., Class A (a)	4,900	148,666

Software — 5.48%
Adobe Systems, Inc. (a)	10,100	378,245
Microsoft Corp.	11,500	314,295
		692,540
Specialty Retail — 5.79%
Bed, Bath & Beyond, Inc. (a)	6,500	248,690
Best Buy Co., Inc.	6,250	334,750
Circuit City Stores, Inc.	5,900	148,149
		731,589
Total Equities (Cost $11,681,090)		12,296,921

Investment Company — 1.86%
iShares Russell 1000 Growth Index Fund (Cost $232,029)	4,500	234,720

Short-Term Investment — 1.06%
Other * — 1.06%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35% (Cost $134,006)	134,006	134,006

Total Investments — 100.19% (Cost $12,047,125)		12,665,647
Liabilities, in excess of cash and other assets — (0.19)%		(23,804)
Net Assets — 100.00%		$12,641,843

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $12,047,125; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$898,876
Gross unrealized depreciation	(280,354)
Net unrealized appreciation	$618,522

(a)   Non-income producing security.

*      Investment in affiliated mutual fund.

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

Equities
Aerospace & Defense	4.60%
Air Freight & Logistics	3.20
Automobiles	1.29
Beverages	2.84
Biotechnology	3.77
Capital Markets	4.39
Chemicals	2.76
Commercial Services & Supplies	1.75
Communications Equipment	5.03
Computers & Peripherals	2.74
Consumer Finance	1.73
Diversified Financial Services	5.34
Energy Equipment & Services	2.50
Health Care Equipment & Supplies	5.20
Health Care Providers & Services	4.05
Hotels, Restaurants & Leisure	4.13
Household Products	2.79
Industrial Conglomerates	4.66
Internet Software & Services	9.65
Media	2.34
Multiline Retail	1.79
Oil & Gas	2.00
Pharmaceuticals	4.36
Road & Rail	1.92
Semiconductors & Semiconductor Equipment	1.17
Software	5.48
Specialty Retail	5.79
Total Equities	97.27
Investment Company	1.86
Short-Term Investment	1.06
Total Investments	100.19
Liabilities, in excess of cash and other assets	(0.19)
Net Assets	100.00%

UBS U.S. Large Cap Value Equity Fund — Schedule of investments

September 30, 2006 (unaudited)

	Shares	Value
Equities — 97.77%
Aerospace & Defense — 2.00%
Lockheed Martin Corp.	10,800	$929,448
Northrop Grumman Corp.	25,000	1,701,750
		2,631,198
Air Freight & Logistics — 1.68%
FedEx Corp.	20,300	2,206,204

Auto Components — 3.10%
Borg-Warner, Inc.	23,300	1,332,061
Johnson Controls, Inc.	38,300	2,747,642
		4,079,703
Automobiles — 0.88%
Harley-Davidson, Inc.	18,400	1,154,600

Beverages — 1.23%
Anheuser-Busch Cos., Inc.	33,100	1,572,581
Constellation Brands, Inc., Class A (a)	1,500	43,170
		1,615,751
Biotechnology — 0.68%
Cephalon, Inc. (a)	14,500	895,375

Building Products — 1.68%
Masco Corp.	80,350	2,203,197

Capital Markets — 8.30%
Mellon Financial Corp.	82,300	3,217,930
Morgan Stanley	81,900	5,971,329
Northern Trust Corp.	29,500	1,723,685
		10,912,944
Commercial Banks — 9.68%
City National Corp.	11,900	798,014
Fifth Third Bancorp	81,800	3,114,944
PNC Financial Services Group, Inc.	37,100	2,687,524
Wells Fargo & Co.	169,300	6,125,274
		12,725,756
Diversified Financial Services — 11.23%
Bank of America Corp.	45,422	2,433,257
Citigroup, Inc.	150,876	7,494,011
JPMorgan Chase & Co.	103,170	4,844,863
		14,772,131
Diversified Telecommunication Services — 2.50%
AT&T, Inc.	89,750	2,922,260
Embarq Corp.	7,592	367,225
		3,289,485
Electric Utilities — 6.26%
American Electric Power Co., Inc.	61,400	2,233,118
Exelon Corp.	55,800	3,378,132
Northeast Utilities	62,100	1,445,067
Pepco Holdings, Inc.	48,900	1,181,913
		8,238,230
Energy Equipment & Services — 3.17%
ENSCO International, Inc.	30,700	1,345,581
GlobalSantaFe Corp.	27,900	1,394,721
Halliburton Co.	50,100	1,425,345
		4,165,647
Food & Staples Retailing — 2.23%
Costco Wholesale Corp.	43,600	2,166,048
Kroger Co.	33,100	765,934
		2,931,982
Health Care Providers & Services — 3.80%
Caremark Rx, Inc.	11,400	646,038
Medco Health Solutions, Inc. (a)	31,400	1,887,454
UnitedHealth Group, Inc.	50,100	2,464,920
		4,998,412
Hotels, Restaurants & Leisure — 0.27%
Wyndham Worldwide Corp. (a)	12,940	361,932

Insurance — 6.24%
Allstate Corp.	32,700	2,051,271
American International Group, Inc.	59,500	3,942,470
Hartford Financial Services Group, Inc.	25,550	2,216,462
		8,210,203
IT Services — 1.18%
Accenture Ltd., Class A	49,000	1,553,790

Machinery — 2.48%
Illinois Tool Works, Inc.	58,700	2,635,630
PACCAR, Inc.	11,000	627,220
		3,262,850

	Shares	Value
Media — 5.02%
DIRECTV Group, Inc. (a)	107,700	$2,119,536
News Corp., Class A	74,100	1,456,065
Omnicom Group, Inc.	27,500	2,574,000
Univision Communications, Inc., Class A (a)	13,300	456,722
		6,606,323
Multi-Utilities & Unregulated Power — 1.78%
NiSource, Inc.	46,700	1,015,258
Sempra Energy	26,300	1,321,575
		2,336,833
Oil & Gas — 6.22%
ExxonMobil Corp.	67,750	4,546,025
Marathon Oil Corp.	47,200	3,629,680
		8,175,705
Pharmaceuticals — 5.92%
Bristol-Myers Squibb Co.	77,400	1,928,808
Johnson & Johnson	27,700	1,798,838
Wyeth	79,800	4,057,032
		7,784,678
Real Estate — 0.39%
Realogy Corp. (a)	22,350	506,898

Road & Rail — 1.98%
Burlington Northern Santa Fe Corp.	35,500	2,607,120

Software — 4.06%
Microsoft Corp.	109,400	2,989,902
Symantec Corp. (a)	110,200	2,345,056
		5,334,958
Thrifts & Mortgage Finance — 1.83%
Freddie Mac	36,350	2,411,095

Wireless Telecommunication Services — 1.98%
Sprint Nextel Corp.	151,757	2,602,633

Total Equities (Cost $102,445,282)		128,575,633

Investment Company — 0.49%
SPDR Trust, Series 1 (Cost $624,406)	4,800	640,944

Short-Term Investment — 1.04%
Other * — 1.04%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35% (Cost $1,365,312)	1,365,312	1,365,312

Total Investments — 99.30% (Cost $104,435,000)		130,581,889
Cash and other assets, less liabilities — 0.70%		923,869
Net Assets — 100.00%		$131,505,758

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $104,435,000; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$27,105,356
Gross unrealized depreciation	(958,467)
Net unrealized appreciation	$26,146,889

(a)          Non-income producing security.

*                 Investment in affiliated mutual fund.

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

Equities
Aerospace & Defense	2.00%
Air Freight & Logistics	1.68
Auto Components	3.10
Automobiles	0.88
Beverages	1.23
Biotechnology	0.68
Building Products	1.68
Capital Markets	8.30
Commercial Banks	9.68
Diversified Financial Services	11.23
Diversified Telecommunication Services	2.50
Electric Utilities	6.26
Energy Equipment & Services	3.17
Food & Staples Retailing	2.23
Health Care Providers & Services	3.80
Hotels, Restaurants & Leisure	0.27
Insurance	6.24
IT Services	1.18
Machinery	2.48
Media	5.02
Multi-Utilities & Unregulated Power	1.78
Oil & Gas	6.22
Pharmaceuticals	5.92
Real Estate	0.39
Road & Rail	1.98
Software	4.06
Thrifts & Mortgage Finance	1.83
Wireless Telecommunication Services	1.98
Total Equities	97.77
Investment Company	0.49
Short-Term Investment	1.04
Total Investments	99.30
Cash and other assets, less liabilities	0.70
Net Assets	100.00%

UBS U.S. Mid Cap Growth Equity Fund — Schedule of investments

September 30, 2006 (unaudited)

	Shares	Value
Equities — 96.92%
Air Freight & Logistics — 1.36%
UTi Worldwide, Inc.	2,400	$67,128

Commercial Services & Supplies — 9.56%
Chemed Corp.	2,100	67,746
Corporate Executive Board Co.	600	53,946
Dun & Bradstreet Corp. (a)	1,000	74,990
Monster Worldwide, Inc. (a)	2,600	94,094
Republic Services, Inc.	3,100	124,651
Stericycle, Inc. (a)	800	55,832
		471,259
Computers & Peripherals — 1.92%
NCR Corp. (a)	2,400	94,752

Diversified Financial Services — 3.29%
Chicago Mercantile Exchange
Holdings, Inc	100	47,825
Moody’s Corp.	1,000	65,380
TD Ameritrade Holding Corp. (a)	2,600	49,010
		162,215
Electrical Equipment — 1.99%
Roper Industries, Inc.	2,200	98,428

Electronic Equipment & Instruments — 2.39%
Amphenol Corp.	1,900	117,667

Energy Equipment & Services — 6.09%
Cameron International Corp. (a)	1,200	57,972
ENSCO International, Inc.	800	35,064
National Oilwell Varco, Inc. (a)	1,000	58,550
Smith International, Inc.	2,000	77,600
Weatherford International Ltd. (a)	1,700	70,924
		300,110
Food Products — 3.03%
Corn Products International, Inc.	1,300	42,302
Hershey Co.	2,000	106,900
		149,202
Health Care Equipment & Supplies — 9.23%
C.R. Bard, Inc.	1,100	82,500
Cytyc Corp. (a)	2,100	51,408
Fisher Scientific International, Inc. (a)	500	39,120
Millipore Corp. (a)	1,100	67,430
Techne Corp. (a)	900	45,774
Thermo Electron Corp. (a)	4,300	169,119
		455,351
Health Care Providers & Services — 7.73%
Aetna, Inc.	2,200	87,010
Caremark Rx, Inc.	1,600	90,672
Healthways, Inc. (a)	2,500	111,500
Psychiatric Solutions, Inc. (a)	2,700	92,043
		381,225
Hotels, Restaurants & Leisure — 10.99%
Gaylord Entertainment Co. (a)	1,700	74,545
Scientific Games Corp. (a)	4,200	133,560
SCP Pool Corp.	1,300	50,050
Starwood Hotels & Resorts Worldwide, Inc.	1,700	97,223
Station Casinos, Inc.	1,700	98,311
Texas Roadhouse, Inc. (a)	7,200	88,416
		542,105
Household Durables — 2.54%
Fortune Brands, Inc.	1,000	75,110
Harman International Industries, Inc.	600	50,064
		125,174
Internet & Catalog Retail — 3.23%
Coldwater Creek, Inc. (a)	2,500	71,900
NutriSystem, Inc. (a)	1,400	87,206
		159,106
IT Services — 2.55%
Cognizant Technology Solutions Corp., Class A (a)	1,700	125,902

	Shares	Value
Machinery — 3.95%
Graco, Inc.	2,200	$85,932
Harsco Corp.	1,400	108,710
		194,642
Marine — 3.25%
American Commercial Lines, Inc. (a)	2,700	160,515

Metals & Mining — 0.65%
Freeport-McMoRan Copper & Gold, Inc.	600	31,956

Oil & Gas — 2.26%
Apache Corp.	600	37,920
Frontier Oil Corp.	1,600	42,528
Newfield Exploration Co. (a)	800	30,832
		111,280
Semiconductors & Semiconductor Equipment — 4.99%
Freescale Semiconductor, Inc. (a)	3,000	114,030
Marvell Technology Group, Ltd. (a)	1,800	34,866
Microchip Technology, Inc.	3,000	97,260
		246,156
Software — 7.17%
Adobe Systems, Inc. (a)	3,900	146,055
Autodesk, Inc. (a)	1,000	34,780
Citrix Systems, Inc. (a)	1,300	47,073
Micros Systems, Inc. (a)	1,900	92,948
Nuance Communications, Inc. (a)	4,000	32,680
		353,536
Specialty Retail — 2.30%
Dick’s Sporting Goods, Inc. (a)	900	40,968
Tractor Supply Co. (a)	1,500	72,390
		113,358
Textiles, Apparel & Luxury Goods — 1.67%
Coach, Inc. (a)	2,400	82,560

Trading Companies & Distributors — 4.78%
MSC Industrial Direct Co.	2,800	114,072
WESCO International, Inc. (a)	2,100	121,863
		235,935
Total Equities (Cost $4,970,431)		4,779,562

Investment Company — 1.76%
iShares Russell Midcap Growth Index Fund (Cost $86,454)	900	86,877

Short-Term Investment — 0.61%
Investment Company * — 0.61%
UBS U.S. Cash Management
Prime Relationship Fund, yield of 5.34% (Cost $30,161)	30,161	30,161

Total Investments — 99.29% (Cost $5,087,046)		4,896,600
Cash and other assets, less liabilities — 0.71%		34,803
Net Assets — 100.00%		$4,931,403

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $5,087,046; and net unrealized depreciation consisted of :

Gross unrealized appreciation	$213,097
Gross unrealized depreciation	(403,543)
Net unrealized depreciation	$(190,446)

(a)          Non-income producing security

*                 Investment in affiliated mutual fund.

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

Equities
Air Freight & Logistics	1.36%
Commercial Services & Supplies	9.56
Computers & Peripherals	1.92
Diversified Financial Services	3.29
Electrical Equipment	1.99
Electronic Equipment & Instruments	2.39
Energy Equipment & Services	6.09
Food Products	3.03
Health Care Equipment & Supplies	9.23
Health Care Providers & Services	7.73
Hotels, Restaurants & Leisure	10.99
Household Durables	2.54
Internet & Catalog Retail	3.23
IT Services	2.55
Machinery	3.95
Marine	3.25
Metals & Mining	0.65
Oil & Gas	2.26
Semiconductors & Semiconductor Equipment	4.99
Software	7.17
Specialty Retail	2.30
Textiles, Apparel & Luxury Goods	1.67
Trading Companies & Distributors	4.78
Total Equities	96.92
Investment Company	1.76
Short-Term Investment	0.61
Total Investments	99.29
Cash and other assets, less liabilities	0.71
Net Assets	100.00%

UBS U.S. Small Cap Growth Fund — Schedule of investments

September 30, 2006 (unaudited)

	Shares	Value
Equities — 96.50%
US Equities — 95.66%
Aerospace & Defense — 1.70%
AAR Corp. (a)	229,700	$5,476,048
DRS Technologies, Inc.	43,300	1,890,911
		7,366,959
Air Freight & Logistics — 2.63%
HUB Group, Inc., Class A (a)	266,900	6,079,982
UTi Worldwide, Inc.	190,500	5,328,285
		11,408,267

Auto Components — 1.03%
LKQ Corp. (a)	202,900	4,457,713

Biotechnology — 4.67%
Alexion Pharmaceuticals, Inc. (a)	74,700	2,538,306
BioMarin Pharmaceuticals, Inc. (a)	155,100	2,207,073
Cubist Pharmaceuticals, Inc. (a)	92,800	2,017,472
Isis Pharmaceuticals, Inc. (a)	320,300	2,299,754
Keryx Biopharmaceuticals, Inc. (a)	166,500	1,969,695
Nuvelo, Inc. (a)	144,900	2,642,976
Regeneron Pharmaceutical, Inc. (a)	135,100	2,119,719
Renovis, Inc. (a)	163,000	2,242,880
Telik, Inc. (a)	125,600	2,234,424
		20,272,299
Capital Markets — 1.74%
Investors Financial Services Corp.	175,000	7,539,000

Commercial Banks — 1.79%
UCBH Holdings, Inc.	446,500	7,795,890

Commercial Services & Supplies — 4.76%
CRA International, Inc. (a)	117,700	5,609,582
Korn/Ferry International Corp. (a)	74,400	1,557,936
Labor Ready, Inc. (a)	300,000	4,779,000
New Oriental Education & Technology Group, ADS (a)	16,800	407,400
TeleTech Holdings, Inc. (a)	301,100	4,706,193
WNS Holdings Ltd. ADS (a)	126,800	3,620,140
		20,680,251
Communications Equipment — 1.83%
Nice Systems Ltd. ADS (a)	287,000	7,941,290

Computers & Peripherals — 0.60%
Neoware, Inc. (a)	183,700	2,496,483
Riverbed Technology, Inc. (a)	6,000	117,000
		2,613,483
Construction & Engineering — 1.44%
EMCOR Group, Inc. (a)	113,900	6,246,276

Diversified Telecommunication Services — 0.62%
NeuStar, Inc., Class A (a)	97,900	2,716,725

Electrical Equipment — 1.94%
Energy Conversion Devices, Inc. (a)	59,300	2,196,472
Genlyte Group, Inc. (a)	87,500	6,230,000
		8,426,472
Electronic Equipment & Instruments — 3.51%
Benchmark Electronics, Inc. (a)	246,450	6,624,576
Cognex Corp.	210,100	5,307,126
Radisys Corp. (a)	156,700	3,329,875
		15,261,577
Energy Equipment & Services — 3.97%
Dresser-Rand Group, Inc. (a)	81,000	1,652,400
Patterson-UTI Energy, Inc.	189,300	4,497,768
Tetra Technologies, Inc. (a)	459,450	11,100,312
		17,250,480
Health Care Equipment & Supplies — 5.79%
Arthrocare Corp. (a)	156,000	7,310,160
Aspect Medical Systems, Inc. (a)	119,100	2,033,037
DexCom, Inc. (a)	168,700	1,877,631
Lifecell Corp. (a)	117,300	3,779,406
Mindray Medical International Ltd. ADS (a)	29,000	484,010

	Shares	Value
Resmed, Inc. (a)	71,800	$2,889,950
Viasys Healthcare, Inc. (a)	247,900	6,752,796
		25,126,990
Health Care Providers & Services — 9.13%
Pediatrix Medical Group, Inc. (a)	270,600	12,339,360
Psychiatric Solutions, Inc. (a)	275,000	9,374,750
United Surgical Partners International, Inc. (a)	181,700	4,511,611
VCA Antech, Inc. (a)	372,600	13,435,956
		39,661,677
Hotels, Restaurants & Leisure — 4.91%
Buffalo Wild Wings, Inc. (a)	20,800	795,600
California Pizza Kitchen, Inc. (a)	203,700	6,096,741
CKE Restaurants, Inc.	422,300	7,060,856
Orient-Express Hotels Ltd.	197,100	7,367,598
		21,320,795
Household Durables — 0.97%
Hovnanian Enterprises, Inc., Class A (a)	82,000	2,405,880
Technical Olympic USA, Inc.	182,900	1,797,907
		4,203,787
Household Products — 1.49%
Central Garden & Pet Co. (a)	134,200	6,476,492

IT Services — 1.48%
CACI International, Inc., Class A (a)	113,900	6,265,639
Perficient, Inc. (a)	11,183	175,350
		6,440,989
Leisure Equipment & Products — 0.62%
Nautilus, Inc.	194,600	2,675,750

Life Sciences Tools & Services — 0.47%
Charles River Laboratories International, Inc. (a)	46,680	2,026,379

Machinery — 2.56%
ESCO Technologies, Inc. (a)	147,500	6,790,900
Middleby Corp. (a)	55,900	4,307,654
		11,098,554
Metals & Mining — 1.28%
Steel Dynamics, Inc.	109,900	5,544,455

Oil & Gas — 3.22%
EXCO Resources, Inc. (a)	459,500	5,702,395
Petrohawk Energy Corp. (a)	523,445	5,433,359
Quicksilver Resources, Inc. (a)	89,500	2,855,050
		13,990,804
Personal Products — 0.18%
Bare Escentuals, Inc. (a)	30,500	828,075

Pharmaceuticals — 0.61%
Penwest Pharmaceuticals Co. (a)	160,300	2,668,995

Real Estate — 2.71%
BioMed Realty Trust, Inc. REIT	116,200	3,525,508
Ventas, Inc. REIT	214,200	8,255,268
		11,780,776
Road & Rail — 1.92%
Landstar System, Inc.	195,100	8,330,770

Semiconductors & Semiconductor Equipment — 9.22%
Atheros Communications, Inc. (a)	265,700	4,817,141
Cree, Inc. (a)	58,700	1,180,457
Exar Corp. (a)	184,200	2,448,018
Hittite Microwave Corp. (a)	110,800	4,930,600
Microsemi Corp. (a)	349,300	6,584,305
Nextest Systems Corp. (a)	77,100	1,014,636
PDF Solutions, Inc. (a)	69,800	765,008
Photronics, Inc. (a)	181,900	2,570,247
Power Integrations, Inc. (a)	143,800	2,818,480
Rudolph Technologies, Inc. (a)	262,013	4,802,698
Silicon Image, Inc. (a)	387,900	4,934,088
Standard Microsystems Corp. (a)	111,900	3,180,198
		40,045,876
Software — 6.26%
Commvault Systems, Inc. (a)	40,700	732,600
DivX, Inc. (a)	34,500	820,065
Factset Research Systems, Inc.	99,600	4,837,572

	Shares	Value
Fair Isaac Corp.	57,150	$2,089,976
Nuance Communications, Inc. (a)	533,500	4,358,695
Omniture, Inc. (a)	105,070	829,002
Progress Software Corp. (a)	182,300	4,739,800
Secure Computing Corp. (a)	274,100	1,735,053
THQ, Inc. (a)	96,325	2,809,800
Verint Systems, Inc. (a)	141,500	4,252,075
		27,204,638
Specialty Retail — 6.99%
Aeropostale, Inc. (a)	195,000	5,699,850
Childrens Place Retail Stores, Inc. (a)	139,200	8,912,976
Christopher & Banks Corp.	222,800	6,568,144
DSW, Inc., Class A (a)	59,000	1,858,500
Guitar Center, Inc. (a)	93,400	4,173,112
Petco Animal Supplies, Inc. (a)	109,800	3,144,672
		30,357,254
Textiles, Apparel & Luxury Goods — 1.99%
Phillips-Van Heusen Corp.	206,700	8,633,859

Thrifts & Mortgage Finance — 1.11%
BankUnited Financial Corp., Class A	93,300	2,432,331
Harbor Florida Bancshares, Inc.	53,900	2,388,309
		4,820,640
Trading Companies & Distributors — 0.52%
Beacon Roofing Supply, Inc. (a)	111,400	2,254,736
Total US Equities (Cost $370,419,799)		415,468,973

International Equities — 0.84%
Netherlands — 0.84%
Energy Equipment & Services — 0.84%
Core Laboratories NV (a) (Cost $3,142,962)	57,100	3,642,980

Total Equities (Cost $373,562,761)		419,111,953

Investment Company — 1.71%
iShares Russell 2000 Index Fund (Cost $7,419,272)	103,000	7,412,910

Short-Term Investment — 1.81%
Other * — 1.81%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35% (Cost $7,859,466)	7,859,466	7,859,466

Total Investments — 100.02% (Cost $388,841,499)		434,384,329
Liabilities, in excess of cash and other assets — (0.02)%		(103,179)
Net Assets — 100.00%		$434,281,150

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $388,841,499; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$68,914,368
Gross unrealized depreciation	(23,371,538)
Net unrealized appreciation	$45,542,830

(a)	Non-income producing security.
ADS	American Depository Share
REIT	Real Estate Investment Trust
*	Investment in affiliated mutual fund.

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

Equities
US Equities
Aerospace & Defense	1.70%
Air Freight & Logistics	2.63
Auto Components	1.03
Biotechnology	4.67
Capital Markets	1.74
Commercial Banks	1.79
Commercial Services & Supplies	4.76
Communications Equipment	1.83
Computers & Peripherals	0.60
Construction & Engineering	1.44
Diversified Telecommunication Services	0.62
Electrical Equipment	1.94
Electronic Equipment & Instruments	3.51
Energy Equipment & Services	3.97
Health Care Equipment & Supplies	5.79
Health Care Providers & Services	9.13
Hotels, Restaurants & Leisure	4.91
Household Durables	0.97
Household Products	1.49
IT Services	1.48
Leisure Equipment & Products	0.62
Life Sciences Tools & Services	0.47
Machinery	2.56
Metals & Mining	1.28
Oil & Gas	3.22
Personal Products	0.18
Pharmaceuticals	0.61
Real Estate	2.71
Road & Rail	1.92
Semiconductors & Semiconductor Equipment	9.22
Software	6.26
Specialty Retail	6.99
Textiles, Apparel & Luxury Goods	1.99
Thrifts & Mortgage Finance	1.11
Trading Companies & Distributors	0.52
Total US Equities	95.66
International Equities
Energy Equipment & Services	0.84
Total Equities	96.50
Investment Company	1.71
Short-Term Investment	1.81
Total Investments	100.02
Liabilities, in excess of cash and other assets	(0.02)
Net Assets	100.00%

UBS Absolute Return Bond Fund — Schedule of investments

September 30, 2006 (unaudited)

		Face
		amount	Value
Bonds — 74.27%
US Bonds — 36.07%
US Corporate Bonds – 16.83%
AES Corp.
8.750%, due 06/15/08		$750,000	$778,125
9.500%, due 06/01/09		100,000	106,750
AK Steel Corp.
7.875%, due 02/15/09		1,825,000	1,818,156
American Cellular Corp., Series B
10.000%, due 08/01/11		2,450,000	2,566,375
American General Finance Corp.
5.375%, due 10/01/12		900,000	897,013
AT&T, Inc.
5.875%, due 02/01/12		875,000	887,917
Berkshire Hathaway Finance Corp.
4.125%, due 01/15/10		2,400,000	2,331,672
Boeing Capital Corp.
7.375%, due 09/27/10		825,000	889,391
Cincinnati Bell, Inc.
7.250%, due 07/15/13		1,200,000	1,227,000
Citigroup, Inc.
4.250%, due 02/25/30 †	EUR	300,000	358,481
4.625%, due 11/14/07		3,380,000	4,326,885
5.625%, due 08/27/12		$1,750,000	1,781,845
Citizens Communications Co.
7.625%, due 08/15/08		875,000	901,250
Comcast Cable Communications Holdings, Inc.
6.750%, due 01/30/11		850,000	892,991
Countrywide Home Loans, Inc.
3.250%, due 05/21/08		1,900,000	1,841,070
CSC Holdings, Inc., Series B
8.125%, due 08/15/09		1,200,000	1,243,500
DaimlerChrysler N.A. Holding Corp.
7.200%, due 09/01/09		2,370,000	2,473,202
EOP Operating LP, REIT
7.000%, due 07/15/11		850,000	899,774
Ford Motor Credit Co.
5.800%, due 01/12/09		3,600,000	3,427,258
General Electric Capital Corp.
3.600%, due 10/15/08		1,875,000	1,818,913
4.375%, due 01/20/10	EUR	3,895,000	5,018,677
5.125%, due 03/04/09		3,200,000	4,174,859
General Motors Acceptance Corp.
6.125%, due 02/01/07		$2,925,000	2,921,028
Giant Industries, Inc.
11.000%, due 05/15/12		600,000	648,000
Goldman Sachs Group, Inc.
6.125%, due 02/14/17	GBP	400,000	790,675
HSBC Finance Corp.
7.875%, due 03/01/07		$875,000	883,657
IMC Global, Inc.
10.875%, due 08/01/13		600,000	669,000
International Lease Finance Corp.
3.300%, due 01/23/08		1,875,000	1,825,506
JPMorgan Chase & Co. †
3.875%, due 03/31/18	EUR	1,800,000	2,232,424
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35		$2,750,000	2,501,727
Kraft Foods, Inc.
5.250%, due 06/01/07		1,775,000	1,772,037
Lehman Brothers Holdings
4.750%, due 01/16/14	EUR	1,060,000	1,383,961
Levi Strauss & Co.
12.250%, due 12/15/12		$2,250,000	2,508,750
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12		875,000	894,325
Mirant North America LLC
7.375%, due 12/31/13		600,000	600,750
Morgan Stanley
4.750%, due 04/01/14		330,000	313,823
5.300%, due 03/01/13		2,240,000	2,236,555
5.375%, due 10/15/15		2,130,000	2,103,181
Owens-Brockway Glass Container, Inc.
8.250%, due 05/15/13		200,000	205,000

		Face
		amount	Value
Owens-Illinois, Inc.
7.350%, due 05/15/08	$1,900,000		$1,914,250
PolyOne Corp.
10.625%, due 05/15/10		1,850,000	1,988,750
Residential Capital Corp.
5.125%, due 05/17/12	EUR	900,000	1,153,114
Safeway, Inc.
4.800%, due 07/16/07		$900,000	895,441
Sheridan Group, Inc.
10.250%, due 08/15/11		550,000	556,875
Simon Property Group LP, REIT
5.375%, due 06/01/11		925,000	922,675
Sinclair Broadcast Group, Inc.
8.750%, due 12/15/11		2,250,000	2,345,625
SLM Corp.
4.750%, due 03/17/14	EUR	800,000	1,042,816
Sprint Capital Corp.
8.750%, due 03/15/32		$2,000,000	2,438,998
UST, Inc.
6.625%, due 07/15/12		1,375,000	1,453,759
Wal-Mart Stores, Inc.
4.750%, due 01/29/13	GBP	695,000	1,276,167
6.875%, due 08/10/09	$2,525,000		2,644,253
Wells Fargo & Co.
5.125%, due 02/15/07		1,800,000	1,798,121
Total US Corporate Bonds (Cost $85,692,113)			85,582,347

Asset-Backed Securities — 2.90%
ACE Securities Corp., 06-SL1,
Class B1, 144A †
8.330%, due 09/25/35		800,000	718,303
Ajax One Ltd., 2A, Class C, 144A †
7.890%, due 09/08/32		500,000	475,000
First Franklin Mortgage Loan
Asset-Backed Certificates,
05-FFA, Class B4, 144A (a)
6.000%, due 03/25/25		1,000,000	890,370
First Franklin Mortgage Loan
Asset-Backed Certificates,
05-FFA, Class B5, 144A (a)
6.000%, due 03/25/25		1,000,000	861,390
Green Tree Financial Corp.,
99-3, Class A6
6.500%, due 02/01/31		1,150,000	1,154,475
GSAMP Trust, 05-S1, Class B1 (a)
6.208%, due 12/25/34		1,750,000	1,736,577
Home Equity Mortgage Trust,
06-4, Class B1 †
9.330%, due 11/25/36		600,000	539,768
Home Equity Mortgage Trust,
06-4, Class B2, 144A †
9.330%, due 11/25/36		500,000	419,160
Hyundai Auto Receivables Trust,
05-A, Class D
4.450%, due 02/15/12		1,000,000	977,653
Merrill Lynch Mortgage
Investors, Inc., 04-SL2,
Class B4, 144A †
10.080%, due 06/25/35		1,200,000	1,126,312
Merrill Lynch Mortgage
Investors, Inc., 05-SL3,
Class B3 †
7.480%, due 07/25/36		2,450,000	2,449,216
MMCA Automobile Trust,
02-1, Class C
6.200%, due 01/15/10		1,579,331	1,572,454
Wells Fargo Home Equity Trust,
05-3, Class M7 †
6.480%, due 11/25/35		1,775,000	1,800,450
Total Asset-Backed Securities (Cost $14,548,745)			14,721,128

	Face
	amount	Value
Collateralized Debt Obligations — 1.92%
Abacus Ltd., 05-CB1A,
Class F (e) †
9.824%, due 05/28/41	$250,000	$248,750
Abacus Ltd., 06-13A,
Class M (e) †
9.199%, due 09/28/46	700,000	700,000
Acacia CDO, Ltd., 10A,
Class SUB (e)
due 09/07/46	280,000	127,708
Ares VR CLO Ltd., 06-1A,
Class D (e) †
7.300%, due 02/24/18	1,150,000	1,151,265
Ares X CLO Ltd., 05-1A,
Class D2 (e) †
7.390%, due 09/18/17	500,000	501,850
Avery Street CLO, 06-1A,
Class E (e) †
9.640%, due 04/05/18	700,000	728,000
Duke Funding Ltd., 06-11A,
Class B1E (e) †
5.382%, due 08/08/46	890,000	890,000
GoldenTree Capital Opportunities LP,
06-1A, Class D1 (e) †
7.499%, due 02/22/20	600,000	601,800
Hereford Street ABS CDO Ltd.,
05-1A, Class D (e) †
8.270%, due 01/03/45	700,000	690,186
Hewett’s Island CDO Ltd., 06-1A,
Class C (e) †
6.031%, due 05/09/18	250,000	250,000
Hewett’s Island CDO Ltd., 06-1A,
Class D1 (e) †
6.931%, due 05/09/18	250,000	250,000
Hewett’s Island CDO Ltd.,
06-1A, Class E (e) †
9.831%, due 05/09/18	350,000	350,000
Longshore CDO Funding Ltd.,
06-1A, Class D (e) †
8.368%, due 05/03/46	380,000	372,301
Spirit CBO, 04-2A, Class D (e) †
5.973%, due 10/27/10	761,772	737,014
Taberna Preferred Funding Ltd.,
06-7A, Class A3L, REIT (e) †
6.840%, due 02/05/37	240,000	240,000
Taberna Preferred Funding Ltd.,
06-7A, Class B1L, REIT (e) †
8.340%, due 02/05/37	310,000	310,000
Tricadia CDO Ltd., 05-3A,
Class B1L (e) †
8.889%, due 06/25/41	489,278	491,724
Tricadia CDO Ltd., 05-4A,
Class B1L (e) †
8.640%, due 12/11/40	526,005	526,005
Tricadia CDO Ltd., 06-5A,
Class F (e) †
11.390%, due 06/19/46	600,000	600,000
Total Collateralized Debt Obligations (Cost $9,634,668)		9,766,603

Commercial Mortgage-Backed Securities — 2.99%
Asset Securitization Corp.,
97-D4, Class B1
7.525%, due 04/14/29	1,700,000	1,883,939
Banc of America Funding Corp.,
06-F, Class B1 †
5.613%, due 07/20/36	999,801	987,616
Banc of America Large Loan,
05-ESHA, Class J, 144A †
6.980%, due 07/14/20	1,250,000	1,251,496
Banc of America Large Loan,
06-LAQ, Class L, 144A †
6.880%, due 02/09/21	1,600,000	1,605,121
Bear Stearns Commercial
Mortgage Securities, 05-LXR1,
Class J, 144A †
6.980%, due 09/15/18	2,050,000	2,052,897

Face
amount	Value
Citigroup Mortgage Loan Trust, Inc.,
06-AR6, Class 1B1 †
6.101%, due 08/25/36	$1,000,000	$1,010,000
GS Mortgage Securities Corp., II,
98-GLII, Class F, 144A †
7.191%, due 04/13/31	1,650,000	1,745,611
Hilton Hotel Pool Trust,
00-HLTA, Class C, 144A
7.458%, due 10/03/15	1,000,000	1,076,950
Nomura Asset Securities Corp.,
98-D6, Class B1, 144A
6.000%, due 03/15/30	1,472,000	1,515,201
TW Hotel Funding 2005 LLC,
05-LUX, Class L, 144A †
6.880%, due 01/15/21	2,100,000	2,102,267
Total Commercial Mortgage-Backed Securities (Cost $15,275,476)	15,231,098

Mortgage & Agency Debt Securities — 11.43%
C.S. First Boston Mortgage
Securities Corp., 05-10, Class 10A3
6.000%, due 11/25/35	81,534	82,342
C.S. First Boston Mortgage
Securities Corp., 05-8, Class 8A1
7.000%, due 09/25/35	726,589	739,532
Countrywide Alternative
Loan Trust, 06-5T2, Class A3
6.000%, due 04/25/36	895,103	902,712
Credit Suisse Mortgage Capital
Certificates, 06-6, Class 1A12
6.000%, due 07/25/36	1,207,583	1,210,402
Federal Home Loan
Mortgage Corp.
4.875%, due 02/17/09	13,045,000	13,026,424
5.250%, due 04/18/16	7,855,000	8,016,397
5.272%, due 02/01/36 †	1,894,421	1,900,332
Federal National
Mortgage Association (c)
6.000%, due 05/15/11	7,840,000	8,190,103
6.250%, due 02/01/11	1,750,000	1,829,695
6.625%, due 09/15/09	17,550,000	18,366,672
Indymac Index Mortgage
Loan Trust, 06-AR31, Class A5 †
6.126%, due 11/25/36	700,000	708,805
Indymac Index Mortgage
Loan Trust, 06-AR19, Class 1B2 †
6.452%, due 08/25/36	998,210	985,147
Morgan Stanley Mortgage
Loan Trust, 06-7, Class 4A4
6.000%, due 06/25/36	145,173	146,707
Residential Accredit Loans, Inc.,
06-QS5, Class A6
6.000%, due 05/25/36	1,000,000	1,001,188
Structured Adjustable
Rate Mortgage Loan Trust,
05-21, Class 6AX (b) †
5.500%, due 11/25/35	834,622	133,800
Structured Adjustable
Rate Mortgage Loan Trust,
06-5, Class 5A3 †
5.584%, due 06/25/36	400,000	395,630
Washington Mutual,
06-AR8, Class 1A1 †
5.941%, due 08/25/46	475,729	476,007
Total Mortgage & Agency Debt Securities (Cost $57,639,000)	58,111,895
Total US Bonds (Cost $182,790,002)	183,413,071

International Bonds — 38.20%
International Corporate Bonds — 27.53%
Australia — 0.94%
National Australia Bank Ltd.
4.250%, due 12/30/08	GBP	2,600,000	4,768,766

Belgium — 0.06%
Societe Nationale de
Chemins de Fer Belge
5.000%, due 04/24/18	GBP	170,000	321,010

	Face
	amount		Value
Canada — 0.54%
Abitibi-Consolidated, Inc.
6.950%, due 04/01/08		$1,875,000	$1,860,938
8.550%, due 08/01/10	400,000		397,000
Quebecor World Capital Corp.
4.875%, due 11/15/08	525,000		501,375
			2,759,313

Denmark — 0.29%
Nordic Telephone Co.
Holding ApS, 144A †
8.649%, due 05/01/16	EUR	1,100,000	1,452,393

Finland — 0.36%
Fortum Oyj, Series BR (a)
6.100%, due 02/19/08	EUR	1,420,000	1,852,091

France — 8.49%
BNP Paribas
5.250%, due 12/17/12	EUR	3,065,000	4,155,816
Compagnie de
Financement Foncier
2.375%, due 01/29/09	21,800,000		26,826,652
Credit Lyonnais S.A. †
5.000%, due 11/15/12	2,765,000		3,545,220
France Telecom S.A.
6.750%, due 03/14/08	1,275,000		1,679,806
7.250%, due 01/28/13	1,405,000		2,061,524
8.125%, due 01/28/33	700,000		1,200,438
Veolia Environnement
4.875%, due 05/28/13	2,830,000		3,716,809
			43,186,265
Germany — 5.98%
Kreditanstalt fuer Wiederaufbau
3.500%, due 07/15/09	EUR	15,020,000	18,950,119
5.550%, due 06/07/21	GBP	2,300,000	4,663,130
Landwirtschaftliche Rentenbank
0.650%, due 09/30/08	JPY	786,000,000	6,655,712
Tele Columbus AG & Co. KG
9.375%, due 04/15/12	EUR	100,000	134,413
			30,403,374
Iceland — 0.43%
Landsbanki Islands HF, 144A †
6.100%, due 08/25/09		$2,190,000	2,190,000

Ireland — 2.18%
Anglo Irish Bank Corp. PLC
5.000%, due 12/12/07	GBP	1,895,000	3,531,711
Depfa ACS Bank
0.750%, due 09/22/08	JPY	460,000,000	3,903,059
Fleet Street Finance One PLC,
1, Class A †
5.037%, due 07/20/14	GBP	511,645	958,696
JSG Funding PLC
10.125%, due 10/01/12	EUR	155,000	214,728
Porsche International Finance PLC (d)
7.200%, due 02/01/11		$2,500,000	2,447,500
Riverdeep Group Ltd.
9.250%, due 04/15/11	EUR	40,000	55,921
			11,111,615
Italy — 0.35%
Sanpaolo IMI SpA
6.375%, due 04/06/10	EUR	1,300,000	1,771,900

Luxembourg — 1.81%
Erste Europaeische Pfandbrief
und Kommunalkreditbank AG
5.000%, due 02/16/16		$2,400,000	2,401,075
SGL Carbon Luxembourg S.A.
8.500%, due 02/01/12	EUR	100,000	136,791

	Face
	amount		Value
Telecom Italia Finance S.A.
6.575%, due 07/30/09	EUR	1,400,000	$1,880,343
7.250%, due 04/20/11	450,000		636,835
7.750%, due 01/24/33	2,750,000		4,136,094
			9,191,138
Netherlands — 1.76%
Kazkommerts International BV
8.000%, due 11/03/15	$650,000		658,125
RWE Finance BV
4.625%, due 08/17/10	GBP	2,100,000	3,846,175
4.625%, due 07/23/14	EUR	225,000	294,632
5.375%, due 04/18/08	770,000		997,449
Siemens
Financieringsmaatschappij NV
5.500%, due 03/12/07	2,320,000		2,964,117
TuranAlem Finance BV
8.500%, due 02/10/15	$200,000		204,000
			8,964,498
Philippines — 0.39%
National Power Corp.
9.875%, due 03/16/10	$1,800,000		1,984,500

Sweden — 0.35%
Svenska Handelsbanken AB (d) †
6.125%, due 03/04/09	GBP	945,000	1,795,204

United Kingdom — 3.60%
ABB International Finance Ltd.
4.625%, due 06/06/13	EUR	1,680,000	2,158,018
Alliance & Leicester PLC
4.250%, due 12/30/08	GBP	600,000	1,098,378
Anglian Water Services
Financing PLC
4.625%, due 10/07/13	EUR	225,000	292,501
Aviva PLC †
5.250%, due 10/02/23	250,000		334,259
Bank of Scotland
6.375%, due 08/16/19	GBP	3,145,000	6,487,252
Barclays Bank PLC (d) †
4.750%, due 03/15/20	EUR	2,500,000	2,817,607
National Grid Electricity
Transmission PLC
4.125%, due 09/18/08	800,000		1,019,872
4.750%, due 12/10/10	GBP	590,000	1,082,450
Ono Finance PLC †
11.717%, due 05/15/14	EUR	450,000	602,007
United Biscuits Finance PLC
10.750%, due 04/15/11	GBP	340,000	670,816
United Utilities Water PLC
6.625%, due 11/08/07	EUR	1,105,000	1,443,228
Vodafone Group PLC
5.750%, due 10/27/06	215,000		273,049
			18,279,437
Total International Corporate Bonds (Cost $137,370,906)			140,031,504

International Asset-Backed Securities — 0.06%
Cayman Islands — 0.06%
Herald Ltd. †
7.991%, due 09/16/45 (Cost $288,390)	$300,000		300,000

International Collateralized Debt Obligations — 2.76%
Cayman Islands — 1.71%
Aladdin CDO I Ltd.,
06-2A, Class 10D (e) †
12.890%, due 10/20/16	$250,000		250,000
Atrium CDO Corp. (f)
due 07/20/20	180,000		180,000
Avenue CLO Fund Ltd.,
06-3A, Class B2L (e) †
9.247%, due 07/20/18	220,000		220,660
Avenue CLO Fund Ltd.,
06-4I, Class SUB (e)
due 11/07/18	310,000		288,300

Face
amount	Value
Avenue CLO Fund Ltd. (e)
due 07/20/18	$150,000	$150,000
Black Diamond CLO Ltd.,
05-1A, Class E (e) †
10.390%, due 06/20/17	350,000	367,570
Black Diamond CLO Ltd.,
05-2A, Class D (e) †
6.131%, due 01/07/18	300,000	302,670
Black Diamond CLO Ltd.,
05-2A, Class E1 (e) †
9.989%, due 01/07/18	250,000	257,500
Credit-Based Asset Servicing
and Securitization CBO Ltd.,
15A, Class D (e) †
8.316%, due 02/16/41	246,103	246,373
De Meer Middle Market CLO Ltd. (e) †
9.477%, due 10/20/18	240,000	240,000
Gresham Street CDO Funding,
03-1X, Class D (f) †
8.730%, due 11/07/33	100,000	105,000
GSC Partners CDO Fund Ltd. (e)
due 11/20/16	270,000	243,000
Gulf Stream - Sextant CLO Ltd. (e) †
7.102%, due 08/21/20	170,000	170,000
ING Investment Management
CLO II Ltd. (e)
due 08/01/20	300,000	300,000
Ischus CDO Ltd., 06-S1,
Class B1L (e) †
9.500%, due 04/12/41	760,000	761,900
Lenox CDO Ltd., 05-1A,
Class E1 (e) †
8.902%, due 11/14/43	248,745	254,243
Lightpoint CLO Ltd., 06-4A,
Class C (e) †
7.307%, due 04/15/18	550,000	554,433
Logan CDO Ltd., II-A,
Class E (e) †
12.972%, due 05/04/51	400,000	400,000
Madison Avenue CDO Ltd.,
2X, Class A † (f)
5.900%, due 03/24/14	693,677	680,498
Northwoods Capital Ltd., 06-6A,
Class C (e) †
6.858%, due 03/16/21	400,000	403,000
Northwoods Capital Ltd., 06-7A,
Class D (e) †
6.990%, due 10/22/21	100,000	99,640
Octans CDO Ltd., 06-2A,
Class D (e) †
8.689%, due 11/12/51	310,000	310,000
Race Point CLO, 06-3,
Class E (e) †
9.457%, due 04/15/20	500,000	500,000
Rockwall CDO Ltd., 06-1A,
Class B1L (e) †
7.506%, due 08/01/21	500,000	500,000
Stanfield Veyron CLO Ltd., 06-1A,
Class D (e) †
7.238%, due 07/15/18	200,000	200,000
Trimaran CLO Ltd.,
06-2A, Class B2L (e) †
9.236%, due 11/01/18	690,000	690,000
8,674,787
Ireland — 0.79%
Adagio CLO BV (e)
due 09/15/22	EUR	390,000	494,539
Adagio CLO BV, III-A, Class E (e) †
7.213%, due 09/15/22	270,000	342,374
Cairn Mezzanine ABS CDO PLC, 06-1A (e)
due 12/09/46	$580,000	548,100
Cairn Mezzanine ABS CDO PLC,
06-1A, Class 7 (e) †
11.392%, due 12/09/46	250,000	250,000
Eirles One Ltd. (f) †
6.561%, due 10/07/15	EUR	1,200,000	1,445,577

	Face
	amount		Value
MARC CDO PLC, 1A,
Class E (e) †
12.390%, due 03/13/53		$350,000	$350,000
Menton CDO PLC, IIA,
Class E (e) †
12.511%, due 10/24/53	250,000		250,000
PSION Synthetic CDO PLC,
I-A, Class E (e) †
10.640%, due 12/21/15	330,000		330,000
			4,010,590
Luxembourg — 0.07%
GSC European CDO SA (f)
due 07/15/20	EUR	320,000	369,257

Netherlands — 0.19%
Cadogan Square CLO B.V. (e) †
due 08/12/22	EUR	300,000	380,415
Harbourmaster CLO Ltd. (e)
due 10/15/22	150,000		190,207
Harbourmaster CLO Ltd. (e)
7.613%, due 10/15/22 †	300,000		380,415
			951,037
Total International Collateralized Debt Obligations (Cost $13,783,145)			14,005,671

International Commercial Mortgage-Backed Securities — 0.04%
United Kingdom — 0.04%
Granite Master Issuer PLC, 05-1,
Class A5 †
3.430%, due 12/20/54 (Cost $245,231)	EUR	190,000	240,914

International Mortgage-Backed Securities — 0.16%
Netherlands — 0.13%
Delphinus BV, 00-1, Class B †
6.250%, due 06/26/32	EUR	500,000	680,178

United Kingdom — 0.03%
Whinstone Capital
Management Ltd., 1X, Class B2 †
4.024%, due 10/25/45	EUR	100,000	127,566

Total International
Mortgage-Backed Securities (Cost $777,392)			807,744

Foreign Government Bonds — 6.10%
Argentina — 2.47%
Argentina Bocon
0.000%, due 03/15/14 †	ARS	810,000	294,249
Republic of Argentina
2.000%, due 05/15/35 (a)	EUR	760,000	443,310
5.590%, due 08/03/12 †		$9,100,000	6,360,900
5.830%, due 12/31/33, DISC †	ARS	13,400,000	5,437,713
			12,536,172
Canada — 0.39%
Quebec Province
6.125%, due 01/22/11		$1,880,000	1,959,242

Germany — 0.86%
Deutsche Bundesrepublik
4.000%, due 01/04/37	EUR	3,400,000	4,386,172

Indonesia — 0.42%
Republic of Indonesia
7.500%, due 01/15/16		$1,200,000	1,281,000
Republic of Indonesia, 144A
7.500%, due 01/15/16	800,000		854,000
			2,135,000
Japan — 1.00%
Government of Japan
5.250%, due 03/23/16		$5,100,000	5,113,398

Russia — 0.86%
Russian Federation
8.250%, due 03/31/10		$4,177,808	4,386,698

	Face
	amount		Value
Turkey — 0.10%
Republic of Turkey
7.000%, due 09/26/16	$513,619		$503,346
Total Foreign Government Bonds (Cost $30,310,341)			31,020,028

Sovereign/SupraNational Bonds — 1.55%
European Investment Bank
6.250%, due 12/07/08	GBP	3,000,000	5,735,969
6.250%, due 04/15/14	1,060,000		2,148,954
Total Sovereign/SupraNational Bonds (Cost $7,837,986)			7,884,923

Total International Bonds (Cost $190,613,391)			194,290,784
Total Bonds (Cost $373,403,393)			377,703,855

	Shares
Investment Company* — 12.75%
UBS U.S. Securitized Mortgage Relationship Fund (Cost $62,000,000)	5,215,467	64,824,079

Short-Term Investments — 7.15%
Investment Company* — 6.97%
UBS U.S. Cash Management Prime Relationship Fund, yield of 5.34%	35,438,979	35,438,979

	Face
	amount
US Government Obligation — 0.18%
US Treasury Bills, yield of 5.15%, due 01/04/07 (g)	$950,000	938,192

Total Short-Term Investments (Cost $36,376,238)		36,377,171

Total Investments Before Investments Sold Short — 94.17% (Cost $471,779,631)		478,905,105

Investments Sold Short — (4.85)%
US Bonds — (4.85)%
Mortgage & Agency Debt Securities — (4.85)%
Federal National Mortgage Association, TBA (Proceeds $24,551,872)	25,650,000	(24,648,060)

Total Investments, Net of Investments
Sold Short — 89.32%		454,257,045
(Cost $447,227,759)
Cash and other assets, less liabilities — 10.68%		54,305,306
Net Assets — 100.00%		$508,562,351

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book puposes, was $471,779,631; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,446,104
Gross unrealized depreciation	(1,320,630)
Net unrealized appreciation	$7,125,474

†                                                      Floating rate securities — The interest rates shown are the current rates as of September 30, 2006.

(a)                                              Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.

(b)                                             Interest Only Security— This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with the security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount being received and cause the yield to increase.

(c)                                              All or a portion of these securities have been pledged to cover open short positions.

(d)                                             Perpetual bond security. The maturity date reflects the next call date.

(e)                                              Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities which represent $20,991,942 or 4.13% of the net assets as of September 30, 2006 are considered illiquid and restricted.

(f)                                                Security is illiquid. This security amounted to $2,780,332 or 0.55% of net assets.

(g)                                              The security was pledged to cover margin requirements for futures contracts.

144A                                Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $20,336,471 or 4.00% of net assets.

*                                                     Investments in affiliated mutual funds.

ARS                                   Argentina Peso

CBO                                   Collateralized Bond Obligations

CDO                                  Collateralized Debt Obligations

CLO                                    Collateralized Loan Obligations

DISC                                Discount Bond

EUR                                    Euro

GBP                                     Great Britain Pound

GSAMP                Goldman Sachs Mortgage Securities Corp.

JPY                                        Japanese Yen

REIT                                 Real Estate Investment Trust

TBA                                  (To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Restricted Securities

			Acquisition cost		Market value
	Acquisition	Acquisition	as a percentage	Market	as a percentage
Securities	dates	cost	of net assets	value	of net assets
Abacus Ltd., 05-CB1A, Class F, 9.824%,
due 05/28/41	04/24/06	$252,652	0.05%	$248,750	0.05%
Abacus Ltd., 06-13A, Class M, 9.199%,
due 09/28/46	08/09/06	700,000	0.14%	700,000	0.14%
Acacia CDO, Ltd., 10A, Class SUB,
due 09/07/46	07/17/06	128,111	0.03%	127,708	0.03%
Adagio CLO BV
due 09/15/22	07/21/06	495,163	0.10%	494,539	0.10%
Adagio CLO BV, III-A, Class E, 7.213%
due 09/15/22	07/21/06	340,234	0.07%	342,374	0.07%
Ares VR CLO Ltd., 06-1A, Class D, 7.300%,
due 02/24/18	02/16/06	1,144,250	0.22%	1,151,265	0.23%
Ares X CLO Ltd., 05-1A, Class D2, 7.390%
due 09/18/17	09/20/05	498,125	0.10%	501,850	0.10%
Aladdin CDO I Ltd., 06-2A, Class 10D, 12.890%
due 10/20/16	06/23/06	250,000	0.05%	250,000	0.05%
Avenue CLO Fund Ltd., 06-3A, Class B2L, 9.247%
due 07/20/18	04/24/06	219,216	0.04%	220,660	0.04%
Avenue CLO Fund Ltd.,
due 07/20/18	04/24/06	146,625	0.03%	150,000	0.03%
Avenue CLO Fund Ltd., 06-4I, Class SUB
due 11/07/18	09/19/06	288,300	0.06%	288,300	0.06%
Avery Street CLO, 06-1A, Class E, 9.640%
due 04/05/18	01/31/06	688,100	0.14%	728,000	0.14%
Black Diamond CLO Ltd., 05-1A, Class E, 10.39%
due 06/20/17	12/20/05	355,964	0.07%	367,570	0.07%
Black Diamond CLO Ltd., 05-2A, Class D, 6.131%
due 01/07/18	09/22/05	300,000	0.06%	302,670	0.06%
Black Diamond CLO Ltd., 05-2A, Class E1, 9.989%
due 01/07/18	09/22/05	250,000	0.05%	257,500	0.05%
Cadogan Square CLO B.V.,
due 08/12/22	06/08/06	379,635	0.07%	380,415	0.07%
Cairn Mezzanine ABS CDO PLC, 06-1A
due 12/09/46	08/11/06	493,137	0.10%	548,100	0.11%
Cairn Mezzanine ABS CDO PLC, 06-1A, Class 7, 11.392%
due 12/09/46	08/01/06	248,750	0.05%	250,000	0.05%
Credit-Based Asset Servicing and Securitization CBO Ltd., 15A, Class D,
8.316%, due 02/16/41	01/25/06	248,051	0.05%	246,373	0.05%
De Meer Middle Market CLO Ltd., 9.477%
due 10/20/18	08/03/06	240,000	0.05%	240,000	0.05%
Duke Funding Ltd., 06-11A, Class B1E,
5.382%, due 08/08/46	09/19/06	846,613	0.17%	890,000	0.18%
GoldenTree Capital Opportunities LP, 06-1A, Class D1,
7.499%, due 02/22/20	01/27/06	600,000	0.12%	601,800	0.12%
GSC Partners CDO Fund Ltd.,
due 11/20/16	07/25/06	257,878	0.05%	243,000	0.05%
Gulf Stream - Sextant CLO Ltd., 7.102%
due 08/21/20	07/26/06	170,000	0.03%	170,000	0.03%
Harbourmaster CLO Ltd.
due 10/15/22	08/03/06	182,548	0.04%	190,207	0.04%
Harbourmaster CLO Ltd.
7.613%, due 10/15/22	08/03/06	384,180	0.08%	380,415	0.07%
Hereford Street ABS CDO Ltd., 05-1A, Class D,
8.270%, due 01/03/45	11/04/05	696,500	0.14%	690,186	0.14%
Hewett’s Island CDO Ltd., 06-1A, Class C,
6.031%, due 05/09/18	04/11/06	249,360	0.05%	250,000	0.05%
Hewett’s Island CDO Ltd., 06-1A, Class D1,
6.931%, due 05/09/18	04/11/06	247,857	0.05%	250,000	0.05%
Hewett’s Island CDO Ltd., 06-1A, Class E,
9.831%, due 05/09/18	04/11/06	346,364	0.07%	350,000	0.07%
ING Investment Management CLO II Ltd.,
due 08/01/20	06/30/06	288,390	0.06%	300,000	0.06%
Ischus CDO Ltd., 06-S1, Class B1L,
9.500%, due 04/12/41	02/21/06	742,309	0.15%	761,900	0.15%
Lenox CDO Ltd., 05-1A, Class E1
8.902%, due 11/14/43	11/23/05	241,558	0.05%	254,243	0.05%
Lightpoint CLO Ltd., 06-4A, Class C,
7.307%, due 04/15/18	03/03/06	550,000	0.11%	554,433	0.11%
Logan CDO Ltd., II-A, Class E,
12.972%, due 05/04/51	04/11/06	398,000	0.08%	400,000	0.08%
Longshore CDO Funding Ltd., 06-1A, Class D,
8.368%, due 05/03/46	01/10/06	367,913	0.07%	372,301	0.07%
MARC CDO PLC, 1A, Class E,
12.390%, due 03/13/53	11/30/05	349,125	0.07%	350,000	0.07%
Menton CDO PLC, IIA, Class E,
12.511%, due 10/24/53	10/10/05	249,375	0.05%	250,000	0.05%
Northwoods Capital Ltd., 06-6A, Class C
6.858%, due 03/16/21	02/15/06	397,074	0.08%	403,000	0.08%
Northwoods Capital Ltd., 06-7A, Class D
6.990%, due 10/22/21	08/22/06	99,640	0.02%	99,640	0.02%
Octans CDO Ltd., 06-2A, Class D, 8.689%,
due 11/12/51	09/20/06	310,000	0.06%	310,000	0.06%
PSION Synthetic CDO PLC, I-A, Class E,
10.640%, due 12/21/15	12/15/05	315,759	0.06%	330,000	0.06%
Race Point CLO, 06-3, Class E,
9.457%, due 04/15/20	03/10/06	500,000	0.10%	500,000	0.10%
Rockwall CDO Ltd., 06-1A, Class B1L,
7.506%, due 08/01/21	04/24/06	496,250	0.10%	500,000	0.10%
Spirit CBO, 04-2A, Class D,
5.973%, due 10/27/10	11/16/05	729,908	0.14%	737,014	0.14%
Stanfield Veyron CLO Ltd., 06-1A, Class D,
7.238%, due 07/15/18	06/13/06	199,300	0.04%	200,000	0.04%
Taberna Preferred Funding Ltd., 06-7A,
Class A3L, REIT
6.840%, due 02/05/37	09/15/06	232,629	0.05%	240,000	0.05%
Taberna Preferred Funding Ltd., 06-7A,
Class BIL, REIT
8.340%, due 02/05/37	09/15/06	303,800	0.06%	310,000	0.06%
Tricadia CDO Ltd., 05-3A, Class B1L,
8.889%, due 06/25/41	11/01/05	485,809	0.10%	491,724	0.10%
Tricadia CDO Ltd., 05-4A, Class B1L,
8.640%, due 12/11/40	12/01/05	537,300	0.11%	526,005	0.10%
Tricadia CDO Ltd., 06-5A, Class F,
11.390%, due 06/19/46	05/09/06	594,318	0.12%	600,000	0.12%
Trimaran CLO Ltd., 06-2A, Class B2L, 9.236%,
due 11/01/18	07/28/06	676,862	0.13%	690,000	0.14%

Forward foreign currency contracts

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of September 30, 2006:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		date	(depreciation)
Canadian Dollar	20,245,000	USD	18,264,820	12/13/06	$114,106
Czech Krona	206,220,000	USD	9,459,633	12/13/06	168,857
Euro	113,360,000	USD	146,264,514	12/13/06	1,951,943
Great Britain Pound	37,840,000	USD	71,973,383	12/13/06	1,068,917
United States Dollar	15,017,339	CHF	18,340,000	12/13/06	(245,652)
United States Dollar	15,054,611	SEK	108,820,000	12/13/06	(127,443)
United States Dollar	9,981,711	SGD	15,555,000	12/13/06	(151,908)
Net unrealized appreciation on forward foreign currency contracts					$2,778,820

Currency Type Abbreviations:

CHF      Swiss Franc

SEK      Swedish Krona

SGD      Singapore Dollar

USD      United States Dollar

Futures contracts

UBS Absolute Return Bond Fund had the following open futures contracts as of September 30, 2006:

				Unrealized
	Expiration	Cost/		appreciation/
	date	proceeds	Value	(depreciation)
US Treasury futures buy contracts:
2 Year US Treasury Notes, 200 contracts	December 2006	$40,825,750	$40,900,000	$74,250

US Treasury futures sale contracts:
5 Year US Treasury Notes, 1,340 contracts	December 2006	140,508,568	141,390,937	(882,369)
10 Year US Treasury Notes, 455 contracts	December 2006	48,731,653	49,168,438	(436,785)
US Long Bond, 90 contracts	December 2006	9,950,288	10,116,563	(166,275)

Interest rate futures sale contracts:
Australian 10 Year Bond, 128 contracts	December 2006	69,427,715	69,412,973	14,742
EURO Bund, 285 contracts (EUR)	December 2006	42,306,621	42,680,661	(374,040)
EURO-Bobl, 205 contracts (EUR)	December 2006	28,491,145	28,581,530	(90,385)
EURO-Schatz, 525 contracts (EUR)	December 2006	69,194,331	69,242,187	(47,856)
Japanese 10 Year Bond, 22 contracts (JPY)	December 2006	24,983,177	25,105,608	(122,431)
Long Gilt, 175 contracts (GBP)	December 2006	35,974,625	36,055,844	(81,218)
Net unrealized depreciation on futures contracts				$(2,112,367)

The segregated market value of investments and cash collateral pledged to cover margin requirements for the open futures positions at September 30, 2006 was $2,725,164.

Currency Type Abbreviations:

EUR      Euro

GBP      Great Britain Pound

JPY       Japanese Yen

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

US Bonds
US Corporate Bonds
Automobiles	1.06%
Capital Markets	1.58
Chemicals	0.52
Commercial Banks	0.35
Consumer Finance	0.88
Containers & Packaging	0.42
Diversified Financial Services	4.63
Diversified Telecommunication Services	1.07
Energy Equipment & Services	0.18
Food & Staples Retailing	0.70
Food Products	0.35
Independent Power Producers & Energy Traders	0.29
Insurance	0.63
Media	0.88
Metals & Mining	0.36
Multiline Retail	0.25
Oil & Gas	0.62
Real Estate	0.19
Textiles, Apparel & Luxury Goods	0.49
Thrifts & Mortgage Finance	0.59
Tobacco	0.29
Wireless Telecommunication Services	0.50
Total US Corporate Bonds	16.83
Asset-Backed Securities	2.90
Collateralized Debt Obligations	1.92
Commercial Mortgage-Backed Securities	2.99
Mortgage & Agency Debt Securities	11.43
Total US Bonds	36.07
International Bonds
International Corporate Bonds
Automobiles	0.48
Chemicals	0.03
Collateralized Mortgage Obligations	0.19
Commercial Banks	17.68
Commercial Services & Supplies	0.10
Construction & Engineering	0.42
Diversified Financial Services	1.37
Diversified Telecommunication Services	2.57
Electric Utilities	1.91
Food Products	0.13
Industrial Conglomerates	0.58
Insurance	0.07
Media	0.15
Multi-Utilities & Unregulated Power	1.29
Paper & Forest Products	0.44
Road & Rail	0.06
Software	0.01
Wireless Telecommunication Services	0.05
Total International Corporate Bonds	27.53
International Asset-Backed Securities	0.06
International Collateralized Debt Obligations	2.76
International Commercial Mortgage-Backed Securities	0.04
International Mortgage Backed-Securities	0.16

Foreign Government Bonds	6.10
Sovereign/SupraNational Bond	1.55
Total International Bonds	38.20
Total Bonds	74.27
Investment Company	12.75
Short-Term Investments	7.15
Total Investments	94.17
Investments sold short	(4.85)
Cash and other assets, less liabilities	10.68
Net Assets	100.00%

UBS Global Bond Fund – Schedule of investments

September 30, 2006 (unaudited)

		Face amount	Value
Bonds — 83.00%
US Bonds — 33.71%
US Corporate Bonds — 11.19%
AK Steel Corp.
7.875%, due 02/15/09		$250,000	$249,062
American Cellular Corp., Series B
10.000%, due 08/01/11		350,000	366,625
Bank One Corp.
7.875%, due 08/01/10		675,000	735,931
Berry Plastics Holding Corp., 144A
8.875%, due 09/15/14		100,000	100,500
Cincinnati Bell, Inc.
7.250%, due 07/15/13		150,000	153,375
Citigroup, Inc.
5.000%, due 09/15/14		400,000	389,710
Comcast Cable Communications Holdings, Inc.
6.750%, due 01/30/11		150,000	157,587
Countrywide Home Loans, Inc.
3.250%, due 05/21/08		575,000	557,166
CSC Holdings, Inc., Series B
8.125%, due 08/15/09		150,000	155,438
DaimlerChrysler N.A. Holding Corp.
7.200%, due 09/01/09		500,000	521,710
Dynegy Holdings, Inc.
8.375%, due 05/01/16		75,000	76,313
Ford Motor Credit Co.
5.800%, due 01/12/09		380,000	361,766
General Electric Capital Corp.
4.375%, due 01/20/10	EUR	505,000	650,689
6.750%, due 03/15/32		$110,000	125,734
General Motors Acceptance Corp. LLC
7.250%, due 03/02/11		300,000	301,715
HSBC Finance Corp.
6.750%, due 05/15/11		350,000	370,930
Jacuzzi Brands, Inc.
9.625%, due 07/01/10		75,000	79,500
JPMorgan Chase & Co.
3.875%, due 03/31/18 †	EUR	350,000	434,082
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35		$290,000	263,819
Kraft Foods, Inc.
5.625%, due 11/01/11		200,000	202,069
Kroger Co.
8.050%, due 02/01/10		350,000	376,771
Landry’s Restaurants, Inc., Series B
7.500%, due 12/15/14		250,000	239,375
Lehman Brothers Holdings, Inc.
4.750%, due 01/16/14	EUR	215,000	280,709
Levi Strauss & Co.
12.250%, due 12/15/12		$275,000	306,625
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12		200,000	204,417
Miller Brewing Co., 144A
5.500%, due 08/15/13		580,000	574,533
Mirant North America LLC
7.375%, due 12/31/13		75,000	75,094
Morgan Stanley
5.300%, due 03/01/13		235,000	234,639
5.375%, due 10/15/15		100,000	98,741
Mosaic Global Holdings, Inc.
10.875%, due 08/01/13		250,000	278,750
Omnova Solutions, Inc.
11.250%, due 06/01/10		75,000	80,531
Owens-Brockway Glass Container, Inc.
8.250%, due 05/15/13		250,000	256,250
PolyOne Corp.
10.625%, due 05/15/10		250,000	268,750
Sheridan Group, Inc.
10.250%, due 08/15/11		150,000	151,875

	Face amount		Value
Sinclair Broadcast Group, Inc.
8.750%, due 12/15/11		$200,000	$208,500
SLM Corp.
4.750%, due 03/17/14	EUR	200,000	260,704
Sprint Capital Corp.
8.375%, due 03/15/12		$620,000	694,885
Toyota Motor Credit Corp.
4.500%, due 12/15/06	GBP	200,000	374,003
UST, Inc.
6.625%, due 07/15/12		$10,000	10,573
Wal-Mart Stores, Inc.
6.875%, due 08/10/09		350,000	366,530
Washington Mutual, Inc.
5.625%, due 01/15/07		350,000	350,163
Total US Corporate Bonds (Cost $11,925,649)			11,946,139

Asset-Backed Securities — 3.54%
Countrywide Asset-Backed
Certificates, 04-SD1, Class A1, 144A †
5.670%, due 06/25/33		7,227	7,254
First Franklin Mortgage Loan
Asset Backed Certificates,
05-FFA, Class M3 (a)
5.517%, due 03/25/25		500,000	492,533
GSAMP Trust,
06-S1, Class M6 (a)
7.000%, due 11/25/35		500,000	500,931
GSAMP Trust,
06-S3, Class A2 (a)
5.769%, due 05/25/36		1,000,000	998,590
GSAMP Trust,
06-S5, Class A2 (a)
5.658%, due 09/25/36		250,000	250,554
Metris Master Trust,
05-2, Class C, 144A †
5.880%, due 09/20/11		500,000	499,995
Structured Asset Securities Corp.,
03-AL2, Class A, 144A
3.357%, due 01/25/31		16,217	15,146
Waverly Community School,
06-1, Class A4 (a)
6.166%, due 05/25/36		1,000,000	1,011,300
Total Asset-Backed Securities (Cost $3,950,858)			3,776,303

Collateralized Debt Obligations — 2.64%
Ares VR CLO Ltd.,
06-1A, Class D (b) †
7.300%, due 02/24/18		240,000	240,264
Duke Funding Ltd.,
06-11A, Class B1E (b) †
5.382%, due 08/08/46		180,000	180,000
Gulf Stream - Sextant CLO Ltd. (b) †
7.102%, due 08/21/20		180,000	180,000
Halcyon Loan Investors CLO, Ltd.,
06-1A, Class C (b) †
6.817%, due 11/20/20		250,000	250,000
Highland Credit Opportunities CDO Ltd.,
06-1A, Class C (b)
6.220%, due 11/01/13		250,000	250,000
Northwoods Capital Ltd.,
06-7A, Class D (b) †
6.990%, due 10/22/21		180,000	179,352
Octans CDO Ltd.,
06-2A, Class D (b) †
8.689%, due 11/12/51		270,000	270,000
Stanfield Veyron CLO Ltd.,
06-1A, Class D (b) †
7.238%, due 07/15/18		200,000	200,000
Taberna Preferred Funding Ltd.,
06-5A, Class A3 (b) †
6.930%, due 08/05/36		200,000	200,000
Taberna Preferred Funding Ltd., REIT
06-7A, Class A3L (b) †
6.840%, due 02/05/37		330,000	330,000
Taberna Preferred Funding Ltd., REIT
06-7A, Class B1L (b) †
8.340%, due 02/05/37		200,000	200,000

		Face amount	Value
Tricadia CDO Ltd.,
05-4A, Class B1L (b) †
8.640%, due 12/11/40		$97,408	$97,408
Tricadia CDO Ltd.,
06-6A, Class B1L (b) †
8.799%, due 11/05/41		250,000	250,000
Total Collateralized Debt Obligations (Cost $2,597,713)			2,827,024

Commercial Mortgage-Backed Securities — 3.19%
Asset Securitization Corp.,
95-MD4, Class A3 †
7.384%, due 08/13/29		350,000	355,865
Asset Securitization Corp.,
96-MD6, Class A4 †
7.734%, due 11/13/29		375,000	382,533
Bear Stearns Commercial Mortgage
Securities, 00-WF2, Class A2
7.320%, due 10/15/32		80,000	85,548
Bear Stearns Commercial Mortgage
Securities, 05-LXR1, Class G, 144A †
6.280%, due 09/15/18		500,000	500,308
DLJ Commercial Mortgage Corp.,
00-CKP1, Class A1B
7.180%, due 11/10/33		287,919	305,562
First Union Commercial Mortgage
Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29		75,149	75,695
Four Times Square Trust,
00-4TS, Class C, 144A
7.860%, due 04/15/15		500,000	543,802
Hilton Hotel Pool Trust,
00-HLTA, Class A1, 144A
7.055%, due 10/03/15		266,294	276,658
JPMorgan Commercial Mortgage
Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31		77,446	80,767
LB Commercial Conduit Mortgage
Trust, 99-C1, Class A1
6.410%, due 06/15/31		4,310	4,309
Mach One Trust Commercial
Mortgage-Backed,
04-1A, Class A1, 144A
3.890%, due 05/28/40		170,558	167,740
Morgan Stanley Capital I,
03-T11, Class A4
5.150%, due 06/13/41		155,000	153,978
Morgan Stanley Dean Witter
Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33		6,164	6,217
PNC Mortgage Acceptance Corp.,
00-C1, Class A2
7.610%, due 02/15/10		336,507	355,985
TIAA Retail Commercial Trust,
01- C1A, Class A2, 144A
6.300%, due 06/19/21		105,017	106,283
Total Commercial Mortgage-Backed Securities (Cost $3,514,065)			3,401,250

Mortgage & Agency Debt Securities — 3.53%
Federal Home Loan Mortgage Corp.
4.875%, due 02/17/09		105,000	104,850
Federal Home Loan Mortgage Corp.,
3205, Class PC REMIC
6.000%, due 09/15/32		250,000	253,265
Federal National Mortgage Association
6.000%, due 05/15/08		320,000	324,923
6.375%, due 08/15/07	AUD	1,160,000	864,983
6.625%, due 09/15/09		$2,000,000	2,093,068
Government National Mortgage Association
6.500%, due 04/15/31		122,340	125,700
Total Mortgage & Agency Debt Securities (Cost $3,765,374)			3,766,789

	Face amount		Value
US Government Obligations — 9.62%
US Treasury Bond
6.250%, due 05/15/30	$2,620,000		$3,148,708
US Treasury Notes
2.875%, due 11/30/06	3,655,000		3,642,723
4.250%, due 10/15/10	740,000		730,808
5.000%, due 02/15/11	2,705,000		2,752,865
Total US Government Obligations (Cost $10,175,266)			10,275,104
Total US Bonds (Cost $35,928,925)			35,992,609

International Bonds — 49.29%
International Corporate Bonds — 9.23%
Canada —0.28%
Abitibi-Consolidated, Inc.
6.950%, due 04/01/08	$250,000		248,125
8.550%, due 08/01/10	50,000		49,625
			297,750
France — 1.79%
BNP Paribas
5.250%, due 12/17/12	EUR	140,000	189,825
5.625%, due 08/07/08	100,000		130,829
5.750%, due 01/24/22	GBP	80,000	158,412
Compagnie de Financement Foncier
2.375%, due 01/29/09	EUR	550,000	676,819
Credit Lyonnais S.A.
5.000%, due 11/15/12 †	210,000		269,257
France Telecom S.A.
8.125%, due 01/28/33	140,000		240,088
Veolia Environnement
4.875%, due 05/28/13	190,000		249,538
			1,914,768
Germany — 1.51%
Eurohypo AG
3.750%, due 11/05/08	EUR	550,000	698,311
Kreditanstalt fuer Wiederaufbau
4.750%, due 08/17/07	710,000		908,739
			1,607,050
Iceland — 0.42%
Landsbanki Islands HF, 144A †
6.100%, due 08/25/09	$450,000		450,000

Luxembourg — 1.00%
Telecom Italia Finance S.A.
6.575%, due 07/30/09	EUR	600,000	805,861
7.750%, due 01/24/33	170,000		255,686
			1,061,547
Netherlands — 1.50%
Bank Nederlandse Gemeenten NV
6.250%, due 06/18/07	AUD	1,430,000	1,065,106
E.ON International Finance BV
6.375%, due 05/29/12	GBP	100,000	196,560
RWE Finance BV
5.500%, due 10/26/07	EUR	265,000	342,348
			1,604,014
United Kingdom — 2.73%
ABB International Finance Ltd.
4.625%, due 06/06/13	EUR	350,000	449,587
Barclays Bank PLC
4.500%, due 03/04/19 †	190,000		246,428
5.750%, due 09/14/26	GBP	80,000	160,992
HBOS Treasury Services PLC
4.750%, due 02/06/07	EUR	195,000	248,201
Lloyds TSB Bank PLC
5.875%, due 06/20/14	GBP	210,000	408,624
7.750%, due 06/18/07	35,000		66,601
National Westminster Bank PLC
6.000%, due 01/21/10	EUR	335,000	452,768
6.500%, due 09/07/21	GBP	110,000	233,472
Pearson PLC
6.125%, due 02/01/07	EUR	360,000	459,864
Travelers Insurance Co.
Institutional Funding Ltd.
5.750%, due 12/06/11	GBP	100,000	191,068
			2,917,605
Total International Corporate Bonds (Cost $9,701,083)			9,852,734

	Face amount		Value
International Asset-Backed Securities — 0.33%
United Kingdom — 0.33%
Paragon Mortgages PLC,
7A, Class B1A, 144A †
6.155%, due 05/15/43	$100,000		$100,159
Permanent Financing PLC,
04, Class 2C †
6.110%, due 06/10/42	250,000		250,978
Total International Asset-Backed Securities (Cost $350,000)			351,137

International Commercial Mortgage-Backed Securities — 0.21%
United Kingdom — 0.21%
Granite Master Issuer PLC,
05-4, Class C4 †
3.784%, due 12/20/54 (Cost $217,335)	EUR	180,000	228,602

International Mortgage-Backed Securities — 0.26%
United Kingdom — 0.26%
Whinstone Capital Management Ltd.,
1X, Class B2 †
4.024%, due 10/25/45 (Cost $266,211)	EUR	220,000	280,645

Foreign Government Bonds — 37.64%
Australia —1.39%
Government of Australia
8.750%, due 08/15/08	AUD	1,900,000	1,487,106

Austria — 1.39%
Republic of Austria
5.000%, due 01/15/08	EUR	1,150,000	1,483,456

Belgium — 3.15%
Government of Belgium
5.750%, due 03/28/08	EUR	2,570,000	3,356,342

Canada — 1.07%
Government of Canada
6.000%, due 06/01/08	CAD	1,240,000	1,145,515

Finland — 0.36%
Government of Finland
5.000%, due 07/04/07	EUR	295,000	377,853

France — 8.12%
French Treasury Note
3.500%, due 07/12/09	EUR	4,935,000	6,242,871
Government of France
5.500%, due 04/25/29	1,555,000		2,430,127
			8,672,998
Germany — 8.51%
Bundesschatzanweisungen
2.500%, due 03/23/07	EUR	1,100,000	1,388,732
Deutsche Bundesrepublik
4.000%, due 01/04/37	325,000		419,266
5.000%, due 07/04/12	330,000		447,405
6.000%, due 01/04/07	2,800,000		3,573,086
6.250%, due 01/04/24	1,985,000		3,259,114
			9,087,603
Japan — 6.32%
Government of Japan
0.500%, due 12/10/14	JPY	505,000,000	4,120,330
1.900%, due 06/20/25	321,300,000		2,626,614
			6,746,944
Netherlands — 1.47%
Government of Netherlands
5.000%, due 07/15/11	EUR	1,165,000	1,565,117

Sweden — 2.39%
Government of Sweden
5.000%, due 01/28/09	SEK	18,100,000	2,554,399

	Face amount		Value

United Kingdom — 3.47%
UK Gilts
4.750%, due 09/07/15	GBP	1,275,000	$2,421,572
4.750%, due 03/07/20	665,000		1,281,869
			3,703,441
Total Foreign Government Bonds (Cost $39,474,968)			40,180,774

Sovereign/SupraNational Bonds — 1.62%
European Investment Bank
4.000%, due 01/15/07	EUR	660,000	837,705
6.250%, due 04/15/14	GBP	440,000	892,018
Total Sovereign/SupraNational Bonds (Cost $1,655,512)			1,729,723
Total International Bonds (Cost $51,665,109)			52,623,615
Total Bonds (Cost $87,594,034)			88,616,224

	Shares
Investment Company * — 11.84%
UBS U.S. Securitized Mortgage
Relationship Fund (Cost $11,734,101)	1,017,262	12,643,752

Short-Term Investment — 5.02%
Other * — 5.02%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35%
(Cost $5,362,156)	5,362,156	5,362,156

Total Investments — 99.86% (Cost $104,690,291)		106,622,132
Cash and other assets, less liabilities — 0.14%		144,169
Net Assets — 100.00%		$106,766,301

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book puposes, was $104,690,291; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,353,039
Gross unrealized depreciation	(421,198)
Net unrealized appreciation	$1,931,841

†	Floating rate securities — The interest rates shown are the current rates as of September 30, 2006.
(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006.
Maturity date disclosed is the ultimate maturity date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities which represent
$2,827,024 or 2.64% of the net assets as of September 30, 2006 are considered illiquid and restricted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $3,342,378 or 3.13% of net assets.

*	Investment in affiliated mutual funds.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
GSAMP	Goldman Sachs Mortgage Securities Corp.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona

Restricted Securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	Market value	Market value as a percentage of net assets

Ares VR CLO Ltd., 06-1A, Class D,
7.300%, due 02/24/18	02/16/06	$238,800	0.22%	$240,264	0.23%
Duke Funding Ltd., 06-11A, Class B1E
5.382%, due 08/08/46	09/19/06	171,225	0.16	180,000	0.17
Gulf Stream - Sextant CLO Ltd.,
7.102%, due 08/21/20	07/26/06	180,000	0.17	180,000	0.17
Halcyon Loan Investors CLO, Ltd., 06-1A, Class C
6.817%, due 11/20/20	09/27/06	250,000	0.23	250,000	0.23
Highland Credit Opportunities CDO Ltd., 06-1A, Class C
6.220%, due 11/01/13	09/28/06	250,000	0.23	250,000	0.23
Northwoods Capital Ltd., 06-7A, Class D,
6.990%, due 10/22/21	08/22/06	179,352	0.17	179,352	0.17
Octans CDO Ltd., 06-2A, Class D
8.689%, due 11/12/51	09/20/06	270,000	0.25	270,000	0.25
Stanfield Veyron CLO Ltd., 06-1A, Class D,
7.238%, due 07/15/18	06/13/06	199,300	0.19	200,000	0.19
Taberna Preferred Funding Ltd., 06-5A, Class A3,
6.930%, due 08/05/36	05/26/06	195,000	0.18	200,000	0.19
Taberna Preferred Funding Ltd., REIT
06-7A, Class A3L
6.840%, due 02/05/37	09/15/06	319,865	0.30	330,000	0.31
Taberna Preferred Funding Ltd., REIT
06-7A, Class B1L,
8.340%, due 02/05/37	09/15/06	196,000	0.18	200,000	0.19
Tricadia CDO Ltd., 05-4A, Class B1L,
8.640%, due 12/11/40	12/01/05	96,921	0.09	97,408	0.09
Tricadia CDO Ltd., 06-6A, Class B1L,
8.799%, due 11/05/41	06/15/06	246,250	0.23	250,000	0.23

Forward foreign currency contracts

UBS Global Bond Fund had the following open forward foreign currency contracts as of September 30, 2006:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	300,000	USD	224,280	10/03/06	$690
Australian Dollar	4,955,000	USD	3,832,321	11/20/06	143,026
Canadian Dollar	1,010,000	USD	920,735	11/20/06	15,838
Euro	5,710,000	USD	7,370,543	11/20/06	110,221
Euro	1,743,588	JPY	251,700,000	11/20/06	(71,342)
Great Britain Pound	2,515,000	USD	4,739,926	11/20/06	28,300
Thai Baht	33,320,000	USD	887,918	11/20/06	5,596
United States Dollar	2,846,538	CHF	3,405,000	11/20/06	(110,207)
United States Dollar	431,797	DKK	2,490,000	11/20/06	(7,216)
United States Dollar	1,312,911	EUR	1,025,000	11/20/06	(9,614)
United States Dollar	13,107,953	JPY	1,424,100,000	11/20/06	(968,038)
United States Dollar	613,526	JPY	72,300,000	10/03/06	(1,462)
United States Dollar	784,679	SEK	5,650,000	11/20/06	(10,878)
United States Dollar	927,357	SGD	1,440,000	11/20/06	(18,444)
United States Dollar	882,766	THB	33,320,000	11/20/06	(444)
United States Dollar	2,501,546	TWD	80,900,000	11/24/06	(51,797)
Net unrealized depreciation on forward foreign currency contracts					$(945,771)

Currency Type Abbreviations:
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

Bonds
US Bonds
US Corporate Bonds
Automobiles	0.49%
Beverages	0.54
Building Products	0.08
Capital Markets	0.72
Chemicals	0.59
Commercial Banks	0.69
Consumer Finance	0.98
Containers & Packaging	0.33
Diversified Financial Services	2.07
Diversified Telecommunication Services	0.80
Energy Equipment & Services	0.07
Food & Staples Retailing	0.70
Food Products	0.19
Hotel, Restaurants & Leisure	0.22
Independent Power Produucers & Energy Traders	0.07
Insurance	0.19
Media	0.49
Metals & Mining	0.23
Oil & Gas	0.25
Textiles, Apparel & Luxury Goods	0.29
Thrifts & Mortgage Finance	0.85
Tobacco	0.01
Wireless Telecommunication Services	0.34
Total US Corporate Bonds	11.19
Asset-Backed Securities	3.54
Collateralized Debt Obligations	2.64
Commercial Mortgage-Backed Securities	3.19
Mortgage & Agency Debt Securities	3.53
US Government Obligations	9.62
Total US Bonds	33.71
International Bonds
International Corporate Bonds
Capital Markets	0.12
Commercial Banks	5.84
Construction & Engineering	0.42
Diversified Financial Services	0.18
Diversified Telecommunication Services	1.22
Electric Utilities	0.51
Media	0.43
Multi-Utilities & Unregulated Power	0.23
Paper & Forest Products	0.28
Total International Corporate Bonds	9.23
International Asset-Backed Securities	0.33
International Commercial Mortgage-Backed Securities	0.21
International Mortgage-Backed Securities	0.26
Foreign Government Bonds	37.64
Sovereign/SupraNational Bonds	1.62
Total International Bonds	49.29
Total Bonds	83.00
Investment Company	11.84
Short-Term Investment	5.02
Total Investments	99.86
Cash and other assets, less liabilities	0.14
Net Assets	100.00%

UBS High Yield Fund — Schedule of investments

September 30, 2006 (unaudited)

	Face
	amount	Value
Bonds —94.60%
US Bonds —86.36%
US Corporate Bonds — 85.79%
AAC Group Holding Corp. (a)
0.000%, due 10/01/12	$1,100,000	$913,000
Activant Solutions, Inc., 144A
9.500%, due 05/01/16	200,000	185,000
Advanstar Communications, Inc.
10.750%, due 08/15/10	750,000	808,125
Affinion Group, Inc.
10.125%, due 10/15/13	500,000	525,000
Ahern Rentals, Inc.
9.250%, due 08/15/13	450,000	461,250
Ainsworth Lumber Co. Ltd.
7.250%, due 10/01/12	750,000	555,000
AK Steel Corp.
7.750%, due 06/15/12	1,600,000	1,558,000
American Cellular Corp., Series B
10.000%, due 08/01/11	1,450,000	1,518,875
American Rock Salt Co. LLC
9.500%, due 03/15/14	900,000	929,250
Ameripath, Inc.
10.500%, due 04/01/13	750,000	795,000
AmeriQual Group LLC, 144A
9.500%, due 04/01/12	1,000,000	1,025,000
ArvinMeritor, Inc.
8.125%, due 09/15/15	1,000,000	907,500
Ashtead Capital, Inc., 144A
9.000%, due 08/15/16	250,000	260,000
Atlas Pipeline Partners LP
8.125%, due 12/15/15	900,000	915,750
Baker & Taylor, Inc., 144A
11.500%, due 07/01/13	400,000	394,000
BE Aerospace, Inc., Series B
8.875%, due 05/01/11	375,000	390,000
Berry Plastics Holding Corp., 144A
8.875%, due 09/15/14	400,000	402,000
Brookstone Co., Inc.
12.000%, due 10/15/12	275,000	250,250
Buckeye Technologies, Inc.
8.000%, due 10/15/10	800,000	768,000
Buffets, Inc.
11.250%, due 07/15/10	850,000	898,875
Cadmus Communications Corp.
8.375%, due 06/15/14	1,200,000	1,161,000
Carriage Services, Inc.
7.875%, due 01/15/15	715,000	695,338
Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	1,050,000	1,031,625
Century Aluminum Co.
7.500%, due 08/15/14	725,000	725,000
Cenveo Corp.
7.875%, due 12/01/13	700,000	663,250
Chemtura Corp.
6.875%, due 06/01/16	450,000	443,813
Chukchansi Economic Development Authority, 144A
8.000%, due 11/15/13	550,000	564,438
Cincinnati Bell, Inc.
8.375%, due 01/15/14	1,000,000	1,010,000
Circus & Eldorado Joint Venture Corp.
10.125%, due 03/01/12	500,000	525,625
Citizens Communications Co.
9.000%, due 08/15/31	1,025,000	1,099,312
Clarke American Corp.
11.750%, due 12/15/13	500,000	517,500
CMP Susquehanna Corp., 144A
9.875%, due 05/15/14	625,000	587,500

	Face
	amount	Value
Collins & Aikman Floor Cover, Series B
9.750%, due 02/15/10	$400,000	$398,000
Comstock Resources, Inc.
6.875%, due 03/01/12	500,000	476,875
Cooper-Standard Automotive, Inc.
8.375%, due 12/15/14	925,000	679,875
CSC Holdings, Inc., Series B
8.125%, due 08/15/09	1,175,000	1,217,594
Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	650,000	684,125
Deluxe Corp.
5.000%, due 12/15/12	750,000	618,750
Dole Food Co., Inc.
8.875%, due 03/15/11	1,025,000	981,437
Dycom Industries, Inc.
8.125%, due 10/15/15	600,000	606,000
Dynegy Holdings, Inc.
8.375%, due 05/01/16	775,000	788,563
Easton-Bell Sports, Inc.
8.375%, due 10/01/12	1,250,000	1,225,000
Energy Partners Ltd.
8.750%, due 08/01/10	250,000	256,875
FastenTech, Inc. (a)
11.500%, due 05/01/11	850,000	884,000
Ford Motor Credit Co.
7.375%, due 10/28/09	2,700,000	2,623,871
General Motors Acceptance Corp.
7.250%, due 03/02/11	1,575,000	1,584,004
General Motors Corp.
7.200%, due 01/15/11	1,600,000	1,474,000
Georgia Gulf Corp., 144A
9.500%, due 10/15/14	250,000	248,260
Giant Industries, Inc.
11.000%, due 05/15/12	625,000	675,000
Glatfelter, 144A
7.125%, due 05/01/16	200,000	195,017
Gregg Appliances, Inc.
9.000%, due 02/01/13	875,000	798,437
GSC Holdings Corp.
8.000%, due 10/01/12	1,000,000	1,030,000
Gulfmark Offshore, Inc.
7.750%, due 07/15/14	750,000	753,750
Hercules, Inc.
6.500%, due 06/30/29	825,000	665,156
Houghton Mifflin Co. (a)
0.000%, due 10/15/13	1,750,000	1,526,875
Inergy LP/ Inergy Finance Corp.
8.250%, due 03/01/16	875,000	905,625
Ingles Markets, Inc.
8.875%, due 12/01/11	1,175,000	1,224,937
Insight Communications Co., Inc. (a)
12.250%, due 02/15/11	625,000	662,500
Interface, Inc.
10.375%, due 02/01/10	900,000	981,000
Jacobs Entertainment Inc., 144A
9.750%, due 06/15/14	1,000,000	990,000
Jacuzzi Brands, Inc.
9.625%, due 07/01/10	825,000	874,500
Jafra Cosmetics International, Inc.
10.750%, due 05/15/11	414,000	444,015
Kansas City Southern Railway Co.
7.500%, due 06/15/09	750,000	750,000
Landry’s Restaurants, Inc., Series B
7.500%, due 12/15/14	850,000	813,875
Le-Natures, Inc., 144A
10.000%, due 06/15/13	1,000,000	1,030,000
Levi Strauss & Co.
12.250%, due 12/15/12	1,025,000	1,142,875
LIN Television Corp., Series B
6.500%, due 05/15/13	625,000	582,813
Maax Holdings, Inc. (a)
0.000%, due 12/15/12	350,000	129,500
Mediacom LLC
9.500%, due 01/15/13	1,265,000	1,293,462

	Face
	amount	Value
Midwest Generation LLC
8.750%, due 05/01/34	$750,000	$800,625
Mirant Americas Generation LLC
9.125%, due 05/01/31	500,000	508,750
Mirant North America LLC
7.375%, due 12/31/13	1,150,000	1,151,437
MTR Gaming Group, Inc., 144A
9.000%, due 06/01/12	425,000	427,125
MTR Gaming Group, Inc., Series B
9.750%, due 04/01/10	750,000	789,375
Nexstar Finance Holdings LLC (a)
0.000%, due 04/01/13	625,000	521,875
Nexstar Finance, Inc.
7.000%, due 01/15/14	500,000	455,000
NRG Energy, Inc.
7.375%, due 02/01/16	750,000	745,313
Omnova Solutions, Inc.
11.250%, due 06/01/10	875,000	939,531
Owens-Illinois, Inc.
7.800%, due 05/15/18	700,000	665,000
Pantry, Inc.
7.750%, due 02/15/14	900,000	902,250
Pathmark Stores, Inc.
8.750%, due 02/01/12	500,000	483,750
Perry Ellis International, Inc., Series B
8.875%, due 09/15/13	275,000	270,875
Petro Stopping Centers LP
9.000%, due 02/15/12	1,050,000	1,063,125
Pinnacle Foods Group, Inc.
8.250%, due 12/01/13	750,000	750,938
Pokagon Gaming Authority, 144A
10.375%, due 06/15/14	700,000	746,375
PolyOne Corp.
10.625%, due 05/15/10	800,000	860,000
Poster Financial Group, Inc.
8.750%, due 12/01/11	650,000	679,250
Prestige Brands, Inc.
9.250%, due 04/15/12	750,000	753,750
Psychiatric Solutions, Inc.
7.750%, due 07/15/15	750,000	731,250
Qwest Communications International, Inc.
7.250%, due 02/15/11	550,000	550,000
Qwest Corp.
7.875%, due 09/01/11	350,000	367,500
R.H. Donnelley Corp.
8.875%, due 01/15/16	1,000,000	1,002,500
Rafaella Apparel Group, Inc., 144A
11.250%, due 06/15/11	550,000	540,375
Restaurant Co.
10.000%, due 10/01/13	525,000	484,969
Reynolds American, Inc., 144A
7.250%, due 06/01/13	675,000	694,594
River Rock Entertainment Authority
9.750%, due 11/01/11	950,000	1,009,375
Rockwood Specialties Group, Inc.
10.625%, due 05/15/11	333,000	356,310
San Pasqual Casino, 144A
8.000%, due 09/15/13	750,000	763,125
Sanmina-SCI Corp.
8.125%, due 03/01/16	750,000	735,000
Sbarro, Inc.
11.000%, due 09/15/09	745,000	758,038
Sensata Technologies BV, 144A
8.000%, due 05/01/14	250,000	243,125
Sequa Corp.
9.000%, due 08/01/09	850,000	902,062
Sheridan Group, Inc.
10.250%, due 08/15/11	925,000	936,562
Sinclair Broadcast Group, Inc.
8.000%, due 03/15/12	1,175,000	1,191,156
Sirius Satellite Radio, Inc.
9.625%, due 08/01/13	600,000	586,500
Solo Cup Co.
8.500%, due 02/15/14	625,000	539,844

	Face
	amount	Value
Stanadyne Corp.
10.000%, due 08/15/14	$625,000	$631,250
Technical Olympic USA, Inc.
7.500%, due 01/15/15	1,000,000	765,000
Terra Capital, Inc.
12.875%, due 10/15/08	925,000	1,033,687
Tunica-Biloxi Gaming Authority, 144A
9.000%, due 11/15/15	650,000	676,000
Unisys Corp.
8.000%, due 10/15/12	650,000	607,750
Universal Hospital Services, Inc.
10.125%, due 11/01/11	850,000	892,500
US Concrete, Inc.
8.375%, due 04/01/14	550,000	528,688
Verso Paper Holdings LLC, 144A
9.125%, due 08/01/14	300,000	301,875
Vertis Holdings, Inc., Series B
10.875%, due 06/15/09	550,000	552,750
Wheeling Island Gaming, Inc.
10.125%, due 12/15/09	1,275,000	1,306,875
Whiting Petroleum Corp.
7.250%, due 05/01/12	1,150,000	1,127,000
Wind Acquisition Finance S.A., 144A
10.750%, due 12/01/15	500,000	551,875
Windstream Corp., 144A
8.625%, due 08/01/16	425,000	454,750
Wornick Co.
10.875%, due 07/15/11	500,000	497,500
Xerox Capital Trust I
8.000%, due 02/01/27	850,000	867,000
Xerox Corp.
6.750%, due 02/01/17	650,000	659,750
Total US Corporate Bonds (Cost $93,308,159)		93,061,721

Asset-Backed Securities — 0.57%
GSAMP Trust, 06-S2, Class B2, 144A (a)
7.000%, due 01/25/36 (Cost $607,036)	750,000	619,245
Total US Bonds (Cost $93,915,195)		93,680,966

International Bonds — 8.24%
International Corporate Bonds — 8.24%
Bermuda —1.08%
Intelsat Subsidiary Holding Co. Ltd.
8.625%, due 01/15/15	1,150,000	1,175,875

Canada — 3.89%
Abitibi-Consolidated, Inc.
6.950%, due 04/01/08	850,000	843,625
8.550%, due 08/01/10	275,000	272,938
Jean Coutu Group, Inc.
8.500%, due 08/01/14	375,000	360,938
MAAX Corp.
9.750%, due 06/15/12	375,000	296,250
Millar Western Forest Products Ltd.
7.750%, due 11/15/13	1,000,000	830,000
Quebecor Media, 144A
7.750%, due 03/15/16	650,000	650,812
Quebecor World Capital Corp., 144A
8.750%, due 03/15/16	1,000,000	962,500
		4,217,063
Cayman Islands — 0.84%
Bluewater Finance Ltd.
10.250%, due 02/15/12	900,000	911,250

France — 1.00%
Rhodia S.A.
10.250%, due 06/01/10	973,000	1,089,760

	Face
	amount	Value
Netherlands — 0.90%
Montell Finance Co. BV, 144A
8.100%, due 03/15/27	$1,050,000	$971,250

United Kingdom — 0.53%
Ineos Group Holdings PLC, 144A
8.500%, due 02/15/16	600,000	571,500
Total International Bonds (Cost $9,178,444)		8,936,698
Total Bonds (Cost $103,093,639)		102,617,664

	Shares
Equities — 0.00%
US Equities (b)(c)(d) — 0.00%
Aerospace & Defense — 0.00%
Sabreliner Corp.	8,400	0

Restaurants — 0.00%
American Restaurant Group, Inc.	972	0
Total US Equities (Cost $153,000)		0

	Number of
	warrants
Warrants — 0.00% (b)(c)(d)
Dayton Superior Corp., expires 6/15/09 (e)	225	0
Knology, Inc., expires 10/15/07 (e)	16,995	0
Pathnet, Inc., expiring 04/15/08	6,275	0
Pliant Corp., expires 06/01/10 (e)	160	2
Total warrants (Cost $10)		2

	Shares
Short-Term Investment — 5.05%
Other *— 5.05%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 5.35% (Cost $5,480,261)	5,480,261	5,480,261

Total Investment (Cost $108,726,910) — 99.65%		108,097,927
Cash and other assets, less liabilities — 0.35%		381,698
Net Assets — 100.00%		$108,479,625

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $108,726,910; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,579,884
Gross unrealized depreciation	(2,208,867)
Net unrealized depreciation	$(628,983)

(a)	Step bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2006, the value of these securities amounted to $2 or 0.00% of net assets.
(c)	Security is illiquid. These securities amounted to $2 or 0.00% of net assets.
(d)	Non-income producing security.
(e)

Restricted security exempt from registration under Rule 144A of the securities Act of 1933. These securties which represent 0.00% of net assets at September 30, 2006 are considered illiquid and restricted.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $15,055,741 or 13.88% of net assets.

*	Investment in affiliated mutual fund.

GSAMP Goldman Sachs Mortgage Securities Corp.

Restricted securities

					Market
			Acquisition cost		value as a
	Acqusition	Acquisition	as a percentage	Market	percentage of
Securities	dates	cost	of net assets	value	net assets
Dayton Superior Corp., expires 06/15/09	08/07/00	$0	0.00%	$0	0.00%
Knology, Inc., expires 10/15/07	06/08/98	0	0.00	0	0.00
Pliant Corp., expires 06/01/10	10/20/00	0	0.00	2	0.00

Industry Diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Bonds
US Bonds
US Corporate Bonds
Aerospace / Defense	1.19%
Apparel / Textiles	1.80
Auto Loans	3.88
Auto Parts & Equipment	2.05
Automotive	1.36
Beverages	0.95
Building & Construction	0.71
Building Materials	3.50
Chemicals	4.19
Computer Hardware	0.17
Consumer — Products	3.71
Diversified Capital Goods	0.22
Electric-Generation	2.15
Electric-Integrated	1.53
Electronics	0.68
Energy — Exploration & Production	1.72
Food & Drug Retailers	1.58
Food — Wholesale	3.00
Forestry / Paper	2.62
Gaming	7.81
Gas Distribution	1.68
Health Services	2.87
Media-Broadcast	3.62
Media-Cable	2.93
Media-Services	1.23
Metals / Mining Excluding Steel	1.52
Non-Food & Drug Retailers	4.09
Office Equipment	1.41
Oil Refining & Marketing	0.62
Packaging	1.48
Printing & Publishing	5.86
Railroads	0.69
Restaurants	2.72
Software / Services	0.56
Steel Producers / Products	1.44
Support — Services	1.24
Telecom — Integrated / Services	4.85
Telecom — Wireless	0.83
Tobacco	0.64
Transportation Excluding Air / Rail	0.69
Total US Corporate Bonds	85.79
Asset-Backed Securities	0.57
Total US Bonds	86.36
International Bonds
International Corporate Bonds
Building Materials	0.27
Chemicals	2.43
Food & Drug Retailers	0.33
Forestry / Paper	1.80
Media-Diversified	0.60
Oil Field Equipment & Services	0.84
Printing & Publishing	0.89
Telecom — Wireless	1.08
Total International Corporate Bonds	8.24
Total Bonds	94.60
Equities	0.00	†
Warrants	0.00	†
Short-Term Investment	5.05
Total Investments	99.65
Cash and other assets, less liabilities	0.35
Net Assets	100.00%

†                  Amount represents less than 0.005%

UBS U.S. Bond Fund — Schedule of investments

September 30, 2006 (unaudited)

	Face amount	Value
Bonds — 81.08%
US Bonds — 80.76%
US Corporate Bonds — 10.85%
Allstate Corp.
7.200%, due 12/01/09	$100,000	$105,984
American General Finance Corp.
5.375%, due 10/01/12	180,000	179,403
AT&T Corp.
8.000%, due 11/15/31	175,000	213,895
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09	95,000	100,602
Avon Products, Inc.
7.150%, due 11/15/09	150,000	158,164
Bank of America Corp.
7.400%, due 01/15/11	440,000	476,201
Bank One Corp.
7.875%, due 08/01/10	345,000	376,142
BellSouth Corp.
6.550%, due 06/15/34	125,000	125,207
Boeing Capital Corp.
7.375%, due 09/27/10	150,000	161,708
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	110,000	112,050
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	200,000	227,653
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	180,000	189,633
Capital One Financial Corp.
5.500%, due 06/01/15	170,000	166,700
Citigroup, Inc.
5.625%, due 08/27/12	975,000	992,742
Comcast Cable Communications Holdings, Inc.
6.750%, due 01/30/11	425,000	446,496
Computer Sciences Corp.
3.500%, due 04/15/08	165,000	160,186
ConAgra Foods, Inc.
6.750%, due 09/15/11	100,000	105,567
Coors Brewing Co.
6.375%, due 05/15/12	135,000	140,382
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	530,000	517,550
Devon Financing Corp. ULC
6.875%, due 09/30/11	260,000	276,692
Dominion Resources, Inc.
5.950%, due 06/15/35	130,000	126,229
EOP Operating LP, REIT
7.250%, due 06/15/28	165,000	179,669
Erac USA Finance Co., 144A
8.000%, due 01/15/11	200,000	218,883
FirstEnergy Corp., Series B
6.450%, due 11/15/11	105,000	109,533
Ford Motor Credit Co.
5.800%, due 01/12/09	2,695,000	2,565,683
General Electric Capital Corp.
6.000%, due 06/15/12	1,145,000	1,189,653
6.750%, due 03/15/32	140,000	160,026
General Motors Acceptance Corp.
6.875%, due 09/15/11	510,000	507,298
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	500,000	529,936
HSBC Bank USA N.A.
5.625%, due 08/15/35	265,000	253,872
HSBC Finance Corp.
6.750%, due 05/15/11	295,000	312,641
ICI Wilmington, Inc.
4.375%, due 12/01/08	220,000	215,017
International Lease Finance Corp.
3.500%, due 04/01/09	300,000	287,687
John Deere Capital Corp.
7.000%, due 03/15/12	145,000	156,504

UBS U.S. Bond Fund — Schedule of investments

September 30, 2006 (unaudited)

	Face amount	Value
JPMorgan Chase & Co.
6.750%, due 02/01/11	$225,000	$237,944
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35	145,000	131,909
Kraft Foods, Inc.
5.625%, due 11/01/11	320,000	323,310
Lockheed Martin Corp., 144A
6.150%, due 09/01/36	100,000	104,790
MBNA Corp.
7.500%, due 03/15/12	125,000	138,127
Metlife, Inc.
5.000%, due 11/24/13	145,000	140,975
Miller Brewing Co., 144A
5.500%, due 08/15/13	225,000	222,879
Morgan Stanley
6.750%, due 04/15/11	680,000	718,920
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	130,000	166,192
News America, Inc.
6.200%, due 12/15/34	65,000	62,083
PPL Energy Supply LLC
6.400%, due 11/01/11	200,000	207,428
Progress Energy, Inc.
7.000%, due 10/30/31	145,000	162,326
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	360,000	369,900
Sprint Capital Corp.
8.750%, due 03/15/32	200,000	243,900
TXU Energy Co. LLC
7.000%, due 03/15/13	130,000	136,485
US Bank N.A.
6.375%, due 08/01/11	240,000	251,890
Valero Energy Corp.
7.500%, due 04/15/32	185,000	214,306
Verizon New York, Inc., Series B
7.375%, due 04/01/32	70,000	72,964
Wachovia Bank N.A.
7.800%, due 08/18/10	345,000	374,943
Washington Mutual, Inc.
5.625%, due 01/15/07	575,000	575,268
Waste Management, Inc.
7.375%, due 08/01/10	100,000	107,184
Wells Fargo Bank N.A.
6.450%, due 02/01/11	480,000	504,079
Wyeth
5.500%, due 03/15/13	170,000	170,783
Xcel Energy, Inc.
7.000%, due 12/01/10	100,000	105,997
Total US Corporate Bonds (Cost $17,701,930)		17,790,170

Asset-Backed Securities — 2.16%
Conseco Finance Corp., 01-D,
Class M2 †
7.080%, due 11/15/32	576,332	564,482
Conseco Finance Securitizations Corp.,
00-2, Class A4
8.480%, due 12/01/30	58,915	59,074
Countrywide Asset-Backed
Certificates, 03-SD3, Class A1, 144A ††
5.750%, due 12/25/32	17,521	17,583
Countrywide Asset-Backed
Certificates, 04-SD1, Class A1, 144A ††
5.670%, due 06/25/33	105,186	105,583
Green Tree Financial Corp.,
94-5, Class A5
8.300%, due 11/15/19	107,896	112,034
Green Tree Financial Corp.,
99-3, Class A5
6.160%, due 02/01/31	152,817	152,873
GSAMP Trust, 06-S3, Class A2 ††
5.770%, due 05/25/36	1,450,000	1,447,955
Providian Gateway Master Trust,
04-AA, Class C, 144A †
6.230%, due 03/15/11	190,000	190,713

UBS U.S. Bond Fund — Schedule of investments

September 30, 2006 (unaudited)

	Face amount	Value
Providian Gateway Master Trust,
04-AA, Class D, 144A †
7.180%, due 03/15/11	$220,000	$221,616
Structured Asset Securities Corp.,
03-AL2, Class A, 144A
3.357%, due 01/25/31	200,011	186,802
WFS Financial Owner Trust, 03-2,
Class B, 2.480%, due 12/20/10	481,749	476,159
Total Asset-Backed Securities (Cost $3,567,389)		3,534,874

Collateralized Debt Obligation — 0.61%
Abacus Ltd., 06-10A, Class H, (f) †
6.820%, due 10/30/45 (Cost $1,000,000)	1,000,000	1,005,000

Commercial Mortgage-Backed Securities — 4.54%
Bear Stearns Commercial Mortgage
Securities, 00-WF1, Class A2
7.780%, due 02/15/32	1,215,000	1,298,990
Bear Stearns Commercial Mortgage
Securities, 00-WF2, Class A2
7.320%, due 10/15/32	200,000	213,869
DLJ Commercial Mortgage Corp.,
00-CKP1, Class A1B
7.180%, due 11/10/33	843,900	895,612
First Union Commercial Mortgage
Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	239,993	241,735
Host Marriott Pool Trust, 99-HMTA,
Class A, 144A
6.980%, due 08/03/15	167,304	171,369
Host Marriott Pool Trust, 99-HMTA,
Class C, 144A
7.730%, due 08/03/15	360,000	382,903
Host Marriott Pool Trust, 99-HMTA,
Class D, 144A
7.970%, due 08/03/15	220,000	235,112
Host Marriott Pool Trust, 99-HMTA,
Class E, 144A
8.070%, due 08/03/15	220,000	235,481
LB Commercial Conduit Mortgage
Trust, 99-C1, Class A1
6.410%, due 06/15/31	30,386	30,379
Mach One Trust Commercial
Mortgage-Backed Securities, 04-1A, Class A1, 144A
3.890%, due 05/28/40	811,303	797,897
Morgan Stanley Dean Witter Capital I,
00-LIF2, Class A1
6.960%, due 10/15/33	57,782	58,279
PNC Mortgage Acceptance Corp.,
00-C1, Class A2
7.610%, due 02/15/10	897,352	949,293
Prudential Mortgage Capital
Funding LLC, 01-ROCK, Class A2
6.605%, due 05/10/34	115,000	121,323
Salomon Brothers Mortgage
Securities VII, 00-C1, Class A2
7.520%, due 12/18/09	1,250,000	1,326,354
TIAA Retail Commercial Trust, 01- C1A,
Class A2, 144A
6.300%, due 06/19/21	477,352	483,105
Total Commercial Mortgage-Backed Securities (Cost $7,620,919)		7,441,701

Mortgage & Agency Debt Securities — 31.18%
Banc of America Commercial
Mortgage, Inc., 02-PB2, Class C
6.349%, due 06/11/35	745,000	782,819
C.S. First Boston Mortgage Securities
Corp., 02-10, Class 2A1
7.500%, due 05/25/32	140,701	142,148
C.S. First Boston Mortgage Securities
Corp., 03-8, Class 5A1
6.500%, due 04/25/33	178,341	178,929
C.S. First Boston Mortgage Securities
Corp., 05-11, Class 1A1
6.500%, due 12/25/35	1,166,241	1,178,998

UBS U.S. Bond Fund — Schedule of investments

September 30, 2006 (unaudited)

	Face amount	Value
C.S. First Boston Mortgage Securities
Corp., 05-12, Class 1A1
6.500%, due 01/25/36	$1,286,173	$1,303,887
C.S. First Boston Mortgage Securities
Corp., 05-9, Class 3A1
6.000%, due 10/25/35	1,077,101	1,076,756
Countrywide Alternative Loan Trust,
04-J8, Class 2A1
7.000%, due 08/25/34	245,250	245,733
Countrywide Home Loan Mortgage
Pass Through Trust, 06-HYB1,
Class 1A1 †
5.400%, due 03/20/36	1,151,896	1,148,143
Credit Suisse Mortgage Capital
Certificates, 06-2, Class 3A1
6.500%, due 03/25/36	1,305,777	1,323,301
Federal Home Loan Bank
5.000%, due 10/02/09	1,275,000	1,276,785
5.625%, due 06/13/16	815,000	840,166
Federal Home Loan Mortgage Corp.
5.750%, due 06/27/16	815,000	849,319
Federal Home Loan Mortgage Corp.,
REMIC, 2148, Class ZA
6.000%, due 04/15/29	593,966	592,318
Federal Home Loan Mortgage Corp.,
1595, Class D
7.000%, due 10/15/13	147,600	149,452
Federal Home Loan Mortgage Corp.,
2297, Class NB
6.000%, due 03/15/16	436,470	443,285
Federal Home Loan Mortgage Corp.,
REMIC, 2426, Class GH
6.000%, due 08/15/30	249,632	250,634
Federal Home Loan Mortgage
Corp., 2532, Class PD
5.500%, due 06/15/26	336,865	336,246
Federal Home Loan Mortgage
Corp., Gold
5.500%, due 09/01/17	239,725	240,191
5.500%, due 01/01/18	417,904	418,717
5.500%, due 04/01/18	361,876	362,454
6.000%, due 12/01/17	321,240	325,887
6.000%, due 10/01/29	302,201	305,479
6.000%, due 01/01/32	1,089,503	1,099,258
6.500%, due 06/01/29	58,045	59,487
6.500%, due 09/01/29	157,178	161,108
6.500%, due 11/01/29	375,529	384,941
6.500%, due 03/01/32	57,844	59,160
6.500%, due 11/01/32	57,339	58,627
7.000%, due 07/01/32	862,393	888,473
Federal National Mortgage Association
3.875%, due 07/15/08	785,000	770,196
4.230%, due 03/01/34 †	359,035	353,692
4.250%, due 08/15/10	1,450,000	1,417,072
4.375%, due 03/15/13	1,715,000	1,660,633
4.625%, due 06/01/10	1,335,000	1,319,661
5.200%, due 11/08/10	1,555,000	1,548,788
5.500%, due 03/15/11	2,770,000	2,835,184
5.500%, due 12/01/17	1,102,236	1,104,684
5.500%, due 01/01/24	1,275,603	1,269,486
5.500%, due 02/01/24	1,142,234	1,135,741
5.500%, due 09/01/24	303,516	300,373
5.500%, due 03/01/33	1,218,575	1,204,279
5.500%, due 11/01/34	957,785	945,427
6.000%, due 06/01/16	933,538	948,143
6.000%, due 07/01/17	126,780	128,764
6.000%, due 06/01/23	213,355	216,141
6.000%, due 03/01/28	67,525	68,218
6.000%, due 03/01/29	75,810	76,589
6.000%, due 05/01/29	67,842	68,538
6.000%, due 07/01/29	237,833	240,286
6.000%, due 06/01/31	45,873	46,323
6.000%, due 01/01/33	483,349	486,915

UBS U.S. Bond Fund — Schedule of investments

September 30, 2006 (unaudited)

	Face amount	Value
6.000%, due 06/01/33	$83,028	$83,594
6.070%, due 05/12/16	800,000	808,573
6.250%, due 02/01/11	1,370,000	1,432,390
6.500%, due 05/01/28	968,664	992,476
6.500%, due 08/01/29	436,814	447,577
6.500%, due 12/01/29	640,653	656,383
7.000%, due 03/01/31	17,230	17,784
7.000%, due 11/01/31	97,788	100,677
7.000%, due 04/01/32	259,387	266,969
Federal National Mortgage
Association Grantor Trust,
00-T6, Class A1
7.500%, due 06/25/30	458,385	475,186
Federal National Mortgage
Association Grantor Trust,
01-T5, Class A3 †
7.500%, due 06/19/30	58,374	60,665
Federal National Mortgage
Association Grantor Trust, REMIC,
01-T10, Class A2
7.500%, due 12/25/41	48,296	50,268
Federal National Mortgage
Association Whole Loan, 95-W3,
Class A, 9.000%, due 04/25/25	5,653	6,146
Federal National Mortgage
Association Whole Loan, REMIC,
03-W6, Class 6A †
5.560%, due 08/25/42	194,109	199,090
Federal National Mortgage
Association Whole Loan, REMIC,
04-W12, Class 1A3
7.000%, due 07/25/44	533,753	544,564
Federal National Mortgage
Association Whole Loan, REMIC,
04-W15, Class 1A3
7.000%, due 08/25/44	539,509	558,360
First Horizon Alternative Mortgage
Securities, 04-AA3, Class A1 †
5.320%, due 09/25/34	581,763	581,483
First Horizon Asset Securities, Inc.,
04-FL1, Class 1A1 †
5.600%, due 02/25/35	153,885	153,985
Government National Mortgage Association
5.130%, due 10/20/29 †	147,358	148,359
6.000%, due 12/20/28	82,748	83,809
6.000%, due 05/20/29	381,226	385,814
6.000%, due 07/15/29	256,231	259,873
6.000%, due 08/20/29	291,077	294,580
6.500%, due 10/15/24	306,881	315,157
6.500%, due 08/15/27	1,307	1,344
7.000%, due 07/15/25	6,962	7,194
7.000%, due 07/15/31	71,973	74,337
8.500%, due 12/15/17	161,496	172,603
GSMPS Mortgage Loan Trust, 01-2,
Class A, 144A
7.500%, due 06/19/32	131,436	136,725
GSR Mortgage Loan Trust, 05-4F,
Class 3A1
6.500%, due 04/25/20	862,736	886,873
Indymac Index Mortgage Loan Trust,
05-AR3, Class B1 †
5.440%, due 04/25/35	1,422,391	1,430,325
Indymac Index Mortgage Loan Trust,
05-AR7, Class 7A1 †
5.400%, due 06/25/35	1,285,025	1,283,958
MLCC Mortgage Investors, Inc.,
03-D, Class XA1 (a)(b) †
1.000%, due 08/25/28	4,746,648	28,925
Morgan Stanley Mortgage Loan Trust,
04-4, Class 2A †
6.440%, due 09/25/34	524,178	530,894
Morgan Stanley Morgage Loan Trust,
06-1AR, Class 2A †
6.040%, due 02/25/36	1,393,454	1,410,737

UBS U.S. Bond Fund — Schedule of investments

September 30, 2006 (unaudited)

	Face amount	Value
Residential Asset Securitization Trust,
04-IP2, Class B1 †
5.430%, due 12/25/34	$1,153,932	$1,136,623
Structured Asset Securities Corp.,
04-20, Class 4A1
6.000%, due 11/25/34	491,364	491,743
Total Mortgage & Agency Debt Securities (Cost $51,606,359)		51,143,877

US Government Obligations — 31.42%
US Treasury Bonds
4.500%, due 02/15/36	2,055,000	1,969,107
6.250%, due 08/15/23	2,525,000	2,931,566
8.500%, due 02/15/20	735,000	1,001,610
US Treasury Inflation Indexed Bond (TIPS)
2.000%, due 07/15/14	2,482,574	2,433,116
US Treasury Notes
3.500%, due 05/31/07	2,875,000	2,847,147
3.875%, due 02/15/13	150,000	144,076
4.500%, due 02/15/16	12,760,000	12,631,902
4.625%, due 02/29/08	7,910,000	7,890,842
4.875%, due 05/31/08	6,765,000	6,777,684
4.875%, due 05/15/09	10,000	10,058
4.875%, due 04/30/11	12,760,000	12,902,057
Total US Government Obligations (Cost $50,940,560)		51,539,165
Total US Bonds (Cost $132,437,157)		132,454,787

International Corporate Bonds — 0.32%
Canada — 0.07%
Bombardier, Inc., 144A
6.300%, due 05/01/14	125,000	112,188

Luxembourg — 0.12%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	120,000	113,626
6.375%, due 11/15/33	85,000	79,493
		193,119
United Kingdom — 0.13%
Abbey National PLC
7.950%, due 10/26/29	105,000	132,151
Royal Bank of Scotland Group PLC (c)
9.118%, due 03/31/10	70,000	78,130
		210,281
Total International Corporate Bonds (Cost $533,106)		515,588
Total Bonds (Cost $132,970,263)		132,970,375

	Shares
Investment Companies * — 18.00%
UBS Corporate Bond Relationship Fund	474,765	5,487,666
UBS Opportunistic High Yield Relationship Fund	642,302	8,279,851
UBS Opportunistic Emerging Markets Debt Relationship Fund	200,983	2,039,091
UBS U.S. Securitized Mortgage Relationship Fund	1,103,829	13,719,711

Total Investment Companies (Cost $28,726,256)		29,526,319

Short-Term Investments — 2.95%
Other * — 2.74%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 5.35%	4,487,292	4,487,292

UBS U.S. Bond Fund — Schedule of investments

September 30, 2006 (unaudited)

	Face
	amount	Value
US Government Obligation — 0.21%
US Treasury Bills, yield of 5.03%, due 01/04/07 (d)	$355,000	$350,587

Total Short-Term Investments (Cost $4,837,641)		4,837,879

	Number of
	contracts
Options Purchased (e) — 0.09%
Call Options — 0.07%
5 Year US Treasury Note Futures, strike @105, expiration December 2006	146	109,500

Put Options — 0.02%
5 Year US Treasury Note Futures, strike @105, expiration December 2006	146	34,219

Total Options Purchased (Cost $160,783)		143,719

Total Investments — 102.12% (Cost $166,694,943)		167,478,292
Liabilities, in excess of cash and other assets — (2.12)%		(3,470,936)
Net Assets — 100.00%		$164,007,356

Notes to schedule of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $166,694,943; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,124,660
Gross unrealized depreciation	(1,341,311)
Net unrealized appreciation	$783,349

†	Floating rate securities — The interest rates shown are the current rates as of September 30, 2006.
††	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(a)

Interest Only Security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(b)	Security is illiquid. This security amounted to $28,925 or 0.02% of net assets.
(c)	Perpetual bond security. The maturity date reflects the next call date.
(d)	This security was pledged to cover margin requirements for futures contracts.
(e)	Non-income producing security.
(f)

Security exempt registration under Rule 144A of the Securities Act of 1933. This security which represents $1,005,000 or 0.61% of net assets as of September 30, 2006 is considered illiquid and restricted.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $3,823,629 or 2.33% of net assets.

GSAMP	Goldman Sachs Mortgage Securities Corp.
GSMPS	Goldman Sachs Mortgage Passthrough Securities
GSR	Goldman Sachs Residential
MLCC	Merrill Lynch Credit Corporation
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on a changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

*	Investments in affiliated mutual funds.

Restricted Security

			Acquisition cost		Market value
	Acquisition	Acquisition	as a percentage	Market	as a percentage
Security	date	cost	of net assets	value	of net assets
Abacus Ltd., 06-10A, Class H	02/23/06	$1,000,000	0.61%	$1,005,000	0.61%
6.820%, due 10/30/45

Futures contracts

UBS U.S. Bond Fund had the following open futures contracts as of September 30, 2006:

			Current	Unrealized
	Expiration date	Proceeds	value	depreciation
US Treasury futures sale contracts:
5 Year US Treasury Notes, 44 contracts	December 2006	$4,639,069	$4,642,687	$(3,618)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at September 30, 2006 was $350,587.

Industry diversification (unaudited)

As a percentage of net assets

As of September 30, 2006

Bonds
US Bonds
US Corporate Bonds
Aerospace & Defense	0.06%
Automobiles	0.32
Beverages	0.22
Capital Markets	0.76
Chemicals	0.13
Commercial Banks	1.36
Commercial Services & Supplies	0.06
Consumer Finance	1.08
Diversified Financial Services	3.35
Diversified Telecommunication Services	0.63
Electric Utilities	0.44
Food Products	0.26
Insurance	0.15
IT Services	0.10
Media	0.31
Multi-Utilities & Unregulated Power	0.08
Oil & Gas	0.38
Personal Products	0.10
Pharmaceuticals	0.17
Real Estate	0.17
Road & Rail	0.27
Thrifts & Mortgage Finance	0.35
Wireless Telecommunication Services	0.10
Total US Corporate Bonds	10.85
Asset-Backed Securities	2.16
Collateralized Debt Obligation	0.61
Commercial Mortgage-Backed Securities	4.54
Mortgage & Agency Debt Securities	31.18
US Government Obligations	31.42
Total US Bonds	80.76
International Bonds
Aerospace & Defense	0.07
Commercial Banks	0.13
Diversified Telecommunication Services	0.12
Total International Bonds	0.32
Total Bonds	81.08
Investment Companies	18.00
Short-Term Investments	2.95
Options Purchased	0.09
Total Investments	102.12
Liabilities, in excess of cash and other assets	(2.12)
Net Assets	100.00%

1) Investment valuation

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

2) Short sales

Certain Funds may enter into short sales whereby the Fund sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuation in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. If the Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. The Fund will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. The Fund designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions.

3) Swap agreements

Interest rate swaps

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap agreements to comply with the terms of the contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps. The Funds accrue interim payments on the swap contracts on a daily basis, with the net amount also recorded within unrealized appreciation/depreciation.

At September 30, 2006, UBS Dynamic Alpha Fund and UBS U.S. Bond Fund had outstanding interest rate swap agreements with the following terms:

UBS Dynamic Alpha Fund

			Rate Type				Unrealized
Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		appreciation/ (depreciation)
CHF	45,000,000	05/09/15	2.3725%		1.5683	%+	$ 778,296
CHF	20,000,000	05/19/16	3.1850		1.5500	+	(711,739)
CHF	25,000,000	10/27/15	2.2675		1.5000	+	415,728
CHF	20,000,000	12/19/15	2.5600		1.6200	+	(48,715)
CHF	45,000,000	03/02/16	2.5625		1.8300	+	(13,661)
CHF	10,000,000	07/05/16	3.1800		1.6883	+	(335,436)
CHF	67,000,000	09/18/16	2.8188		1.8800	+	(390,220)
GBP	62,300,000	12/09/35	—	@	—	@	2,407,731
GBP	80,000,000	12/09/35	4.3175		4.7863	++	1,414,132
GBP	42,300,000	01/19/36	—	@	—	@	(8,637)
GBP	56,400,000	01/19/36	4.0010		4.8456	++	6,323,666
GBP	10,600,000	07/03/36	—	@	—	@	278,864
GBP	13,000,000	07/05/36	4.6525		4.8125	++	(1,159,336)
JPY	1,600,000,000	05/09/35	2.2513		0.2313	+++	729,104
JPY	675,000,000	07/12/35	2.2550		0.5006	+++	333,172
JPY	1,200,000,000	10/27/35	2.4400		0.1925	+++	144,843
JPY	700,000,000	12/19/35	2.4700		0.4050	+++	72,538
JPY	1,000,000,000	05/19/36	2.7200		0.3150	+++	(365,554)
JPY	1,500,000,000	03/02/36	2.4625		0.4594	+++	236,987
JPY	1,100,000,000	07/05/36	2.7800		0.4538	+++	(487,585)
							$9,614,178

@

Zero Coupon Inflation Swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the U.K.) as published by the Office of National Statistics.

+	Rate based on 6 month LIBOR (Swiss BBA)
++	Rate based on 6 month LIBOR (GBP BBA)
+++	Rate based on 6 month LIBOR (JPY BBA)
BBA	British Banking Association

Currency Type Abbreviations:

CHF	Swiss Franc
GBP	Great Britain Pound
JPY	Japanese Yen

UBS U.S. Bond Fund

			Rate Type				Unrealized
Notional Amount		Termination dates	Payments made by the Fund		Payments received by the Fund		appreciation/ (depreciation)
USD	30,000,000	06/13/09	5.2982	%@	5.3965%		$ 249,316
USD	8,000,000	06/13/17	5.5575		5.2982	@	(238,312)
							$ 11,004

@	Payments made based on 3 month LIBOR

Currency Type Abbreviation:

USD	United States Dollar

Credit default swaps

Credit default swap agreements involve commitments to pay interest and principal in the event of a default of a security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk and credit risk.

At September 30, 2006, UBS Dynamic Alpha Fund and UBS Absolute Return Bond Fund had outstanding credit default swap contracts with the following terms:

UBS Dynamic Alpha Fund

			Rate Type				Unrealized
Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		appreciation/ (depreciation)
EUR	23,000,000	12/20/11	0.50	%*	0.00	%**	—
EUR	23,000,000	12/20/11	0.28	*	0.00	***	—
USD	57,000,000	06/20/11	1.35	*	0.00	#	$ (961,955)
USD	111,000,000	12/20/11	1.40	*	0.00	##	133,714
USD	40,000,000	12/20/11	1.40	*	0.00	##	100,000
							$ (728,241)

*                             Payments made by the Fund are based on the notional amount.

**	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Wolters Kluwer N.V. bond 5.125% due 01/27/14.
***	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Akzo Nobel N.V. bond 4.25% due 06/14/11.
#

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM.5 Index.

##

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM.6 Index.

Currency Type Abbreviation:

EUR            Euro

USD           United States Dollar

UBS Absolute Return Bond Fund

			Rate Type
Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Unrealized depreciation
EUR	3,860,000	09/20/11	2.80	%*	0.00	^	$ (29,003)
EUR	3,700,000	09/20/11	0.57	*	0.00	**	(11,799)
EUR	3,740,000	09/20/11	0.25	*	0.00	***	(1,726)
USD	5,000,000	12/20/11	0.38	*	0.00	^^	—
							$ (42,528)

*	Payments made by the Fund are based on the notional amount.
^	Payment will be received upon the occurrence of a succession event with respect to the iTraxx Europe Crossover Series 6 Version 1 Index.
**	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Wolters Kluwer N.V. bond 5.125% due 01/27/14.
***	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Akzo Nobel N.V. bond 4.25% due 06/14/11.
^^	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the H.J. Heinz Company bond 6.00% due 03/15/08.

Currency Type Abbreviation:

EUR  Euro

USD  United States Dollar

4) Transactions with affiliates

The Funds may invest in shares of certain affiliated investment companies also sponsored by UBS Global AM (“ the Advisor”). Investments in affiliated investment companies for the period ended September 30, 2006 were as follows:

		UBS Dynamic Alpha Fund
Affiliates	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation/ (depreciation)	Value
UBS Emerging Markets Equity Relationship Fund	—	—	—	$9,554,739	$205,053,051
UBS International Equity Relationship Fund	$17,000,000	—	—	37,196,302	806,710,268
UBS Opportunistic High Yield Relationship Fund	23,000,000	—	—	181,323	23,181,323
UBS Opportunistic Emerging Markets Debt Relationship Fund	14,000,000	—	—	(85,989)	13,914,011
UBS Small Cap Equity Relationship Fund	—	—	—	1,761,926	171,011,086
UBS U.S. Equity Alpha Relationship Fund	19,000,000	—	—	20,282,876	304,172,613
UBS U.S. Large Cap Equity Relationship Fund	—	$318,000,000	$23,876,223	(7,384,663)	340,965,913
UBS U.S. Large Cap Growth Equity Relationship Fund	9,000,000	—	—	9,058,512	184,302,119

		UBS Global Allocation Fund
Affiliates	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation/ (depreciation)	Value
UBS Corporate Bond Relationship Fund	$10,650,000	—	—	$2,078,598	$ 53,375,408
UBS Emerging Markets Equity Relationship Fund	—	—	—	8,204,388	176,073,333
UBS High Yield Relationship Fund	—	—	—	1,094,189	32,734,419
UBS Small Cap Equity Relationship Fund	—	—	—	1,232,901	119,664,291
UBS U.S. Securitized Mortgage Relationship Fund	—	—	—	3,473,998	126,402,297

		UBS Global Equity Fund
Affiliates	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation/ (depreciation)	Value
UBS Emerging Markets Equity Completion Relationship Fund	—	—	—	$791,973	$17,523,299

		UBS International Equity Fund
Affiliates	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation/ (depreciation)	Value
UBS Emerging Markets Equity Completion Relationship Fund	—	—	—	$340,111	$7,523,343

		UBS Absolute Return Bond Fund
Affiliates	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation/ (depreciation)	Value
UBS U.S. Securitized Mortgage Relationship Fund	—	—	—	$1,781,604	$64,824,079

		UBS Global Bond Fund
Affiliates	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation/ (depreciation)	Value
UBS U.S. Securitized Mortgage Relationship Fund	$600,000	—	—	$333,591	$12,643,752

		UBS U.S. Bond Fund
Affiliates	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation/ (depreciation)	Value
UBS Corporate Bond Relationship Fund	$2,600,000	—	—	$189,354	$5,487,666
UBS Opportunistic High Yield Relationship Fund	—	—	—	253,003	8,279,851
UBS Opportunistic Emerging Markets Debt Relationship Fund	—	—	—	32,378	2,039,091
UBS U.S. Securitized Mortgage Relationship Fund	4,000,000	—	—	284,361	13,719,712

The Funds may invest in shares of the UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at September 30, 2006 and for the period then ended were as follows:

Fund	Purchases	Sales proceeds	Interest income	Value	% of net assets
UBS Global Allocation Fund	$280,226,216	$191,860,826	$2,138,235	$296,279,684	7.12%
UBS Global Equity Fund	18,144,216	17,443,334	20,343	700,882	0.16
UBS International Equity Fund	28,283,607	37,260,135	24,635	12,098,502	6.14
UBS U.S. Large Cap Equity Fund	61,700,964	59,017,769	313,978	20,828,835	2.86
UBS U.S. Large Cap Growth Fund	1,945,260	1,950,715	2,060	134,006	1.06
UBS U.S. Large Cap Value Equity Fund	6,576,280	6,114,555	16,041	1,365,312	1.04
UBS U.S. Small Cap Growth Fund	28,494,366	31,421,895	139,051	7,859,466	1.81
UBS Global Bond Fund	8,474,179	10,316,492	93,187	5,362,156	5.02
UBS High Yield Fund	12,884,442	8,386,786	35,517	5,480,261	5.05
UBS U.S. Bond Fund	26,034,184	29,391,198	68,250	4,487,292	2.74

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income. Amounts relating to those investments at September 30, 2006 and for the period ended, were as follows:

Fund	Purchases	Sales proceeds	Interest income	Value	% of net assets
UBS Dynamic Alpha Fund	$286,937,129	$192,803,095	$1,205,226	$121,267,259	4.16%
UBS U.S. Equity Alpha Fund	7,839	—	3	7,839	0.01
UBS U.S. Mid Cap Growth Equity Fund	282,518	313,229	476	30,161	0.61
UBS Absolute Return Bond Fund	36,021,273	40,411,181	476,754	35,438,979	6.97

5) Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Allocation Fund and UBS International Equity Fund loaned securities to certain brokers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Schedule of Investments. In addition, the UBS Global Allocation Fund received US Government Agency securities as collateral amounting to $112,206,236.

which cannot be resold. The value of loaned securities and related collateral outstanding at September 30, 2006, as follows:

Fund	Market Value of Securities Loaned	Collateral Received for Securities Loaned	Market Value of Investment of Cash Collateral Reserved
UBS Global Allocation Fund	$200,385,492	$206,238,878	$94,032,642
UBS International Equity Fund	10,567,507	11,157,927	11,157,927

At September 30, 2006, cash collateral was invested in UBS Supplementary Trust — U.S. Cash Management Prime Fund, an affiliate.

6) Option writing

Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters in a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from the market value.

Written option activity for the three months ended September 30, 2006 for UBS Dynamic Alpha Fund was as follows:

	Number of contracts	Amount of premiums received

Options outstanding at June 30, 2006	2,627	$3,766,496
Option expired prior to exercise	(2,627)	(3,766,496)
Options outstanding at September 30, 2006	—	$—

Written option activity for the three months ended September 30, 2006 for UBS U.S. Bond Fund was as follows:

	Number of contracts	Amount of premiums received

Options outstanding at June 30, 2006	—	—
Options written	169	$35,929
Options terminated in closing purchase transactions	—	—
Option expired prior to exercise	(169)	(35,929)
Options exercised	—	—
Options outstanding at September 30, 2006	—	$—

For more information regarding the UBS Funds’ other significant accounting policies, please refer to the UBS Funds’ annual report to shareholders dated June 30, 2006.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2006